UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2010

                   Date of reporting period: January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 99.16%
CONGLOMERATES: 1.13%
      60,000   GENERAL ELECTRIC COMPANY                                                                          $     964,800
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 47.77%
     362,035   BANK OF AMERICA CORPORATION                                                                           5,495,692
     104,778   BANK OF NEW YORK MELLON CORPORATION                                                                   3,047,992
      56,000   BB&T CORPORATION                                                                                      1,560,720
     738,000   CITIGROUP INCORPORATED                                                                                2,450,160
      45,800   CITY NATIONAL CORPORATION                                                                             2,262,062
      14,242   CULLEN FROST BANKERS INCORPORATED                                                                       730,899
     274,962   JPMORGAN CHASE & COMPANY                                                                             10,707,020
      43,000   NORTHERN TRUST CORPORATION                                                                            2,172,360
      59,300   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                             3,286,999
      44,500   STATE STREET CORPORATION                                                                              1,908,160
      37,700   SUNTRUST BANKS INCORPORATED                                                                             917,241
     206,800   US BANCORP                                                                                            5,186,544
      54,000   ZIONS BANCORPORATION<<                                                                                1,024,380
                                                                                                                    40,750,229
                                                                                                                 -------------
INSURANCE CARRIERS: 23.09%
      41,200   ACE LIMITED                                                                                           2,029,924
     124,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                            1,599,600
      47,500   GENWORTH FINANCIAL INCORPORATED+                                                                        657,400
      94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        2,255,060
     141,142   ING GROEP NV ADR                                                                                      1,326,735
      49,000   MANULIFE FINANCIAL CORPORATION                                                                          898,660
      48,500   MAX CAPITAL GROUP LIMITED                                                                             1,092,220
      75,582   METLIFE INCORPORATED                                                                                  2,669,556
      51,500   PRUDENTIAL FINANCIAL INCORPORATED                                                                     2,574,485
      23,500   RENAISSANCERE HOLDINGS LIMITED                                                                        1,273,230
      65,600   THE TRAVELERS COMPANIES INCORPORATED                                                                  3,323,952
                                                                                                                    19,700,822
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 7.54%
      74,000   AMERICAN EXPRESS COMPANY                                                                              2,786,840
      69,000   CAPITAL ONE FINANCIAL CORPORATION                                                                     2,543,340
      68,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                1,099,560
                                                                                                                     6,429,740
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUST (REIT): 3.11%
      51,000   PROLOGIS                                                                                                642,600
      25,400   PUBLIC STORAGE INCORPORATED                                                                           2,011,172
                                                                                                                     2,653,772
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 16.52%
      60,000   ALLIANCE BERNSTEIN HOLDING LP<<                                                                       1,544,400
      92,541   CHARLES SCHWAB CORPORATION                                                                            1,692,575
      52,200   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            1,324,836
      35,900   GOLDMAN SACHS GROUP INCORPORATED                                                                      5,339,048
      87,200   INVESCO LIMITED                                                                                       1,682,960
      93,500   MORGAN STANLEY                                                                                        2,503,930
                                                                                                                    14,087,749
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $102,512,504)                                                                             84,587,112
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

SHARES         SECURITY NAME                                                         YIELD                           VALUE
------------   ---------------------------------------------------------------   -------------                   -------------
COLLATERAL FOR SECURITIES LENDING: 2.04%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.09%
      77,082   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                  $      77,082
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.95%
$     34,136   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010          34,135
      13,489   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          13,489
       8,259   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010           8,258
       2,202   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010           2,202
      11,012   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          11,011
       5,506   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010           5,506
       8,259   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010           8,258
      12,113   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010          12,111
       5,506   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010           5,505
      16,517   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010          16,516
      14,315   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          14,313
      47,139   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $47,139)                     0.12      02/01/2010          47,139
      19,821   BANK OF IRELAND                                                            0.35      02/01/2010          19,821
      11,562   BANK OF IRELAND                                                            0.50      02/02/2010          11,562
      30,833   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010          30,833
       4,405   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010           4,405
       1,101   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010           1,101
      33,035   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010          33,035
      24,839   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010          24,838
       2,478   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010           2,478
       4,405   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027           4,405
       6,056   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028           6,056
       2,915   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038           2,915
      30,833   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010          30,828
       8,809   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030           8,809
      30,833   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010          30,833
      19,821   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037          19,821
      30,833   DEUTSCHE BANK (CAYMAN ISLANDS)                                             0.12      02/01/2010          30,833
      11,562   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          11,562
      16,517   DEXIA DELAWARE LLC                                                         0.21      02/04/2010          16,517
      30,833   DNB NOR BANK ASA                                                           0.13      02/01/2010          30,833
      30,833   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010          30,832
      12,113   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010          12,112
       9,910   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010           9,909
      16,517   FORTIS BANK NV SA                                                          0.17      02/03/2010          16,517
      14,315   FORTIS BANK NV SA                                                          0.19      02/05/2010          14,315
      27,529   GDF SUEZ++                                                                 0.20      02/03/2010          27,529
      40,872   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $40,872)                     0.12      02/01/2010          40,872
      31,934   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010          31,930
     259,984   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         101,784
      15,416   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023          15,416
      11,177   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          11,177
       1,817   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042           1,817
      16,517   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034          16,517
       5,506   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029           5,506
       2,202   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018           2,202
      28,080   ING USA FUNDING LLC                                                        0.17      02/09/2010          28,078
       3,304   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025           3,304
      30,833   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010          30,833
      34,136   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010          34,136
       4,529   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010           4,529
      20,619   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010          20,618
       1,101   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           1,101
      36,394   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034          36,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     11,012   MATCHPOINT MASTER TRUST++(p)                                               0.17%     02/22/2010   $      11,010
      19,821   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010          19,818
       5,506   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010           5,506
       3,964   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036           3,964
      33,035   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010          33,033
       2,202   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018           2,202
      25,822   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034          25,822
      19,160   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040          19,160
      22,034   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010          22,032
      22,023   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010          22,021
       6,436   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034           6,436
      22,023   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010          22,021
       3,028   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010           3,028
      21,230   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010          21,230
      34,136   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010          34,135
       2,202   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010           2,202
      30,833   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010          30,833
      28,630   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010          28,628
      30,833   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010          30,833
       4,411   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010           4,411
      19,147   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010          19,145
      25,852   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010          25,851
       9,910   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032           9,910
      35,237   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010          35,237
      30,833   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037          30,833
       3,304   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040           3,304
     327,466   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010         163,733
      33,035   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010          33,033
                                                                                                                     1,666,727
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,712,812)                                                            1,743,809
                                                                                                                 -------------

   SHARES                                                                            YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 0.78%
MUTUAL FUNDS: 0.78%
     665,593   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                        665,593
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $665,593)                                                                           665,593
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $104,890,909)*                                                 101.98%                                  $  86,996,514
OTHER ASSETS AND LIABILITIES, NET                                        (1.98)                                     (1,689,180)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $  85,307,334
                                                                        ------                                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $665,593.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $105,986,214 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  7,531,392
GROSS UNREALIZED DEPRECIATION    (26,521,092)
                                ------------
NET UNREALIZED DEPRECIATION     $(18,989,700)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 94.11%
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.18%
       9,100   TOYOTA MOTOR CORPORATION+                                                                         $     351,842
                                                                                                                 -------------
BUSINESS SERVICES: 32.34%
      51,135   ACTIVISION BLIZZARD INCORPORATED+                                                                       519,532
       4,970   BAIDU.COM INCORPORATED ADR+                                                                           2,046,199
     132,020   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   5,763,993
     133,945   F5 NETWORKS INCORPORATED+                                                                             6,620,901
      49,588   INTUIT INCORPORATED+                                                                                  1,468,301
      14,120   JUNIPER NETWORKS INCORPORATED+                                                                          350,600
      21,870   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                             758,014
     775,090   MICROSOFT CORPORATION                                                                                21,842,036
      12,135   NETEASE.COM INCORPORATED ADR+                                                                           398,028
     418,645   ORACLE CORPORATION                                                                                    9,653,954
      38,606   RED HAT INCORPORATED+                                                                                 1,050,855
      99,769   SALESFORCE.COM INCORPORATED+                                                                          6,340,320
      51,685   SINA CORPORATION+                                                                                     1,868,930
     130,831   SUCCESSFACTORS INCORPORATED+                                                                          2,132,545
      39,430   VERISK ANALYTICS INCORPORATED CLASS A+                                                                1,108,772
       4,680   VMWARE INCORPORATED+                                                                                    212,519
                                                                                                                    62,135,499
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 0.31%
       7,775   MONSANTO COMPANY                                                                                        589,967
                                                                                                                 -------------
COMMUNICATIONS: 9.41%
      80,295   AKAMAI TECHNOLOGIES INCORPORATED+                                                                     1,983,287
     139,165   AMERICAN TOWER CORPORATION CLASS A+                                                                   5,907,554
      22,774   BHARTI AIRTEL LIMITED                                                                                   151,136
     107,765   CROWN CASTLE INTERNATIONAL CORPORATION+                                                               3,980,839
      33,682   EQUINIX INCORPORATED<<+                                                                               3,241,219
     150,585   TENCENT HOLDINGS LIMITED                                                                              2,816,214
                                                                                                                    18,080,249
                                                                                                                 -------------
COMMUNICATIONS EQUIPMENT: 0.05%
       2,730   QUALCOMM INCORPORATED                                                                                   106,989
                                                                                                                 -------------
COMPUTER TECHNOLOGIES: 0.38%
      50,620   ACER INCORPORATED SPONSORED GDR                                                                         726,397
                                                                                                                 -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.33%
      34,900   QUANTA SERVICES INCORPORATED+                                                                           635,878
                                                                                                                 -------------
E-COMMERCE/SERVICES: 7.97%
      71,580   AMAZON.COM INCORPORATED+                                                                              8,976,848
     184,475   EBAY INCORPORATED+                                                                                    4,246,615
      33,655   NETFLIX INCORPORATED<<+                                                                               2,095,024
                                                                                                                    15,318,487
                                                                                                                 -------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS: 0.25%
      35,065   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR<<+                                                           473,728
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.94%
      73,985   AMPHENOL CORPORATION CLASS A                                                                          2,947,562
     126,685   ANALOG DEVICES INCORPORATED                                                                           3,415,428
     271,395   CISCO SYSTEMS INCORPORATED+                                                                           6,098,246
     124,715   CYPRESS SEMICONDUCTOR CORPORATION+                                                                    1,253,386

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     204,000   HITACHI LIMITED                                                                                   $     702,864
      24,700   HOYA CORPORATION                                                                                        662,206
     255,650   INTEL CORPORATION                                                                                     4,959,610
      42,100   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                          663,227
     274,835   MOTOROLA INCORPORATED                                                                                 1,690,235
     108,645   NETAPP INCORPORATED+                                                                                  3,164,829
     452,375   ON SEMICONDUCTOR CORPORATION+                                                                         3,261,624
      64,740   SUNPOWER CORPORATION+                                                                                 1,202,222
      59,480   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                  604,317
                                                                                                                    30,625,756
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.44%
      20,560   ACCENTURE PLC                                                                                           846,613
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 20.03%
      66,712   APPLE INCORPORATED+                                                                                  12,816,709
     408,135   EMC CORPORATION+                                                                                      6,803,610
     325,790   HEWLETT-PACKARD COMPANY                                                                              15,334,935
     157,718   RIVERBED TECHNOLOGY INCORPORATED+                                                                     3,536,038
                                                                                                                    38,491,292
                                                                                                                 -------------
INFORMATION & BUSINESS SERVICES: 4.34%
      14,300   GOOGLE INCORPORATED CLASS A+                                                                          7,570,706
       2,051   YAHOO! JAPAN CORPORATION                                                                                778,228
                                                                                                                     8,348,934
                                                                                                                 -------------
INTERNET SOFTWARE: 0.38%
      30,255   ASIAINFO HOLDINGS INCORPORATED+                                                                         723,095
                                                                                                                 -------------
MEDICAL TECHNOLOGIES: 0.22%
      10,885   ATHENAHEALTH INCORPORATED+                                                                              428,216
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.50%
      11,665   VISA INCORPORATED CLASS A                                                                               960,848
                                                                                                                 -------------
TELECOMMUNICATIONS: 0.35%
      26,200   SOFTBANK CORPORATION                                                                                    667,880
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 0.69%
      47,620   JOHNSON CONTROLS INCORPORATED                                                                         1,325,261
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $178,851,984)                                                                            180,836,931
                                                                                                                 -------------

                                                                                     YIELD
                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 1.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.06%
     116,728   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                        116,728
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.65%
$     51,694   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010          51,691
      20,427   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          20,427
      12,507   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010          12,505
       3,335   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010           3,335
      16,675   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          16,675
       8,338   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010           8,337
      12,507   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010          12,505

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     18,343   ANTALIS US FUNDING CORPORATION++(p)                                        0.19%     02/22/2010   $      18,341
       8,338   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010           8,337
      25,013   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010          25,010
      21,678   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          21,675
      71,384   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $71,385)                     0.12      02/01/2010          71,384
      30,016   BANK OF IRELAND                                                            0.35      02/01/2010          30,016
      17,509   BANK OF IRELAND                                                            0.50      02/02/2010          17,509
      46,691   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010          46,691
       6,670   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010           6,670
       1,668   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010           1,667
      50,026   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010          50,026
      37,615   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010          37,613
       3,752   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010           3,752
       6,670   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027           6,670
       9,171   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028           9,171
       4,415   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038           4,415
      46,691   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010          46,683
      13,340   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          13,340
      46,691   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010          46,691
      30,016   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037          30,016
      46,691   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010          46,691
      17,509   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          17,509
      25,013   DEXIA DELAWARE LLC                                                         0.21      02/04/2010          25,012
      46,691   DNB NOR BANK ASA                                                           0.13      02/01/2010          46,691
      46,691   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010          46,690
      18,343   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010          18,342
      15,008   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010          15,006
      25,013   FORTIS BANK NV SA                                                          0.17      02/03/2010          25,013
      21,678   FORTIS BANK NV SA                                                          0.19      02/05/2010          21,678
      41,689   GDF SUEZ++                                                                 0.20      02/03/2010          41,688
      61,894   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $61,895)                     0.12      02/01/2010          61,894
      48,359   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010          48,353
   1,016,333   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         397,894
      23,346   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023          23,346
      16,926   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          16,926
       2,751   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042           2,751
      25,013   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034          25,013
       8,338   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029           8,338
       3,335   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018           3,335
      42,522   ING USA FUNDING LLC                                                        0.17      02/09/2010          42,520
       5,003   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025           5,003
      46,691   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010          46,691
      51,694   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010          51,694
       6,859   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010           6,858
      31,225   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010          31,223
       1,668   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           1,668
      55,112   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034          55,112
      16,675   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010          16,674
      30,016   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010          30,012
       8,338   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010           8,337
       6,003   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036           6,003
      50,026   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010          50,023
       3,335   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018           3,335
      39,104   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034          39,104
      29,015   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040          29,015
      33,367   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010          33,364
      33,351   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010          33,348
       9,747   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034           9,747
      33,351   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010          33,348
       4,586   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010           4,585
      32,150   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010          32,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     51,694   SCALDIS CAPITAL LIMITED++(p)                                               0.20%     02/04/2010   $      51,692
       3,335   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010           3,335
      46,691   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010          46,691
      43,356   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010          43,353
      46,691   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010          46,692
       6,680   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010           6,680
      28,995   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010          28,992
      39,149   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010          39,147
      15,008   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032          15,008
      53,361   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010          53,361
      46,691   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037          46,691
       5,003   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040           5,003
   1,280,138   VFNC CORPORATION++(a)+/-(i)                                                0.46      09/30/2010         640,069
      50,026   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010          50,026
                                                                                                                     3,159,876
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,155,431)                                                            3,276,604
                                                                                                                 -------------

   SHARES                                                                            YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 6.71%
MUTUAL FUNDS: 6.71%
  12,890,467   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                     12,890,467
TOTAL SHORT-TERM INVESTMENTS (COST $12,890,467)                                                                     12,890,467
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $194,897,882)*                                                 102.53%                                  $  197,004,002
OTHER ASSETS AND LIABILITIES, NET                                        (2.53)                                     (4,861,078)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 192,142,924
                                                                        ------                                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,890,467.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $197,148,164 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,134,536
GROSS UNREALIZED DEPRECIATION    (11,278,698)
                                ------------
NET UNREALIZED DEPRECIATION     $   (144,162)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS - SPECIALTY FUNDS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the three months ended January 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of January 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                            DEFAULTED/IMPAIRED/
                                      RESTRUCTURED SIVS ($VALUE)   % OF NET ASSETS
                                      --------------------------   ---------------
Specialized Financial Services Fund              265,517                0.31%
Specialized Technology Fund                    1,037,963                0.54%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' investments in securities:

                                                        SIGNIFICANT
                                                           OTHER        SIGNIFICANT       TOTAL
                                                         OBSERVABLE    UNOBSERVABLE    FAIR VALUE
                                         QUOTED PRICE       INPUTS        INPUTS         AS OF
INVESTMENTS IN SECURITIES                 (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     01/31/2010
-------------------------                ------------   ------------   ------------   ------------
SPECIALIZED FINANCIAL SERVICES FUND
   Equity securities
      COMMON STOCKS ..................   $ 84,587,112    $        0     $        0    $ 84,587,112
   Corporate debt securities .........              0     1,077,229        265,517       1,342,746
   Debt securities issued by states
      in the U.S. and
      its political subdivisions .....              0       235,970              0         235,970
   Short-term investments ............        742,675        88,011              0         830,686
TOTAL ................................   $ 85,329,787    $1,401,210     $  265,517    $ 86,996,514
SPECIALIZED TECHNOLOGY FUND
   Equity securities
      COMMON STOCKS ..................   $180,836,931    $        0     $        0    $180,836,931
   Corporate debt securities .........              0     1,631,293      1,037,963       2,669,256
   Debt securities issued by states
      in the U.S. and
      its political subdivisions .....              0       357,342              0         357,342
   Short-term investments ............     13,007,195       133,278              0      13,140,473
TOTAL ................................   $193,844,126    $2,121,913     $1,037,963    $197,004,002

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                           SPECIALIZED     SPECIALIZED
                                            FINANCIAL      TECHNOLOGY
                                          SERVICES FUND       FUND
                                          -------------   ------------
CORPORATE DEBT SECURITIES
BALANCE AS OF OCTOBER 31, 2009 ........     $244,859       $  957,208
   Realized gain (loss) ...............       (1,135)          (4,436)
   Change in unrealized appreciation
      (depreciation) ..................       43,653          170,649
   Net purchases (sales) ..............      (21,860)         (85,458)
   Net transfer in (out) of Level 3 ...            0                0
BALANCE AS OF JANUARY 31, 2010 ........     $265,517       $1,037,963
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end
   of reporting period ................     $ 43,653       $  170,649

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 97.45%
AMUSEMENT & RECREATION SERVICES: 2.53%
     226,900   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                        $   5,833,599
                                                                                                                 -------------
BASIC MATERIALS: 3.62%
     209,800   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       8,343,746
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 3.09%
      10,400   NVR INCORPORATED+                                                                                     7,115,056
                                                                                                                 -------------
BUSINESS SERVICES: 1.04%
      46,200   MANPOWER INCORPORATED                                                                                 2,392,698
                                                                                                                 -------------
CHEMICALS: 1.43%
      82,990   SCOTTS MIRACLE-GRO COMPANY                                                                            3,294,703
                                                                                                                 -------------
COSMETICS, PERSONAL CARE: 1.75%
     134,200   AVON PRODUCTS INCORPORATED                                                                            4,044,788
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.26%
      98,100   CITY NATIONAL CORPORATION                                                                             4,845,159
     401,700   UMPQUA HOLDINGS CORPORATION                                                                           4,965,012
                                                                                                                     9,810,171
                                                                                                                 -------------
EATING & DRINKING PLACES: 1.81%
     112,700   DARDEN RESTAURANTS INCORPORATED                                                                       4,165,392
                                                                                                                 -------------
EDUCATIONAL SERVICES: 1.15%
     189,400   CORINTHIAN COLLEGES INCORPORATED<<+                                                                   2,651,600
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.57%
     221,200   REPUBLIC SERVICES INCORPORATED                                                                        5,925,948
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.77%
     731,600   FLEXTRONICS INTERNATIONAL LIMITED+                                                                    4,638,344
     287,300   MOLEX INCORPORATED                                                                                    5,791,968
     242,700   WESTAR ENERGY INCORPORATED                                                                            5,176,791
                                                                                                                    15,607,103
                                                                                                                 -------------
FOOD STORES: 3.26%
     334,300   SAFEWAY INCORPORATED                                                                                  7,505,035
                                                                                                                 -------------
FURNITURE & FIXTURES: 3.05%
     993,100   STEELCASE INCORPORATED<<                                                                              7,031,148
                                                                                                                 -------------
GENERAL MERCHANDISE STORES: 1.47%
     110,000   FAMILY DOLLAR STORES INCORPORATED                                                                     3,396,800
                                                                                                                 -------------
HEALTH SERVICES: 3.92%
     128,750   CARDINAL HEALTH INCORPORATED                                                                          4,257,763
      84,200   MEDNAX INCORPORATED<<+                                                                                4,787,612
                                                                                                                     9,045,375
                                                                                                                 -------------
HOUSEHOLD PRODUCTS, WARE: 2.86%
     158,500   FORTUNE BRANDS INCORPORATED                                                                           6,588,845
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.63%
     131,300   CARLISLE COMPANIES INCORPORATED                                                                   $   4,401,176
     201,800   DIEBOLD INCORPORATED                                                                                  5,361,826
     130,800   DOVER CORPORATION                                                                                     5,608,704
     190,700   KENNAMETAL INCORPORATED                                                                               4,668,336
     199,500   VERIGY LIMITED<<+                                                                                     2,162,580
                                                                                                                    22,202,622
                                                                                                                 -------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.84%
     289,800   ARTHUR J. GALLAGHER & COMPANY                                                                         6,534,990
                                                                                                                 -------------
INSURANCE CARRIERS: 12.92%
     170,700   AXIS CAPITAL HOLDINGS LIMITED                                                                         4,916,160
     388,800   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                            5,015,520
      74,800   RENAISSANCERE HOLDINGS LIMITED                                                                        4,052,664
     255,100   STEWART INFORMATION SERVICES CORPORATION<<                                                            2,617,326
      20,800   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                6,665,776
     248,700   WILLIS GROUP HOLDINGS                                                                                 6,523,401
                                                                                                                    29,790,847
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.85%
     711,300  BOSTON SCIENTIFIC CORPORATION+                                                                         6,138,519
     149,600  QUEST DIAGNOSTICS INCORPORATED                                                                         8,328,232
     636,500  TERADYNE INCORPORATED<<+                                                                               5,944,910
                                                                                                                    20,411,661
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.64%
   1,270,500   CAPITALSOURCE INCORPORATED                                                                            6,085,695
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS: 2.86%
     235,000   BEMIS COMPANY INCORPORATED                                                                            6,594,100
                                                                                                                 -------------
PERSONAL SERVICES: 2.58%
    238,200    G&K SERVICES INCORPORATED CLASS A                                                                     5,955,000
                                                                                                                 -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.32%
     507,200   HARTE-HANKS INCORPORATED                                                                              5,356,032
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.83%
     116,400   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             4,228,812
                                                                                                                 -------------
TEXTILE MILL PRODUCTS: 1.85%
     214,200   ALBANY INTERNATIONAL CORPORATION CLASS A                                                              4,260,438
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 2.08%
     112,200   AUTOLIV INCORPORATED                                                                                  4,803,282
                                                                                                                 -------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.47%
     356,100   HAIN CELESTIAL GROUP INCORPORATED+                                                                    5,694,039
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $234,700,362)                                                                            224,669,525
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 2.75%                                                 YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.11%
     256,320   DWS MONEY MARKET SERIES INSTITUTIONAL(u)
                                                                                          0.13%                        256,320
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.64%
$    113,513   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010   $     113,508
      44,856   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          44,856
      27,463   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010          27,460
       7,323   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010           7,323
      36,617   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          36,616
      40,279   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010          40,274
      18,309   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010          18,306
      18,309   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010          18,308
      27,463   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010          27,460
      54,926   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010          54,920
      47,602   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          47,595
     156,751   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $156,753)                       0.12      02/01/2010         156,751
      65,911   BANK OF IRELAND                                                            0.35      02/01/2010          65,911
      38,448   BANK OF IRELAND                                                            0.50      02/02/2010          38,448
     102,528   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010         102,529
       3,662   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010           3,662
      14,647   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010          14,646
     109,852   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010         109,852
      82,597   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010          82,593
       8,239   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010           8,239
      14,647   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          14,647
      20,139   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          20,139
       9,694   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038           9,694
     102,528   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010         102,511
      29,294   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          29,294
     102,528   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010         102,528
      65,911   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037          65,911
     102,528   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010         102,528
      38,448   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          38,448
      54,926   DEXIA DELAWARE LLC                                                         0.21      02/04/2010          54,924
     102,528   DNB NOR BANK ASA                                                           0.13      02/01/2010         102,528
     102,528   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010         102,525
      32,955   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010          32,952
      40,279   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010          40,278
      54,926   FORTIS BANK NV SA                                                          0.17      02/03/2010          54,926
      47,602   FORTIS BANK NV SA                                                          0.19      02/05/2010          47,602
      91,543   GDF SUEZ++                                                                 0.20      02/03/2010          91,541
     135,912   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $135,913)                       0.12      02/01/2010         135,912
     106,190   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010         106,177
   1,385,344   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         542,362
      51,264   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023          51,264
      37,166   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          37,166
       6,042   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042           6,042
      54,926   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034          54,926
      18,309   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                    0.22      07/01/2029          18,309
       7,323   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018           7,323
      93,374   ING USA FUNDING LLC                                                        0.17      02/09/2010          93,369
      10,985   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025          10,985
     102,528   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010         102,528
     113,513   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010         113,514
      15,061   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010          15,060
      68,566   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010          68,561
       3,662   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           3,662
     121,020   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034         121,020
      36,617   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010          36,613
      65,911   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010          65,903
      18,309   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010          18,308
      13,182   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          13,182
     109,852   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010         109,845
       7,323   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018           7,323
      85,867   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034          85,867

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     63,714   NEWPORT BEACH CA REVENUE+/-ss                                              0.18%     12/01/2040   $      63,714
      73,271   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010          73,264
      73,234   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010          73,227
      21,403   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034          21,403
      73,234   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010          73,228
      10,070   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010          10,068
      70,598   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010          70,597
     113,513   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010         113,510
     102,528   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010         102,528
       7,323   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010           7,324
      95,205   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010          95,198
     102,528   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010         102,530
      63,670   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010          63,662
      14,669   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010          14,667
      85,966   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010          85,962
      32,955   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032          32,955
     117,175   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010         117,175
     102,528   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037         102,528
      10,985   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040          10,985
   1,744,932   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010         872,466
     109,852   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010         109,852
                                                                                                                     6,074,297
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,165,448)                                                            6,330,617
                                                                                                                 -------------

SHARES                                                                               YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 2.89%

MUTUAL FUNDS: 2.89%

   6,663,816   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                            0.11%                      6,663,816
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,663,816)                                                                       6,663,816
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES

(COST $247,529,626)*                                              103.09%                                        $ 237,663,958

OTHER ASSETS AND LIABILITIES, NET                                  (3.09)                                           (7,120,233)
                                                                  ------                                         -------------
TOTAL NET ASSETS                                                  100.00%                                        $ 230,543,725
                                                                  ------                                         -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME PRODUCING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,663,816.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $276,017,080 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 26,574,157
GROSS UNREALIZED DEPRECIATION    (64,927,279)
                                ------------
NET UNREALIZED DEPRECIATION     $(38,353,122)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 95.50%
AMUSEMENT & RECREATION SERVICES: 0.91%
     288,000   ROYAL CARIBBEAN CRUISES LIMITED+<<                                                                $   7,513,920
                                                                                                                 -------------
APPAREL & ACCESSORY STORES: 1.22%
     157,000   KOHL'S CORPORATION+                                                                                   7,908,090
      68,000   URBAN OUTFITTERS INCORPORATED+                                                                        2,174,576
                                                                                                                    10,082,666
                                                                                                                 -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.04%
     247,370   COACH INCORPORATED                                                                                    8,628,266
                                                                                                                 -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.13%
     238,000   ADVANCE AUTO PARTS INCORPORATED                                                                       9,389,100
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.12%
     254,160   RYDER SYSTEM INCORPORATED                                                                             9,251,424
                                                                                                                 -------------
BASIC MATERIALS: 1.25%
     260,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      10,340,200
                                                                                                                 -------------
BIOPHARMACEUTICALS: 1.28%
     194,900   GENZYME CORPORATION+                                                                                 10,575,274
                                                                                                                 -------------
BUSINESS SERVICES: 5.45%
     925,000   ACTIVISION BLIZZARD INCORPORATED+                                                                     9,398,000
     346,000   AMDOCS LIMITED+                                                                                       9,892,140
     234,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  10,216,440
     150,000   GLOBAL PAYMENTS INCORPORATED                                                                          6,675,000
   1,385,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          8,947,100
                                                                                                                    45,128,680
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 2.65%
     635,000   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                               11,417,300
     439,800   NALCO HOLDING COMPANY                                                                                10,370,484
       7,243   PAREXEL INTERNATIONAL CORPORATION+                                                                      140,080
                                                                                                                    21,927,864
                                                                                                                 -------------
COMMUNICATIONS: 7.70%
     438,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                               11,230,320
     941,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                       9,767,580
     383,000   NEUSTAR INCORPORATED CLASS A+                                                                         8,602,180
     635,000   SYNIVERSE HOLDINGS INCORPORATED+                                                                     10,674,350
     300,707   TIME WARNER CABLE INCORPORATED<<                                                                     13,107,818
     668,000   TIME WARNER TELECOM INCORPORATED+<<                                                                  10,293,880
                                                                                                                    63,676,128
                                                                                                                 -------------
COMMUNICATIONS EQUIPMENT: 1.42%
     432,000   COMMSCOPE INCORPORATED+                                                                              11,754,720
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.00%
     176,000   CITY NATIONAL CORPORATION<<                                                                           8,692,640
     495,292   FIRSTMERIT CORPORATION                                                                               10,148,533
     754,954   GLACIER BANCORP INCORPORATED                                                                         10,826,040
      44,000   NORTHWEST BANCSHARES INCORPORATED                                                                       515,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
DEPOSITORY INSTITUTIONS (continued)
   1,058,554   SYNOVUS FINANCIAL CORPORATION<<                                                                   $   2,921,609
                                                                                                                    33,104,062
                                                                                                                 -------------
DRILLING OIL & NATURAL GAS WELLS: 1.20%
     246,709   NOBLE CORPORATION                                                                                     9,947,307
                                                                                                                 -------------
E-COMMERCE/SERVICES: 1.24%
     449,000   GSI COMMERCE INCORPORATED+<<                                                                         10,219,240
                                                                                                                 -------------
EATING & DRINKING PLACES: 1.25%
     529,746   JACK IN THE BOX INCORPORATED+                                                                        10,335,344
                                                                                                                 -------------
EDUCATIONAL SERVICES: 1.97%
      56,000   CAPELLA EDUCATION COMPANY+                                                                            4,109,280
     610,000   GRAND CANYON EDUCATION INCORPORATED+                                                                 12,181,700
                                                                                                                    16,290,980
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.32%
     407,000   REPUBLIC SERVICES INCORPORATED                                                                       10,903,530
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.65%
     317,079   AMETEK INCORPORATED                                                                                  11,554,359
     426,000   ENERSYS+                                                                                              8,302,740
   1,774,000   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                           10,058,580
   1,369,000   PMC-SIERRA INCORPORATED+                                                                             10,883,550
     297,000   TESSERA TECHNOLOGIES INCORPORATED+                                                                    5,099,490
      32,315   WHIRLPOOL CORPORATION                                                                                 2,429,442
     285,000   XILINX INCORPORATED                                                                                   6,720,300
                                                                                                                    55,048,461
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
     429,000   AECOM TECHNOLOGY CORPORATION+                                                                        11,570,130
                                                                                                                 -------------
ENTERTAINMENT PRODUCTION: 0.64%
     201,000   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                        5,278,260
                                                                                                                 -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.22%
     425,000   CROWN HOLDINGS INCORPORATED+                                                                         10,119,250
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS: 1.37%
     643,000   DEAN FOODS COMPANY+                                                                                  11,336,090
                                                                                                                 -------------
FOOD STORES: 1.19%
     460,000   KROGER COMPANY                                                                                        9,857,800
                                                                                                                 -------------
FURNITURE & FIXTURES: 1.61%
     611,066   HERMAN MILLER INCORPORATED                                                                           10,320,905
     224,000   MASCO CORPORATION<<                                                                                   3,037,440
                                                                                                                    13,358,345
                                                                                                                 -------------
GENERAL MERCHANDISE STORES: 1.25%
     307,000   BJ'S WHOLESALE CLUB INCORPORATED+                                                                    10,373,530
                                                                                                                 -------------
HEALTH CARE: 1.32%
     215,000   HOSPIRA INCORPORATED+                                                                                10,887,600
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
HEALTH SERVICES: 0.70%
     200,000   UNIVERSAL HEALTH SERVICES CLASS B                                                                 $   5,832,000
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.30%
     181,000   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        8,492,520
     507,300   NBH HOLDINGS CORPORATION++(a)                                                                        10,526,475
                                                                                                                    19,018,995
                                                                                                                 -------------
HOUSEHOLD PRODUCTS, WARE: 1.28%
     175,000   CHURCH & DWIGHT COMPANY INCORPORATED                                                                 10,550,750
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.33%
   1,429,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          9,817,230
     254,000   CAMERON INTERNATIONAL CORPORATION+                                                                    9,565,640
     308,000   CARLISLE COMPANIES INCORPORATED                                                                      10,324,160
     378,772   DIEBOLD INCORPORATED                                                                                 10,063,972
     685,000   NUANCE COMMUNICATIONS INCORPORATED+                                                                  10,288,700
     350,000   SMITH INTERNATIONAL INCORPORATED                                                                     10,612,000
                                                                                                                    60,671,702
                                                                                                                 -------------
INSURANCE CARRIERS: 4.65%
     420,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                  11,382,000
     200,370   REINSURANCE GROUP OF AMERICA INCORPORATED                                                             9,762,026
     175,752   RENAISSANCERE HOLDINGS LIMITED                                                                        9,522,243
     299,000   WILLIS GROUP HOLDINGS                                                                                 7,842,770
                                                                                                                    38,509,039
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.92%
     689,000   HOLOGIC INCORPORATED+                                                                                10,383,230
     143,000   TECHNE CORPORATION                                                                                    9,383,660
     209,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                9,645,350
     493,000   TRIMBLE NAVIGATION LIMITED+                                                                          11,284,770
                                                                                                                    40,697,010
                                                                                                                 -------------
MEDICAL EQUIPMENT & SUPPLIES: 2.54%
     340,000   NUVASIVE INCORPORATED+                                                                                9,384,000
     231,000   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                               11,616,990
                                                                                                                    21,000,990
                                                                                                                 -------------
METAL MINING: 0.95%
     482,900   KINROSS GOLD CORPORATION                                                                              7,851,954
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 1.06%
     442,000   GAMESTOP CORPORATION CLASS A+<<                                                                       8,738,340
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.53%
   2,634,776   CAPITALSOURCE INCORPORATED                                                                           12,620,577
                                                                                                                 -------------
OIL & GAS EXTRACTION: 4.10%
     112,000   EOG RESOURCES INCORPORATED                                                                           10,127,040
     418,600   FOREST OIL CORPORATION+                                                                              10,096,632
     213,000   NEWFIELD EXPLORATION COMPANY+                                                                        10,424,220
      72,000   RANGE RESOURCES CORPORATION                                                                           3,312,000
                                                                                                                    33,959,892
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
PAPER & ALLIED PRODUCTS: 1.21%
     454,000   PACKAGING CORPORATION OF AMERICA<<                                                                $  10,006,160
                                                                                                                 -------------
PERSONAL SERVICES: 0.89%
     460,400   REGIS CORPORATION<<                                                                                   7,334,172
                                                                                                                 -------------
PHARMACEUTICALS: 1.17%
     165,000   MCKESSON CORPORATION<<                                                                                9,705,300
                                                                                                                 -------------
RAILROAD TRANSPORTATION: 0.97%
     170,000   NORFOLK SOUTHERN CORPORATION                                                                          8,000,200
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.57%
     122,644   CAMDEN PROPERTY TRUST                                                                                 4,754,908
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.65%
     278,000   INVESCO LIMITED                                                                                       5,365,400
                                                                                                                 -------------
SOFTWARE: 0.89%
     269,000   RED HAT INCORPORATED+                                                                                 7,322,180
                                                                                                                 -------------
TEXTILE MILL PRODUCTS: 0.38%
      75,086   MOHAWK INDUSTRIES INCORPORATED+                                                                       3,109,311
                                                                                                                 -------------
TRANSPORTATION BY AIR: 1.00%
     264,000   ALASKA AIR GROUP INCORPORATED+                                                                        8,273,760
                                                                                                                 -------------
TRANSPORTATION SERVICES: 1.27%
     402,000   GATX CORPORATION                                                                                     10,540,440
                                                                                                                 -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.21%
     197,562   TRACTOR SUPPLY COMPANY+                                                                               9,970,954
                                                                                                                 -------------
WHOLESALE TRADE-DURABLE GOODS: 1.13%
     267,000   BORGWARNER INCORPORATED<<                                                                             9,369,030
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $671,214,045)                                                                            790,101,235
                                                                                                                 -------------
INVESTMENT COMPANIES: 1.68%
STOCK FUNDS: 1.68%
      85,500   DJ WILSHIRE REIT ETF                                                                                  3,960,360
     336,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                                   9,905,280
                                                                                                                 -------------
TOTAL INVESTMENT COMPANIES (COST $11,920,307)                                                                       13,865,640
                                                                                                                 -------------

                                                                                     YIELD
                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 9.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.45%
   3,769,593   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                      3,769,593
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.97%
$  1,669,391   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010       1,669,316
     659,679   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010         659,679
     403,885   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010         403,845
     107,703   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010         107,700
     538,513   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010         538,495

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    592,365   ANTALIS US FUNDING CORPORATION++(p)                                        0.19%     02/22/2010   $     592,293
     269,257   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010         269,218
     269,257   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010         269,243
     403,885   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010         403,840
     807,770   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010         807,681
     700,067   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010         699,955
   2,305,268   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,305,291)                  0.12      02/01/2010       2,305,268
     969,324   BANK OF IRELAND                                                            0.35      02/01/2010         969,324
     565,439   BANK OF IRELAND                                                            0.50      02/02/2010         565,439
   1,507,837   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010       1,507,848
      53,851   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010          53,850
     215,405   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010         215,400
   1,615,540   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010       1,615,539
   1,214,724   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010       1,214,654
     121,165   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010         121,162
     215,405   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027         215,405
     296,182   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028         296,182
     142,571   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038         142,571
   1,507,837   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010       1,507,588
     430,811   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030         430,811
   1,507,837   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010       1,507,837
     969,324   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         969,324
   1,507,837   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010       1,507,837
     565,439   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010         565,439
     807,770   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         807,746
   1,507,837   DNB NOR BANK ASA                                                           0.13      02/01/2010       1,507,837
   1,507,837   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010       1,507,797
     484,662   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010         484,608
     592,365   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010         592,346
     807,770   FORTIS BANK NV SA                                                          0.17      02/03/2010         807,770
     700,067   FORTIS BANK NV SA                                                          0.19      02/05/2010         700,067
   1,346,283   GDF SUEZ++                                                                 0.20      02/03/2010       1,346,253
   1,998,800   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,998,820)                  0.12      02/01/2010       1,998,800
   1,561,688   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010       1,561,495
   5,557,278   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010       2,175,674
     753,919   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         753,919
     546,591   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034         546,591
      88,855   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          88,855
     807,770   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         807,770
     269,257   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                    0.22      07/01/2029         269,257
     107,703   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018         107,703
   1,373,209   ING USA FUNDING LLC                                                        0.17      02/09/2010       1,373,144
     161,554   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025         161,554
   1,507,837   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010       1,507,837
   1,669,391   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010       1,669,396
     221,491   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010         221,477
   1,008,366   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010       1,008,301
      53,851   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010          53,851
   1,779,786   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034       1,779,786
     538,513   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010         538,455
     969,324   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010         969,200
     269,257   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010         269,241
     193,865   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036         193,865
   1,615,540   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010       1,615,436
     107,703   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018         107,703
   1,262,814   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034       1,262,814
     937,013   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         937,013
   1,077,565   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010       1,077,463
   1,077,027   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010       1,076,924
     314,761   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034         314,761
   1,077,027   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010       1,076,935

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    148,091   ROMULUS FUNDING CORPORATION++(p)                                           0.28%     02/18/2010   $     148,069
   1,038,254   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010       1,038,234
   1,669,391   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010       1,669,345
   1,507,837   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010       1,507,837
     107,703   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010         107,704
   1,400,134   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010       1,400,036
   1,507,837   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010       1,507,862
     936,367   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010         936,252
     215,728   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010         215,707
   1,264,268   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010       1,264,206
     484,662   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032         484,662
   1,723,242   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010       1,723,242
   1,507,837   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037       1,507,837
     161,554   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040         161,554
   6,999,757   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       3,499,878
   1,615,540   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010       1,615,505
                                                                                                                    74,200,317
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $77,307,338)                                                          77,969,910
                                                                                                                 -------------

   SHARES                                                                            YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 2.15%
MUTUAL FUNDS: 2.15%
  17,772,900   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                     17,772,900
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,772,900)                                                                     17,772,900
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $798,723,166)*                                                 108.75%                                  $ 899,709,685
OTHER ASSETS AND LIABILITIES, NET                                        (8.75)                                    (72,398,452)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 827,311,233
                                                                        ------                                   -------------

+    NON-INCOME PRODUCING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,772,900.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $798,723,166 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $154,642,478
GROSS UNREALIZED DEPRECIATION    (53,655,959)
                                ------------
NET UNREALIZED APPRECIATION     $100,989,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 97.08%
APPAREL & ACCESSORY STORES: 1.67%
      41,200   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                            $     654,665
      39,800   PHILLIPS-VAN HEUSEN CORPORATION                                                                       1,563,742
                                                                                                                     2,218,407
                                                                                                                 -------------
BIOPHARMACEUTICALS: 1.79%
      37,100   ACORDA THERAPEUTICS INCORPORATED+                                                                     1,038,058
      35,100   VERTEX PHARMACEUTICALS INCORPORATED<<+                                                                1,347,840
                                                                                                                     2,385,898
                                                                                                                 -------------
BUSINESS SERVICES: 9.69%
     161,300   ACTIVISION BLIZZARD INCORPORATED+                                                                     1,638,808
      43,100   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                                  2,562,726
      45,400   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   1,982,164
     166,378   GARTNER INCORPORATED+                                                                                 3,560,489
      19,900   MANPOWER INCORPORATED                                                                                 1,030,621
      65,804   TELETECH HOLDINGS INCORPORATED+                                                                       1,252,908
      61,000   TOTAL SYSTEM SERVICES INCORPORATED                                                                      872,910
                                                                                                                    12,900,626
                                                                                                                 -------------
CASINO & GAMING: 2.30%
      23,900   PENN NATIONAL GAMING INCORPORATED+                                                                      644,822
      65,213   WMS INDUSTRIES INCORPORATED+                                                                          2,418,098
                                                                                                                     3,062,920
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 4.54%
      28,900   AIRGAS INCORPORATED                                                                                   1,221,314
      47,400   BIOVAIL CORPORATION                                                                                     688,248
      37,500   CELANESE CORPORATION CLASS A                                                                          1,091,250
      35,900   ECOLAB INCORPORATED                                                                                   1,576,010
      33,300   PERRIGO COMPANY                                                                                       1,474,524
                                                                                                                     6,051,346
                                                                                                                 -------------
COMMERCIAL SERVICES: 2.90%
     255,256   LIVE NATION INCORPORATED+                                                                             2,927,786
      31,816   WRIGHT EXPRESS CORPORATION+                                                                             934,118
                                                                                                                     3,861,904
                                                                                                                 -------------
COMMUNICATIONS: 5.72%
       3,100   EQUINIX INCORPORATED+                                                                                   298,313
      96,000   METROPCS COMMUNICATIONS INCORPORATED+                                                                   540,480
     111,474   NII HOLDINGS INCORPORATED+                                                                            3,649,659
      94,700   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                             3,133,623
                                                                                                                     7,622,075
                                                                                                                 -------------
DRILLING OIL & NATURAL GAS WELLS: 0.71%
      23,600   NOBLE CORPORATION                                                                                       951,552
                                                                                                                 -------------
E-COMMERCE/SERVICES: 4.09%
     150,400   GSI COMMERCE INCORPORATED+                                                                            3,423,104
      18,900   NETFLIX INCORPORATED+                                                                                 1,176,525

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
E-COMMERCE/SERVICES (continued)
       4,300   PRICELINE.COM INCORPORATED+                                                                       $     840,005
                                                                                                                     5,439,634
                                                                                                                 -------------
EDUCATIONAL SERVICES: 2.46%
      32,400   APOLLO GROUP INCORPORATED CLASS A+                                                                    1,963,116
       6,300   STRAYER EDUCATION INCORPORATED<<                                                                      1,309,014
                                                                                                                     3,272,130
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.68%
      29,236   ACUITY BRANDS INCORPORATED                                                                            1,046,064
      25,000   DOLBY LABORATORIES INCORPORATED CLASS A+                                                              1,258,250
      54,100   MARVELL TECHNOLOGY GROUP LIMITED+                                                                       942,963
     145,652   MICROSEMI CORPORATION+                                                                                2,176,041
     270,400   PMC-SIERRA INCORPORATED+                                                                              2,149,680
      44,976   SOLERA HOLDINGS INCORPORATED                                                                          1,489,155
      34,600   THOMAS & BETTS CORPORATION+                                                                           1,168,096
                                                                                                                    10,230,249
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.60%
      16,616   ICF INTERNATIONAL INCORPORATED+                                                                         388,981
      45,100   IHS INCORPORATED+                                                                                     2,319,944
     114,752   RESOURCES CONNECTION INCORPORATED+                                                                    2,049,471
      30,400   URS CORPORATION+                                                                                      1,364,352
                                                                                                                     6,122,748
                                                                                                                 -------------
FURNITURE & FIXTURES: 0.70%
      50,700   LEGGETT & PLATT INCORPORATED                                                                            925,782
                                                                                                                 -------------
HEALTH SERVICES: 1.79%
      13,500   EXPRESS SCRIPTS INCORPORATED+                                                                         1,132,110
      25,800   HUMANA INCORPORATED+                                                                                  1,254,396
                                                                                                                     2,386,506
                                                                                                                 -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.70%
      24,200   BED BATH & BEYOND INCORPORATED+                                                                         936,540
                                                                                                                 -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.01%
      21,050   HYATT HOTELS CORPORATION CLASS A+                                                                       623,501
      21,800   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        726,376
                                                                                                                     1,349,877
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
      22,000   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            1,152,360
      56,902   GARDNER DENVER INCORPORATED                                                                           2,267,545
     224,144   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                 3,155,948
      42,500   TIMKEN COMPANY                                                                                          952,425
                                                                                                                    7,528,278
                                                                                                                 -------------
INSURANCE CARRIERS: 1.44%
      14,400   ALLIED WORLD ASSURANCE HOLDINGS                                                                         644,544
      30,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                              1,272,600
                                                                                                                     1,917,144
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
LEGAL SERVICES: 1.28%
      41,206   FTI CONSULTING INCORPORATED+                                                                      $   1,707,989
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.95%
     193,800   BOSTON SCIENTIFIC CORPORATION+                                                                        1,672,494
      36,800   DENTSPLY INTERNATIONAL INCORPORATED                                                                   1,233,904
      50,400   PERKINELMER INCORPORATED                                                                              1,015,056
                                                                                                                     3,921,454
                                                                                                                 -------------
MEDICAL PRODUCTS: 0.98%
      10,400   ILLUMINA INCORPORATED+                                                                                  381,576
      22,818   INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                             921,163
                                                                                                                     1,302,739
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 1.19%
      24,300   DICK'S SPORTING GOODS INCORPORATED+                                                                     543,591
      52,400   GAMESTOP CORPORATION CLASS A+                                                                         1,035,948
                                                                                                                     1,579,539
                                                                                                                 -------------
MOTION PICTURES: 2.95%
      42,600   DREAMWORKS ANIMATION SKG INCORPORATED+                                                                1,658,844
     151,216   NATIONAL CINEMEDIA INCORPORATED                                                                       2,265,216
                                                                                                                     3,924,060
                                                                                                                 -------------
OIL & GAS EXTRACTION: 6.51%
      29,900   CONCHO RESOURCES INCORPORATED+                                                                        1,341,613
      30,000   CONTINENTAL RESOURCES INCORPORATED+                                                                   1,139,100
     118,400   PETROHAWK ENERGY CORPORATION+                                                                         2,643,872
      19,800   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                660,330
      32,250   RANGE RESOURCES CORPORATION                                                                           1,483,500
      21,057   WHITING PETROLEUM CORPORATION+                                                                        1,401,554
                                                                                                                     8,669,969
                                                                                                                 -------------
PERSONAL SERVICES: 1.31%
      60,500   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                            1,746,030
                                                                                                                 -------------
PHARMACEUTICALS: 6.48%
      67,700   FOREST LABORATORIES INCORPORATED+                                                                     2,006,628
     140,900   MYLAN LABORATORIES INCORPORATED<<+                                                                    2,568,607
      67,900   SHIRE PLC ADR                                                                                         4,046,840
                                                                                                                     8,622,075
                                                                                                                 -------------
PRIMARY METAL INDUSTRIES: 0.92%
      30,100   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   1,229,585
                                                                                                                 -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.15%
      51,054   VISTAPRINT NV+                                                                                        2,859,535
                                                                                                                 -------------
REAL ESTATE: 0.80%
      86,430   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          1,063,089
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.03%
      35,300   LAZARD LIMITED                                                                                        1,360,462

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      53,100   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                            $   1,343,961
                                                                                                                     2,704,423
                                                                                                                 -------------
SOFTWARE: 1.11%
     243,400   LAWSON SOFTWARE INCORPORATED+                                                                         1,475,004
                                                                                                                 -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.64%
      31,500   OWENS-ILLINOIS INCORPORATED+                                                                            857,430
                                                                                                                 -------------
THEATERS & ENTERTAINMENT: 0.85%
      76,700   REGAL ENTERTAINMENT GROUP CLASS A                                                                     1,132,859
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 4.12%
      56,700   ITT CORPORATION                                                                                       2,739,177
      24,700   OSHKOSH TRUCK CORPORATION                                                                               890,929
      42,032   POLARIS INDUSTRIES INCORPORATED                                                                       1,858,235
                                                                                                                     5,488,341
                                                                                                                 -------------
TRANSPORTATION SERVICES: 0.58%
      56,500   UTI WORLDWIDE INCORPORATED                                                                              775,745
                                                                                                                 -------------
WHOLESALE TRADE-DURABLE GOODS: 0.79%
      55,900   LKQ CORPORATION+                                                                                      1,048,125
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $120,527,891)                                                                            129,271,607
                                                                                                                 -------------

                                                                                     YIELD
                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 7.51%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.35%
     471,204   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                  0.13%                        471,204
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.16%
$    208,676   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010         208,667
      82,461   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          82,461
      50,486   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010          50,481
      13,463   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010          13,463
      67,315   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          67,313
      74,046   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010          74,037
      33,657   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010          33,653
      33,657   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010          33,656
      50,486   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010          50,481
     100,972   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010         100,961
      87,509   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          87,495
     288,161   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $288,164)                    0.12      02/01/2010         288,161
     121,167   BANK OF IRELAND                                                            0.35      02/01/2010         121,167
      70,681   BANK OF IRELAND                                                            0.50      02/02/2010          70,681
     188,482   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010         188,483
       6,731   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010           6,731
      26,926   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010          26,925
     201,945   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010         201,944
     151,842   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010         151,833
      15,146   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010          15,145
      26,926   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          26,926
      37,023   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          37,023
      17,822   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038          17,822
     188,482   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010         188,450
      53,852   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          53,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    188,482   DANSKE BANK A/S COPENHAGEN                                                 0.15%     02/01/2010   $     188,482
     121,167   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         121,167
     188,482   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010         188,482
      70,681   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          70,681
     100,972   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         100,969
     188,482   DNB NOR BANK ASA                                                           0.13      02/01/2010         188,482
     188,482   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010         188,477
      60,583   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010          60,577
      74,046   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010          74,044
     100,972   FORTIS BANK NV SA                                                          0.17      02/03/2010         100,972
      87,509   FORTIS BANK NV SA                                                          0.19      02/05/2010          87,509
     168,287   GDF SUEZ++                                                                 0.20      02/03/2010         168,283
     249,853   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $249,855)                       0.12      02/01/2010         249,853
     195,213   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010         195,189
     944,677   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         369,841
      94,241   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023          94,241
      68,325   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          68,325
      11,107   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          11,107
     100,972   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         100,972
      33,657   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                    0.22      07/01/2029          33,657
      13,463   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          13,463
     171,653   ING USA FUNDING LLC                                                        0.17      02/09/2010         171,645
      20,194   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025          20,194
     188,482   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010         188,482
     208,676   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010         208,677
      27,687   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010          27,685
     126,047   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010         126,039
       6,731   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           6,731
     222,476   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034         222,476
      67,315   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010          67,308
     121,167   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010         121,151
      33,657   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010          33,655
      24,233   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          24,233
     201,945   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010         201,932
      13,463   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          13,463
     157,853   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034         157,853
     117,128   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         117,128
     134,697   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010         134,684
     134,630   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010         134,617
      39,346   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034          39,346
     134,630   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010         134,618
      18,512   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010          18,509
     129,783   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         129,781
     208,676   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010         208,670
     188,482   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010         188,482
      13,463   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          13,463
     175,019   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010         175,006
     188,482   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010         188,485
     117,047   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010         117,033
      26,966   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010          26,964
     158,035   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010         158,027
      60,583   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032          60,583
     215,408   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010         215,408
     188,482   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037         188,482
      20,194   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040          20,194
   1,189,883   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010         594,941
     201,945   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010         201,938
                                                                                                                     9,530,467
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,889,041)                                                           10,001,671
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND

SHARES         SECURITY NAME                                                         YIELD                           VALUE
------------   ---------------------------------------------------------------   -------------                   -------------
SHORT-TERM INVESTMENTS: 4.83%
MUTUAL FUNDS: 4.83%
   6,426,537   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                           0.11%                  $   6,426,537
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,426,537)                                                                       6,426,537
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $136,843,469)*                                                 109.42%                                  $ 145,699,815
OTHER ASSETS AND LIABILITIES, NET                                        (9.42)                                    (12,542,685)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 133,157,130
                                                                        ------                                   -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME PRODUCING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,426,537.

(u) RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $139,482,496 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 16,892,933
GROSS UNREALIZED DEPRECIATION    (10,675,614)
                                ------------
NET UNREALIZED APPRECIATION     $  6,217,319

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                           VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 96.85%
BIOPHARMACEUTICALS: 1.65%
     267,600   ACORDA THERAPEUTICS INCORPORATED+                                                                 $    7,487,446
     250,200   OSI PHARMACEUTICALS INCORPORATED+                                                                      8,561,844
                                                                                                                     16,049,290
                                                                                                                 --------------
BUSINESS SERVICES: 17.82%
     240,800   ADMINISTAFF INCORPORATED                                                                               5,499,872
     351,500   CYBERSOURCE CORPORATION<<+                                                                             6,355,120
   1,195,043   GARTNER INCORPORATED+                                                                                 25,573,920
   2,461,987   GLOBAL CASH ACCESS INCORPORATED+                                                                      19,942,095
   1,125,670   MARCHEX INCORPORATED CLASS B                                                                           6,179,928
   2,722,300   MOVE INCORPORATED<<+                                                                                   4,764,025
   1,289,095   ON ASSIGNMENT INCORPORATED+                                                                            8,997,883
   1,638,949   SAPIENT CORPORATION+                                                                                  12,701,855
   2,406,820   SKILLSOFT PLC ADR+                                                                                    23,466,495
     986,836   SYKES ENTERPRISES INCORPORATED+                                                                       23,664,327
     903,749   SYNCHRONOSS TECHNOLOGIES INCORPORATED<<+                                                              15,146,833
     222,499   TALEO CORPORATION CLASS A+                                                                             4,518,955
     350,100   TELETECH HOLDINGS INCORPORATED+                                                                        6,665,904
     560,045   THE KNOT INCORPORATED+                                                                                 5,124,412
     897,400   THQ INCORPORATED<<+                                                                                    4,522,896
                                                                                                                    173,124,520
                                                                                                                 --------------
CASINO & GAMING: 0.75%
     197,580   WMS INDUSTRIES INCORPORATED+                                                                           7,326,266
                                                                                                                 --------------
CHEMICALS & ALLIED PRODUCTS: 0.72%
     698,700   VANDA PHARMACEUTICALS INCORPORATED<<+                                                                  6,993,987
                                                                                                                 --------------
COMMERCIAL SERVICES: 2.78%
   1,771,705   LIVE NATION INCORPORATED<<+                                                                           20,321,456
     228,950   WRIGHT EXPRESS CORPORATION<<+                                                                          6,721,972
                                                                                                                     27,043,428
                                                                                                                 --------------
COMMUNICATIONS: 4.92%
   1,389,632   CBEYOND INCORPORATED<<+                                                                               17,314,815
     499,400   LEAP WIRELESS INTERNATIONAL INCORPORATED<<+                                                            6,587,086
     820,487   LODGENET ENTERTAINMENT CORPORATION<<+                                                                  4,488,064
   2,407,559   PAETEC HOLDING CORPORATION+                                                                            7,631,962
   1,307,400   TIVO INCORPORATED<<+                                                                                  11,792,748
                                                                                                                     47,814,675
                                                                                                                 --------------
DEPOSITORY INSTITUTIONS: 1.89%
     236,200   EURONET WORLDWIDE INCORPORATED+                                                                        4,823,204
     680,600   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                             3,988,316
     142,900   MB FINANCIAL INCORPORATED                                                                              2,898,012
     192,041   SIGNATURE BANK+                                                                                        6,640,778
                                                                                                                     18,350,310
                                                                                                                 --------------
E-COMMERCE/SERVICES: 2.98%
   1,274,160   GSI COMMERCE INCORPORATED+                                                                            28,999,882
                                                                                                                 --------------
EATING & DRINKING PLACES: 0.66%
     763,740   CKE RESTAURANTS INCORPORATED                                                                           6,384,866
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND


SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   --------------
EDUCATIONAL SERVICES: 3.90%
     927,470   BRIDGEPOINT EDUCATION INCORPORATED<<+                                                             $   13,513,238
     742,722   GRAND CANYON EDUCATION INCORPORATED+                                                                  14,832,158
     478,000   K12 INCORPORATED<<+                                                                                    9,555,220
                                                                                                                     37,900,616
                                                                                                                 --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.48%
      80,900   CLEAN HARBORS INCORPORATED+                                                                            4,632,334
                                                                                                                 --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.97%
     205,100   ACUITY BRANDS INCORPORATED<<                                                                           7,338,478
     169,028   BALDOR ELECTRIC COMPANY                                                                                4,171,611
     681,297   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                    6,118,047
     333,000   GREATBATCH INCORPORATED+                                                                               6,543,450
   1,165,287   INFORMATION SERVICES GROUP INCORPORATED+                                                               4,229,992
     870,959   MICROSEMI CORPORATION+                                                                                13,012,127
   1,956,250   PMC-SIERRA INCORPORATED+                                                                              15,552,188
     696,751   POLYPORE INTERNATIONAL INCORPORATED+                                                                   9,357,366
     196,170   SOLERA HOLDINGS INCORPORATED                                                                           6,495,189
     408,329   UNIVERSAL DISPLAY CORPORATION<<+                                                                       4,601,868
                                                                                                                     77,420,316
                                                                                                                 --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.76%
     284,100   CORPORATE EXECUTIVE BOARD COMPANY                                                                      6,574,074
     259,100   ICF INTERNATIONAL INCORPORATED+                                                                        6,065,531
     563,735   LUMINEX CORPORATION<<+                                                                                 7,627,335
     802,370   NAVIGANT CONSULTING INCORPORATED+                                                                     10,880,137
     845,769   RESOURCES CONNECTION INCORPORATED<<+                                                                  15,105,434
                                                                                                                     46,252,511
                                                                                                                 --------------
ENVIRONMENTAL CONTROL: 0.89%
     649,534   CALGON CARBON CORPORATION<<+                                                                           8,697,260
                                                                                                                 --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.70%
   1,515,750   MUELLER WATER PRODUCTS INCORPORATED                                                                    6,836,033
                                                                                                                 --------------
FINANCIAL INSTITUTIONS: 1.32%
     569,900   DOLLAR FINANCIAL CORPORATION+                                                                         12,851,245
                                                                                                                 --------------
FOOD & KINDRED PRODUCTS: 0.30%
     737,502   SENOMYX INCORPORATED+                                                                                  2,883,633
                                                                                                                 --------------
FOOTWEAR: 0.35%
     467,200   CROCS INCORPORATED+                                                                                    3,433,920
                                                                                                                 --------------
HEALTH SERVICES: 0.66%
     419,500   INVENTIV HEALTH INCORPORATED+                                                                          6,447,715
                                                                                                                 --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.49%
     805,583   GREAT LAKES DREDGE & DOCK COMPANY                                                                      4,760,996
                                                                                                                 --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.33%
   1,392,264   GREAT WOLF RESORTS INCORPORATED+                                                                       3,216,130
                                                                                                                 --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.96%
     341,184   GARDNER DENVER INCORPORATED                                                                           13,596,182
     276,366   RIVERBED TECHNOLOGY INCORPORATED+                                                                      6,196,126
     191,900   ROBBINS & MYERS INCORPORATED                                                                           4,264,018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   1,585,630   SCIENTIFIC GAMES CORPORATION CLASS A+                                                             $   22,325,670
     171,200   THE MIDDLEBY CORPORATION+                                                                              7,714,272
     169,087   TIMKEN COMPANY                                                                                         3,789,240
                                                                                                                     57,885,508
                                                                                                                 --------------
INSURANCE CARRIERS: 2.32%
     330,500   AMERIGROUP CORPORATION+                                                                                8,411,225
     638,375   TOWER GROUP INCORPORATED                                                                              14,108,088
                                                                                                                     22,519,313
                                                                                                                 --------------
LEGAL SERVICES: 0.63%
     147,181   FTI CONSULTING INCORPORATED<<+                                                                         6,100,652
                                                                                                                 --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.54%
     287,024   ALIGN TECHNOLOGY INCORPORATED+                                                                         5,381,700
     234,708   ESTERLINE TECHNOLOGIES CORPORATION+                                                                    8,862,574
   1,080,367   EV3 INCORPORATED+                                                                                     15,751,751
   1,711,509   IXIA+                                                                                                 12,699,397
     340,455   SENORX INCORPORATED+                                                                                   2,536,390
     257,567   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                    8,285,930
     426,082   SONOSITE INCORPORATED+                                                                                11,602,213
   1,208,846   SPECTRANETICS CORPORATION+                                                                             8,328,949
     365,218   STERIS CORPORATION<<                                                                                   9,524,885
                                                                                                                     82,973,789
                                                                                                                 --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.40%
     492,945   NUVASIVE INCORPORATED+                                                                                13,605,282
                                                                                                                 --------------
MEDICAL PRODUCTS: 1.96%
     963,972   VOLCANO CORPORATION+                                                                                  19,096,285
                                                                                                                 --------------
METAL FABRICATE, HARDWARE: 0.42%
     254,295   CHART INDUSTRIES INCORPORATED+                                                                         4,101,778
                                                                                                                 --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.63%
     685,332   SHUFFLE MASTER INCORPORATED+                                                                           6,092,601
                                                                                                                 --------------
MOTION PICTURES: 2.84%
     651,260   CINEMARK HOLDINGS INCORPORATED                                                                         9,234,867
   1,224,850   NATIONAL CINEMEDIA INCORPORATED                                                                       18,348,253
                                                                                                                     27,583,120
                                                                                                                 --------------
OIL & GAS EXTRACTION: 2.97%
     473,350   BRIGHAM EXPLORATION COMPANY+                                                                           6,172,484
     228,700   CARRIZO OIL & GAS INCORPORATED<<+                                                                      5,488,800
     347,030   GOODRICH PETROLEUM CORPORATION<<+                                                                      7,228,635
     248,500   SWIFT ENERGY COMPANY+                                                                                  6,227,410
     321,900   VENOCO INCORPORATED+                                                                                   3,711,507
                                                                                                                     28,828,836
                                                                                                                 --------------
PAPER & ALLIED PRODUCTS: 0.59%
      76,000   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                          5,718,240
                                                                                                                 --------------
PERSONAL SERVICES: 1.21%
     408,600   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                            11,792,196
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   --------------
PHARMACEUTICALS: 1.85%
      76,543   IMPAX LABORATORIES INCORPORATED+                                                                  $    1,018,022
     377,300   ONYX PHARMACEUTICALS INCORPORATED+                                                                    10,851,148
     622,900   VIROPHARMA INCORPORATED<<+                                                                            6,154,252
                                                                                                                     18,023,422
                                                                                                                 --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.84%
   1,882,785   INNERWORKINGS INCORPORATED<<+                                                                         10,788,358
   1,017,751   SHUTTERFLY INCORPORATED<<+                                                                            16,100,821
     185,651   VISTAPRINT NV<<+                                                                                      10,398,313
                                                                                                                     37,287,492
                                                                                                                 --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.39%
     127,452   EVERCORE PARTNERS INCORPORATED CLASS A                                                                 3,806,991
                                                                                                                 --------------
SOFTWARE: 0.96%
   1,533,078   LAWSON SOFTWARE INCORPORATED+                                                                          9,290,453
                                                                                                                 --------------
TRANSPORTATION BY AIR: 0.59%
     156,600   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                             5,742,522
                                                                                                                 --------------
TRANSPORTATION EQUIPMENT: 2.18%
     202,187   BRUNSWICK CORPORATION                                                                                  2,169,467
     273,918   POLARIS INDUSTRIES INCORPORATED<<                                                                     12,109,915
     179,300   WABTEC CORPORATION                                                                                     6,872,569
                                                                                                                     21,151,951
                                                                                                                 --------------
TRANSPORTATION SERVICES: 1.25%
     357,100   RAILAMERICA INCORPORATED+                                                                              4,513,744
     556,500   UTI WORLDWIDE INCORPORATED                                                                             7,640,745
                                                                                                                     12,154,489
                                                                                                                 --------------
TOTAL COMMON STOCKS (COST $884,768,733)                                                                             941,174,853
                                                                                                                 --------------
COLLATERAL FOR SECURITIES LENDING: 4.98%                                             YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.23%
   2,242,969   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                       2,242,969
                                                                                                                 --------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.75%
$    993,315   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010          993,270
     392,520   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          392,520
     240,318   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010          240,294
      64,085   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010           64,083
     320,424   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          320,413
     352,467   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010          352,424
     160,212   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010          160,189
     160,212   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010          160,204
     240,318   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010          240,291
     480,636   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010          480,583
     416,551   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          416,485
   1,371,671   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,371,685)                  0.12      02/01/2010        1,371,671
     576,763   BANK OF IRELAND                                                            0.35      02/01/2010          576,763
     336,445   BANK OF IRELAND                                                            0.50      02/02/2010          336,445
     897,187   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010          897,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
------------   ---------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     32,042   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30%     02/03/2010   $       32,041
     128,170   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010          128,166
     961,272   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010          961,272
     722,781   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010          722,739
      72,095   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010           72,093
     128,170   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          128,170
     176,233   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          176,233
      84,832   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038           84,832
     897,187   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010          897,039
     256,339   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          256,339
     897,187   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010          897,187
     576,763   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037          576,763
     897,187   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010          897,187
     336,445   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          336,445
     480,636   DEXIA DELAWARE LLC                                                         0.21      02/04/2010          480,622
     897,187   DNB NOR BANK ASA                                                           0.13      02/01/2010          897,187
     897,187   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010          897,164
     288,382   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010          288,350
     352,467   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010          352,456
     480,636   FORTIS BANK NV SA                                                          0.17      02/03/2010          480,636
     416,551   FORTIS BANK NV SA                                                          0.19      02/05/2010          416,551
     801,060   GDF SUEZ++                                                                 0.20      02/03/2010          801,042
   1,189,318   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,189,330)                  0.12      02/01/2010        1,189,318
     929,230   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010          929,115
   5,244,452   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010        2,053,203
     448,594   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023          448,594
     325,230   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          325,230
      52,870   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042           52,870
     480,636   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034          480,636
     160,212   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                    0.22      07/01/2029          160,212
      64,085   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018           64,085
     817,081   ING USA FUNDING LLC                                                        0.17      02/09/2010          817,043
      96,127   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025           96,127
     897,187   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010          897,187
     993,315   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010          993,317
     131,790   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010          131,783
     599,994   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010          599,955
      32,042   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           32,042
   1,059,002   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034        1,059,002
     320,424   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010          320,389
     576,763   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010          576,690
     160,212   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010          160,203
     115,353   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          115,353
     961,272   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010          961,211
      64,085   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018           64,085
     751,395   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034          751,395
     557,538   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040          557,538
     641,169   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010          641,108
     640,848   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010          640,787
     187,288   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034          187,288
     640,848   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010          640,794
      88,117   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010           88,104
     617,778   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010          617,766
     993,315   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010          993,287
     897,187   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010          897,187
      64,085   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010           64,086
     833,103   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010          833,044
     897,187   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010          897,202
     557,153   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010          557,085
     128,362   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010          128,349
     752,260   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010          752,223
     288,382   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032          288,382

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
------------   ---------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,025,357   UNICREDITO ITALIANO (NEW YORK)                                             0.22%     02/08/2010   $    1,025,357
     897,187   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037          897,187
      96,127   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040           96,127
   6,605,732   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010        3,302,866
     961,272   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010         961,256
                                                                                                                     46,129,411
                                                                                                                 --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,747,105)                                                           48,372,380
                                                                                                                 --------------

SHARES                                                                               YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 3.56%
MUTUAL FUNDS: 3.56%
  34,629,869   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                          0.11%                        34,629,869
                                                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,629,869)                                                                      34,629,869
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $967,145,707)*                                                 105.39%                                  $1,024,177,102
OTHER ASSETS AND LIABILITIES, NET                                        (5.39)                                     (52,404,195)
TOTAL NET ASSETS                                                        100.00%                                  $  971,772,907
                                                                        ======                                   ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME PRODUCING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $34,629,869.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $996,824,219 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $121,981,195
GROSS UNREALIZED DEPRECIATION    (94,628,312)
                                ------------
NET UNREALIZED APPRECIATION     $ 27,352,883

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 88.62%
APPAREL & ACCESSORY STORES: 1.47%
     184,200   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                      $   5,857,560
     176,300   MEN'S WEARHOUSE INCORPORATED                                                                          3,552,445
                                                                                                                     9,410,005
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.72%
     285,961   STANDARD PARKING CORPORATION+                                                                         4,641,147
                                                                                                                 -------------
BIOPHARMACEUTICALS: 0.31%
      93,400   AFFYMAX INCORPORATED+                                                                                 1,961,400
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.45%
     152,700   TUTOR PRINI CORPORATION+                                                                              2,910,462
                                                                                                                 -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.67%
     452,800   CENTRAL GARDEN & PET COMPANY+                                                                         4,319,712
                                                                                                                 -------------
BUSINESS SERVICES: 13.96%
     433,500   ARBITRON INCORPORATED<<                                                                              10,971,885
     508,500   ARIBA INCORPORATED+                                                                                   6,402,015
     233,800   COMSCORE INCORPORATED+                                                                                3,172,666
      51,900   F5 NETWORKS INCORPORATED+                                                                             2,565,417
     485,000   GARTNER INCORPORATED+                                                                                10,379,000
     329,000   HEALTHCARE SERVICES GROUP                                                                             6,744,500
     115,900   HMS HOLDINGS CORPORATION+                                                                             5,225,931
     200,600   INFORMATICA CORPORATION+                                                                              4,752,214
     126,200   KENEXA CORPORATION+                                                                                   1,251,904
      52,600   LAMAR ADVERTISING COMPANY CLASS A+                                                                    1,504,360
      71,800   MANHATTAN ASSOCIATES INCORPORATED+                                                                    1,505,646
     368,000   NETSCOUT SYSTEMS INCORPORATED<<+                                                                      5,166,720
     553,800   PARAMETRIC TECHNOLOGY CORPORATION+                                                                    9,170,928
     204,300   RENT-A-CENTER INCORPORATED+                                                                           4,086,000
     522,300   SONICWALL INCORPORATED+                                                                               3,979,926
     156,800   TEAM HEALTH HOLDINGS LLC+                                                                             2,312,800
      58,600   TOWERS WATSON & COMPANY                                                                               2,556,718
     415,500   WEBSENSE INCORPORATED+                                                                                7,699,215
                                                                                                                    89,447,845
                                                                                                                 -------------
CASINO & GAMING: 0.41%
     324,700   PINNACLE ENTERTAINMENT INCORPORATED+                                                                  2,649,552
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 3.67%
     159,700   CABOT CORPORATION                                                                                     4,117,066
      17,600   CHATTEM INCORPORATED+                                                                                 1,644,896
     436,100   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                 2,402,911
     261,500   NBTY INCORPORATED+                                                                                   11,644,595
     224,600   OLIN CORPORATION                                                                                      3,705,900
                                                                                                                    23,515,368
                                                                                                                 -------------
COMMERCIAL SERVICES: 1.19%
     412,500   GEO GROUP INCORPORATED+                                                                               7,631,250
                                                                                                                 -------------
COMMUNICATIONS: 1.47%
      33,800   ABOVENET INCORPORATED+                                                                                1,982,032
     472,200   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                          4,792,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMUNICATIONS (continued)
     156,100   SYNIVERSE HOLDINGS INCORPORATED+                                                                  $   2,624,041
                                                                                                                     9,398,903
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.45%
      99,100   BANK OF HAWAII CORPORATION                                                                            4,507,068
     485,000   BROOKLINE BANCORP INCORPORATED                                                                        4,854,850
     345,210   CVB FINANCIAL CORPORATION<<                                                                           3,307,112
     128,100   EURONET WORLDWIDE INCORPORATED+                                                                       2,615,802
      93,540   HUDSON VALLEY HOLDING CORPORATION                                                                     2,269,280
     226,600   NATIONAL PENN BANCSHARES INCORPORATED                                                                 1,359,600
      98,600   SIMMONS FIRST NATIONAL CORPORATION                                                                    2,646,424
     124,900   WESTAMERICA BANCORPORATION<<                                                                          6,941,942
                                                                                                                    28,502,078
                                                                                                                 -------------
EDUCATIONAL SERVICES: 0.62%
      54,300   CAPELLA EDUCATION COMPANY+                                                                            3,984,534
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 8.60%
      50,100   CLEAN HARBORS INCORPORATED+                                                                           2,868,726
     263,200   CLECO CORPORATION                                                                                     6,822,144
     311,300   IESI-BFC LIMITED<<                                                                                    4,930,992
     280,200   NORTHWESTERN CORPORATION                                                                              6,850,890
     449,100   PIKE ELECTRIC CORPORATION+                                                                            3,916,152
     254,600   PORTLAND GENERAL ELECTRIC COMPANY                                                                     4,964,700
     119,600   UIL HOLDINGS CORPORATION                                                                              3,249,532
     171,800   UNISOURCE ENERGY CORPORATION                                                                          5,281,132
     503,750   WASTE CONNECTIONS INCORPORATED+                                                                      16,205,638
                                                                                                                    55,089,906
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.05%
     831,400   ANADIGICS INCORPORATED<<+                                                                             3,009,668
   1,128,300   ATMEL CORPORATION+                                                                                    5,235,312
     405,200   HARMONIC INCORPORATED+                                                                                2,459,564
      97,600   POLYCOM INCORPORATED+                                                                                 2,189,168
     258,200   QLOGIC CORPORATION+                                                                                   4,438,458
     156,300   STANDARD MICROSYSTEMS CORPORATION+                                                                    3,118,185
     302,200   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                  1,813,200
     188,400   VOLTERRA SEMICONDUCTOR CORPORATION+                                                                   3,671,916
                                                                                                                    25,935,471
                                                                                                                 -------------
ENERGY - EXPLORATION & PRODUCTION: 0.58%
   1,201,645   RAM POWER CORPORATION                                                                                 3,742,322
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.06%
     426,400   GENPACT LIMITED+                                                                                      5,914,168
     563,400   LEXICON GENETICS INCORPORATED<<+                                                                      1,002,852
     180,800   LUMINEX CORPORATION+                                                                                  2,446,224
      43,600   MICHAEL BAKER CORPORATION+                                                                            1,700,836
     205,800   SEATTLE GENETICS INCORPORATED+                                                                        2,123,856
                                                                                                                    13,187,936
                                                                                                                 -------------
FINANCIAL SERVICES: 0.57%
     397,800   OCWEN FINANCIAL CORPORATION+                                                                          3,643,848
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS: 3.14%
      69,800   BOSTON BEER COMPANY INCORPORATED+                                                                     3,200,330

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
FOOD & KINDRED PRODUCTS (continued)
     101,500   DIAMOND FOODS INCORPORATED                                                                        $   3,645,880
     234,300   SANDERSON FARMS INCORPORATED                                                                         10,953,525
      86,500   UNITED NATURAL FOODS INCORPORATED+                                                                    2,345,015
                                                                                                                    20,144,750
                                                                                                                 -------------
HEALTH SERVICES: 3.83%
     153,300   AMEDISYS INCORPORATED<<+                                                                              8,423,835
     125,300   EMERGENCY MEDICAL SERVICES CORPORATION+                                                               6,579,503
     504,400   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                   3,349,216
     232,700   SKILLED HEALTHCARE GROUP INCORPORATED+                                                                1,521,858
     536,600   SUN HEALTHCARE GROUP INCORPORATED<<+                                                                  4,689,884
                                                                                                                    24,564,296
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.28%
      51,800   DIGITAL REALITY TRUST INCORPORATED<<                                                                  2,486,400
     188,200   HILLTOP HOLDINGS INCORPORATED+                                                                        2,130,424
     325,800   INVESTORS REAL ESTATE TRUST<<                                                                         2,844,234
     148,600   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                             3,001,720
     289,400   REDWOOD TRUST INCORPORATED<<                                                                          4,138,420
                                                                                                                    14,601,198
                                                                                                                 -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.52%
     108,900   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                  3,349,764
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.54%
     173,900   ENPRO INDUSTRIES INCORPORATED<<+                                                                      4,234,465
     204,400   IDEX CORPORATION                                                                                      5,768,168
      91,200   SCANSOURCE INCORPORATED+                                                                              2,577,312
     715,600   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                10,075,648
                                                                                                                    22,655,593
                                                                                                                 -------------
INSURANCE CARRIERS: 4.20%
     180,300   AMERIGROUP CORPORATION+                                                                               4,588,635
     235,047   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            6,285,157
     171,100   CENTENE CORPORATION+                                                                                  3,293,675
     262,200   REINSURANCE GROUP OF AMERICA INCORPORATED                                                            12,774,384
                                                                                                                    26,941,851
                                                                                                                 -------------
MANUFACTURING (SPECIALIZED): 0.86%
     152,500   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             5,540,325
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.17%
     129,900   BRUKER BIOSCIENCES CORPORATION+                                                                       1,593,873
     149,200   CEPHEID INCORPORATED+                                                                                 2,191,748
     217,700   COOPER COMPANIES INCORPORATED<<                                                                       7,689,164
      74,500   ESCO TECHNOLOGIES INCORPORATED                                                                        2,435,405
      98,500   FEI COMPANY<<+                                                                                        2,048,800
      91,500   HAEMONETICS CORPORATION+                                                                              5,179,815
     114,300   MASIMO CORPORATION+                                                                                   3,172,968
     153,900   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                3,368,871
      42,600   TECHNE CORPORATION                                                                                    2,795,412
     313,100   VIVUS INCORPORATED<<+                                                                                 2,645,695
                                                                                                                    33,121,751
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.61%
     502,200   PSS WORLD MEDICAL INCORPORATED<<+                                                                 $  10,305,144
                                                                                                                 -------------
MEDICAL PRODUCTS: 0.33%
     107,100   VOLCANO CORPORATION+                                                                                  2,121,651
                                                                                                                 -------------
METAL MINING: 0.91%
     158,700   PAN AMERICAN SILVER CORPORATION+                                                                      3,362,853
      57,400   ROYAL GOLD INCORPORATED                                                                               2,446,388
                                                                                                                     5,809,241
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.01%
     387,100   STR HOLDINGS INCORPORATED<<+                                                                          6,456,828
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.32%
      50,400   WORLD ACCEPTANCE CORPORATION+                                                                         2,035,656
                                                                                                                 -------------
OIL & GAS EXTRACTION: 3.67%
     199,700   GOODRICH PETROLEUM CORPORATION<<+                                                                     4,159,751
     308,000   KEY ENERGY SERVICES INCORPORATED+                                                                     2,978,360
     354,100   ST. MARY LAND & EXPLORATION COMPANY                                                                  11,345,364
     218,000   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                5,007,460
                                                                                                                    23,490,935
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS: 1.16%
     191,300   SONOCO PRODUCTS COMPANY                                                                               5,310,488
     243,700   WAUSAU PAPER CORPORATION                                                                              2,149,434
                                                                                                                     7,459,922
                                                                                                                 -------------
PHARMACEUTICALS: 0.32%
      72,300   ONYX PHARMACEUTICALS INCORPORATED+                                                                    2,079,348
                                                                                                                 -------------
RAILROAD TRANSPORTATION: 0.56%
     120,400   KANSAS CITY SOUTHERN+                                                                                 3,575,880
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.08%
     104,211   HEALTH CARE REIT INCORPORATED<<                                                                       4,481,073
     117,900   PEBBLEBROOK HOTEL TRUST+                                                                              2,431,098
                                                                                                                     6,912,171
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.66%
     194,500   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                             3,987,250
     172,400   LAZARD LIMITED                                                                                        6,644,296
                                                                                                                    10,631,546
                                                                                                                 -------------
SOFTWARE: 1.28%
     103,400   COMMVAULT SYSTEMS INCORPORATED+                                                                       2,191,046
     171,600   DIGITAL RIVER INCORPORATED+                                                                           4,312,308
     387,500   INTERNAP NETWORK SERVICES+                                                                            1,724,375
                                                                                                                     8,227,729
                                                                                                                 -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.25%
     114,400   APOGEE ENTERPRISES INCORPORATED                                                                       1,574,144
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
TRANSPORTATION BY AIR: 0.61%
     105,700   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                        $   3,876,019
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 0.70%
      94,400   ATC TECHNOLOGY CORPORATION+                                                                           2,064,528
      75,300   THOR INDUSTRIES INCORPORATED                                                                          2,390,775
                                                                                                                     4,455,303
                                                                                                                 -------------
TRANSPORTATION SERVICES: 0.76%
     426,900   AMBASSADORS GROUP INCORPORATED                                                                        4,836,777
                                                                                                                 -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.27%
     236,600   NASH FINCH COMPANY                                                                                    8,162,700
                                                                                                                 -------------
WHOLESALE TRADE-DURABLE GOODS: 2.33%
     138,900   BORGWARNER INCORPORATED                                                                               4,874,001
     382,300   LKQ CORPORATION+                                                                                      7,168,125
     115,200   OMNICARE INCORPORATED                                                                                 2,880,000
                                                                                                                    14,922,126
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $498,904,756)                                                                            567,824,387
                                                                                                                 -------------
INVESTMENT COMPANIES: 0.61%
STOCK FUNDS: 0.61%
      64,900   ISHARES RUSSELL 2000 INDEX FUND                                                                       3,906,331
TOTAL INVESTMENT COMPANIES (COST $4,106,054)                                                                         3,906,331
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 5.80%                                                 YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.28%
   1,765,414   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                      1,765,414
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.52%
$    781,826   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010          781,791
     308,947   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010          308,947
     189,151   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010          189,133
      50,440   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010           50,439
     252,202   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          252,194
     277,422   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010          277,389
     126,101   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010          126,083
     126,101   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010          126,095
     189,151   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010          189,130
     378,303   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010          378,261
     327,863   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010          327,810
   1,079,626   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,079,637)                     0.12      02/01/2010        1,079,626
     453,964   BANK OF IRELAND                                                            0.35      02/01/2010          453,964
     264,812   BANK OF IRELAND                                                            0.50      02/02/2010          264,812
     706,166   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010          706,171
      25,220   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010           25,219
     100,881   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010          100,878
     756,606   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010          756,606
     568,892   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010          568,859
      56,745   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010           56,744
     100,881   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          100,881
     138,711   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          138,711
      66,770   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038           66,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    706,166   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35%     02/16/2010   $     706,049
     201,762   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030         201,762
     706,166   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010         706,166
     453,964   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         453,964
     706,166   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010         706,166
     264,812   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010         264,812
     378,303   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         378,292
     706,166   DNB NOR BANK ASA                                                           0.13      02/01/2010         706,166
     706,166   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010         706,147
     226,982   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010         226,957
     277,422   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010         277,414
     378,303   FORTIS BANK NV SA                                                          0.17      02/03/2010         378,303
     327,863   FORTIS BANK NV SA                                                          0.19      02/05/2010         327,863
     630,505   GDF SUEZ++                                                                 0.20      02/03/2010         630,491
     936,098   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $936,107)                       0.12      02/01/2010         936,098
     731,386   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010         731,295
   3,218,570   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010       1,260,070
     353,083   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         353,083
     255,985   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034         255,985
      41,613   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          41,613
     378,303   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         378,303
     126,101   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                    0.22      07/01/2029         126,101
      50,440   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          50,440
     643,115   ING USA FUNDING LLC                                                        0.17      02/09/2010         643,085
      75,661   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025          75,661
     706,166   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010         706,166
     781,826   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010         781,828
     103,731   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010         103,724
     472,248   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010         472,218
      25,220   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010          25,220
     833,528   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034         833,528
     252,202   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010         252,175
     453,964   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010         453,906
     126,101   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010         126,094
      90,793   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          90,793
     756,606   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010         756,557
      50,440   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          50,440
     591,414   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034         591,414
     438,831   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         438,831
     504,656   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010         504,608
     504,404   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010         504,356
     147,412   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034         147,412
     504,404   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010         504,361
      69,356   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010          69,345
     486,245   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         486,236
     781,826   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010         781,804
     706,166   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010         706,166
      50,440   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          50,441
     655,725   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010         655,679
     706,166   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010         706,177
     438,529   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010         438,475
     101,032   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010         101,022
     592,095   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010         592,066
     226,982   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032         226,982
     807,046   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010         807,046
     706,166   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037         706,166
      75,661   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040          75,661
   4,054,000   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       2,027,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHARES         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    756,606   YORKTOWN CAPITAL LLC++(p)                                                  0.19%     02/03/2010         756,585
                                                                                                                    35,379,281
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,760,958)                                                          37,144,695
                                                                                                                 -------------

SHORT-TERM INVESTMENTS: 10.62%                                                           YIELD
MUTUAL FUNDS: 10.62%
  68,075,963   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                            0.11%                  $  68,075,963
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $68,075,963)                                                                     68,075,963
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $607,847,731)*                                               105.65%                                       $ 676,951,376
OTHER ASSETS AND LIABILITIES, NET                                   (5.65)                                         (36,178,593)
                                                                   ------                                        -------------
TOTAL NET ASSETS                                                   100.00%                                       $ 640,772,783
                                                                   ------                                        -------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+   NON-INCOME PRODUCING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(p) ASSET-BACKED COMMERCIAL PAPER.

(i) ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++ SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $68,075,963.

(u) RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $616,163,554 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 95,671,472
GROSS UNREALIZED DEPRECIATION    (34,883,650)
                                ------------
NET UNREALIZED APPRECIATION     $ 60,787,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 92.29%
APPAREL & ACCESSORY STORES: 1.33%
   2,058,400   COLLECTIVE BRANDS INCORPORATED+                                                                   $  40,509,311
     130,500   RUE21 INCORPORATED+                                                                                   3,657,915
                                                                                                                    44,167,226
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.21%
     103,235   CAVCO INDUSTRIES INCORPORATED+                                                                        3,699,942
   1,564,873   PALM HARBOR HOMES INCORPORATED+**(l)                                                                  3,207,990
                                                                                                                     6,907,932
                                                                                                                 -------------
BUSINESS SERVICES: 4.48%
   6,866,900   3COM CORPORATION+                                                                                    51,158,405
   1,875,900   ABM INDUSTRIES INCORPORATED                                                                          36,429,978
     674,300   COGNEX CORPORATION                                                                                   11,038,291
     731,153   HEALTHCARE SERVICES GROUP                                                                            14,988,637
   2,237,500   HILL INTERNATIONAL INCORPORATED+**(l)                                                                13,201,250
     657,300   KFORCE INCORPORATED+                                                                                  8,788,101
     456,800   MEDIDATA SOLUTIONS INCORPORATED+                                                                      7,619,424
     189,800   VERISK ANALYTICS INCORPORATED CLASS A+                                                                5,337,176
                                                                                                                   148,561,262
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 2.26%
   1,256,300   CALGON CARBON CORPORATION+                                                                           16,821,857
     225,500   LIFE TECHNOLOGIES CORPORATION+#                                                                      11,209,605
   5,309,200   ORASURE TECHNOLOGIES INCORPORATED+**#(l)                                                             27,183,104
   2,540,700   PRESTIGE BRANDS HOLDINGS INCORPORATED+**(l)                                                          19,741,239
                                                                                                                    74,955,805
                                                                                                                 -------------
COMMUNICATIONS: 0.80%
   1,558,400   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               4,955,712
   7,457,800   CINCINNATI BELL INCORPORATED+                                                                        21,702,198
                                                                                                                    26,657,910
                                                                                                                 -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.84%
   3,013,600   CHICAGO BRIDGE & IRON COMPANY NV                                                                     61,145,944
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.20%
     833,100   ASSOCIATED BANC-CORP                                                                                 10,597,032
   1,302,900   BANCORP INCORPORATED+                                                                                 9,524,199
     883,600   CENTERSTATE BANKS INCORPORATED                                                                        9,772,616
     504,400   CITY NATIONAL CORPORATION#                                                                           24,912,316
   1,141,859   FIRST HORIZON NATIONAL CORPORATION+                                                                  14,787,074
     594,250   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                            8,159,053
     233,000   IBERIABANK CORPORATION#                                                                              12,451,520
     228,100   NORTHWEST BANCSHARES INCORPORATED                                                                     2,671,051
     298,200   SVB FINANCIAL GROUP+#                                                                                12,938,898
     910,550   WESTERN LIBERTY BANCORP+**(l)                                                                         7,120,501
   1,784,595   WHITNEY HOLDING CORPORATION                                                                          22,164,670
     320,000   WILMINGTON TRUST CORPORATION                                                                          4,198,400
                                                                                                                   139,297,330
                                                                                                                 -------------
EATING & DRINKING PLACES: 0.22%
   1,553,400   WENDY'S ARBY'S GROUP INCORPORATED                                                                     7,161,174
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
EDUCATIONAL SERVICES: 0.36%
   1,331,800   CAMBIUM LEARNING GROUP INCORPORATED+                                                              $   5,247,292
     310,000   CAREER EDUCATION CORPORATION+                                                                         6,742,500
   1,649,100   VOYAGER EXPANDED LEARNING CORPORATION(a)(i)                                                                   0
                                                                                                                    11,989,792
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.91%
   1,881,600   GRAFTECH INTERNATIONAL LIMITED+                                                                      23,632,896
   1,791,100   HARMONIC INCORPORATED+                                                                               10,871,977
  12,936,300   MRV COMMUNICATIONS INCORPORATED+**(l)                                                                10,995,855
   1,416,700   OSI SYSTEMS INCORPORATED+**#(l)                                                                      37,500,049
   4,098,300   POWER-ONE INCORPORATED+                                                                              12,991,611
     284,500   POWERWAVE TECHNOLOGIES+                                                                                 389,765
                                                                                                                    96,382,153
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.77%
     277,400   GEN-PROBE INCORPORATED+                                                                              11,908,782
     622,475   INFINITY PHARMACEUTICALS INCORPORATED+                                                                3,803,322
   2,015,900   SYMYX TECHNOLOGIES INCORPORATED+**(l)                                                                 9,958,546
                                                                                                                    25,670,650
                                                                                                                 -------------
ENTERTAINMENT PRODUCTION: 0.61%
     380,800   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+#                                                       9,999,808
     341,500   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+#                                                      10,128,890
                                                                                                                    20,128,698
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS: 1.28%
   3,729,500   DEL MONTE FOODS COMPANY                                                                              42,441,710
                                                                                                                 -------------
HEALTH CARE, PHARMACEUTICALS: 0.16%
     259,300   VITAMIN SHOPPE INCORPORATED+                                                                          5,445,300
                                                                                                                 -------------
HEALTH SERVICES: 3.39%
     347,400   AMEDISYS INCORPORATED+#                                                                              19,089,630
     336,100   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                               10,963,582
   2,329,900   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                               21,108,894
   1,139,600   GENTIVA HEALTH SERVICES INCORPORATED+#                                                               29,105,384
     555,400   HEALTHWAYS INCORPORATED+                                                                              9,475,124
   1,440,500   MDS INCORPORATED+                                                                                    10,674,105
     542,200   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                  11,955,510
                                                                                                                   112,372,229
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 7.59%
   3,594,200   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                               62,467,196
   3,802,700   ANWORTH MORTGAGE ASSET CORPORATION                                                                   26,238,630
   4,151,700   CAPSTEAD MORTGAGE CORPORATION**(l)                                                                   55,134,576
   1,880,200   HILLTOP HOLDINGS INCORPORATED+                                                                       21,283,864
   5,613,700   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                41,316,832
     458,600   NBH HOLDINGS CORPORATION++(a)(i)                                                                      9,515,950
      61,900   PRIMORIS SERVICES CORPORATION                                                                           502,628
     838,350   REDWOOD TRUST INCORPORATED                                                                           11,988,405
     475,100   SILVER STANDARD RESOURCES INCORPORATED+                                                               8,266,740
     834,400   SUN COMMUNITIES INCORPORATED                                                                         15,110,984
                                                                                                                   251,825,805
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.02%
   3,014,300   CRAY INCORPORATED+**(l)                                                                           $  14,227,496
   3,405,400   INTERMEC INCORPORATED+**(l)                                                                          45,189,658
   1,226,800   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                17,273,344
     301,500   SMITH INTERNATIONAL INCORPORATED                                                                      9,141,480
   1,031,000   STEC INCORPORATED+                                                                                   14,454,620
                                                                                                                   100,286,598
                                                                                                                 -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.31%
     794,500   ONEBEACON INSURANCE GROUP LIMITED                                                                    10,312,610
                                                                                                                 -------------
INSURANCE CARRIERS: 2.26%
   1,535,900   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                           41,069,966
     629,315   MERCURY GENERAL CORPORATION                                                                          24,052,419
     633,100   NYMAGIC INCORPORATED**(l)                                                                             9,939,670
                                                                                                                    75,062,055
                                                                                                                 -------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.49%
   2,679,100   GEO GROUP INCORPORATED+**(l)                                                                         49,563,350
                                                                                                                 -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.30%
     535,800   SKYLINE CORPORATION**(l)                                                                              9,810,498
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.27%
   1,071,700   COHERENT INCORPORATED+                                                                               31,808,056
     789,600   HOLOGIC INCORPORATED+                                                                                11,899,272
   7,337,600   ION GEOPHYSICAL CORPORATION+**(l)                                                                    34,853,600
   3,167,500   LTX-CREDENCE CORPORATION+                                                                             7,950,425
     443,300   STERIS CORPORATION                                                                                   11,561,264
   1,152,800   SYMMETRY MEDICAL INCORPORATED+                                                                       10,282,976
                                                                                                                   108,355,593
                                                                                                                 -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.35%
     231,100   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                 11,622,019
                                                                                                                 -------------
MEDICAL PRODUCTS: 0.39%
     348,600   ILLUMINA INCORPORATED+#                                                                              12,790,134
                                                                                                                 -------------
METAL MINING: 8.95%
     637,300   AGNICO-EAGLE MINES LIMITED                                                                           32,291,991
   2,649,200   ELDORADO GOLD CORPORATION+#                                                                          31,366,528
   2,565,800   PETAQUILLA MINERALS LIMITED+                                                                          1,680,599
   2,695,400   RANDGOLD RESOURCES LIMITED ADR#                                                                     185,793,922
     754,200   ROYAL GOLD INCORPORATED                                                                              32,144,004
   1,345,600   YAMANA GOLD INCORPORATED                                                                             13,550,192
                                                                                                                   296,827,236
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.64%
   2,775,900   ACCO BRANDS CORPORATION+**(l)                                                                        21,374,430
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.19%
     988,300   COVENANT TRANSPORT INCORPORATED CLASS A+**(l)                                                         3,557,880
   2,802,903   YRC WORLDWIDE INCORPORATED+#                                                                          2,651,700
                                                                                                                     6,209,580
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
OIL & GAS EXTRACTION: 17.78%
   2,101,700   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                 $   3,236,618
   1,211,900   FOREST OIL CORPORATION+#                                                                             29,231,028
   7,244,900   GLOBAL INDUSTRIES LIMITED+**(l)                                                                      50,496,953
   1,159,100   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                           12,298,051
   1,048,300   HELMERICH & PAYNE INCORPORATED                                                                       43,850,389
     931,700   HERCULES OFFSHORE INCORPORATED+                                                                       3,633,630
   3,222,400   KEY ENERGY SERVICES INCORPORATED+                                                                    31,160,608
     630,500   MARINER ENERGY INCORPORATED+                                                                          9,110,725
   6,337,200   MCMORAN EXPLORATION COMPANY+#                                                                        96,388,812
     539,900   NEWFIELD EXPLORATION COMPANY+#                                                                       26,422,706
   7,997,700   NEWPARK RESOURCES INCORPORATED+**(l)                                                                 31,910,823
     236,600   NOBLE ENERGY INCORPORATED                                                                            17,494,204
     715,600   OCEANEERING INTERNATIONAL INCORPORATED+                                                              39,143,320
   1,665,000   PARKER DRILLING COMPANY+                                                                              8,008,650
     965,400   PETROHAWK ENERGY CORPORATION+#                                                                       21,557,382
   1,250,700   PETROQUEST ENERGY INCORPORATED+                                                                       6,803,808
     282,300   PIONEER NATURAL RESOURCES COMPANY#                                                                   12,415,554
     539,000   PRIDE INTERNATIONAL INCORPORATED+                                                                    15,954,400
   1,908,800   RANGE RESOURCES CORPORATION                                                                          87,804,800
      39,273   SEAHAWK DRILLING INCORPORATED+                                                                          821,198
     116,900   SWIFT ENERGY COMPANY+#                                                                                2,929,514
     114,800   TRANSOCEAN LIMITED+                                                                                   9,728,152
   2,080,750   VANTAGE DRILLING COMPANY+                                                                             2,933,858
   1,749,400   WILLBROS GROUP INCORPORATED+#                                                                        26,748,326
                                                                                                                   590,083,509
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS: 0.46%
   1,747,200   WAUSAU PAPER CORPORATION                                                                             15,410,304
                                                                                                                 -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.28%
   3,243,800   INTEROIL CORPORATION+#                                                                              191,741,018
   2,155,800   TRILOGY ENERGY TRUST                                                                                 16,673,805
                                                                                                                   208,414,823
                                                                                                                 -------------
PRIMARY METAL INDUSTRIES: 2.57%
   1,070,300   CARPENTER TECHNOLOGY CORPORATION                                                                     28,684,040
   2,482,400   STEEL DYNAMICS INCORPORATED#                                                                         37,682,832
     299,900   UNITED STATES STEEL CORPORATION                                                                      13,324,557
      99,040   WEBCO INDUSTRIES INCORPORATED+**(l)(a)                                                                5,645,280
                                                                                                                    85,336,709
                                                                                                                 -------------
REAL ESTATE: 5.18%
  28,638,800   CHIMERA INVESTMENT CORPORATION                                                                      112,264,096
   1,170,000   HATTERAS FINANCIAL CORPORATION                                                                       32,046,300
   1,226,800   INVESCO MORTGAGE CAPITAL**(l)                                                                        27,480,320
                                                                                                                   171,790,716
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.33%
     735,565   ARMOUR RESIDENTIAL INCORPORATED+                                                                      5,148,955
     423,881   CREXUS INVESTMENT CORPORATION+                                                                        5,836,841
                                                                                                                    10,985,796
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.76%
   8,024,700   INTERTAPE POLYMER GROUP INCORPORATED+**(l)                                                           25,212,805
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.00%
     153,200   US CONCRETE INCORPORATED+**(l)                                                                    $      137,880
                                                                                                                 --------------
TECHNOLOGY: 0.18%
   1,323,200   ASCENT SOLAR TECHNOLOGIES INCORPORATED+                                                                5,822,080
                                                                                                                 --------------
TRANSPORTATION BY AIR: 5.17%
     789,000   ALASKA AIR GROUP INCORPORATED+                                                                        24,727,260
   4,395,400   DELTA AIR LINES INCORPORATED+#                                                                        53,755,742
   1,165,100   LAN AIRLINES SA ADR                                                                                   19,189,197
     126,088   PHI INCORPORATED+                                                                                      2,458,716
     846,995   PHI INCORPORATED+**(l)                                                                                16,482,523
   4,496,100   UAL CORPORATION+#                                                                                     54,987,303
                                                                                                                    171,600,741
                                                                                                                 --------------
TOTAL COMMON STOCKS (COST $2,583,771,526)                                                                         3,062,120,386
                                                                                                                 --------------
INVESTMENT COMPANIES: 1.48%
STOCK FUNDS: 1.48%
     644,100   KBW REGIONAL BANKING ETF                                                                              15,503,487
     822,600   MARKET VECTORS GOLD MINERS ETF                                                                        33,496,272
TOTAL INVESTMENT COMPANIES (COST $41,895,810)                                                                        48,999,759
                                                                                                                 --------------

                                                                                   EXPIRATION
                                                                                      DATE
                                                                                 -------------
WARRANTS: 0.01%
     156,641   PRIMORIS SERVICES CORPORATION(DIVERSIFIED OPERATIONS)+               02/10/2010                          469,923
TOTAL WARRANTS (COST $425,907)                                                                                          469,923
                                                                                                                 --------------

                                                                                     YIELD
                                                                                 -------------
PREFERRED STOCKS: 0.19%
       6,200   CENTER FINANCIAL CORPORATION SERIES B (DEPOSITORY
                  INSTITUTIONS)(t)(a)                                                    12.00%                       6,200,000
TOTAL PREFERRED STOCKS (COST $6,200,000)                                                                              6,200,000
                                                                                                                 --------------
SHORT-TERM INVESTMENTS: 5.31%
MUTUAL FUNDS: 5.31%
 176,406,145   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                            0.11                      176,406,145
                                                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $176,406,145)                                                                    176,406,145
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,808,699,388)*                                                99.28%                                  $3,294,196,213
OTHER ASSETS AND LIABILITIES, NET                                         0.72                                       23,829,910
                                                                        ------                                   --------------
TOTAL NET ASSETS                                                        100.00%                                  $3,318,026,123
                                                                        ------                                   --------------

                                                                                                   EXPIRATION
CONTRACTS                                                                         STRIKE PRICE        DATE            VALUE
------------                                                                     -------------   -------------   --------------
WRITTEN OPTIONS: (0.13%)
     (20,000)  ALASKA AIR GROUP INCORPORATED CALL+                               $       35.00      04/17/2010         (20,000)
     (80,000)  ALASKA AIR GROUP INCORPORATED CALL+                                       40.00      07/17/2010         (84,000)
     (20,000)  AMEDISYS INCORPORATED CALL+                                               60.00      02/20/2010         (18,000)
     (30,000)  AMEDISYS INCORPORATED CALL+                                               65.00      02/20/2010          (8,700)
     (10,000)  AMEDISYS INCORPORATED CALL+                                               60.00      09/18/2010         (38,000)
     (20,000)  CITY NATIONAL CORPORATION CALL+                                           40.00      02/20/2010        (186,000)
     (10,000)  CITY NATIONAL CORPORATION CALL+                                           45.00      05/22/2010         (62,000)
     (10,000)  CITY NATIONAL CORPORATION CALL+                                           50.00      05/22/2010         (33,700)
     (70,000)  DISCOVERY COMMUNICATIONS CALL+                                            30.00      04/17/2010        (122,500)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

                                                                                                   EXPIRATION
CONTRACTS                                                                         STRIKE PRICE        DATE            VALUE
------------                                                                     -------------   -------------   --------------
WRITTEN OPTIONS (continued)
    (160,000)  ELDORADO GOLD CORPORATION CALL+                                   $       17.50      04/17/2010         (16,000)
     (60,000)  FOREST OIL CORPORATION CALL+                                              22.50      05/22/2010        (258,000)
     (10,000)  GEN PROBE INCORPORATED CALL+                                              45.00      05/22/2010         (18,500)
     (15,000)  GEN PROBE INCORPORATED CALL+                                              50.00      05/22/2010          (7,500)
     (30,000)  GENTIVA HEALTH SERVICES CALL+                                             30.00      02/20/2010          (1,500)
     (20,000)  GENTIVA HEALTH SERVICES CALL+                                             30.00      05/22/2010         (16,000)
     (10,000)  IBERIABANK CORPORATION CALL+                                              55.00      02/20/2010          (8,500)
     (10,000)  ILLUMINA INCORPORATED CALL+                                               30.00      02/20/2010         (66,000)
     (30,000)  ILLUMINA INCORPORATED CALL+                                               40.00      02/20/2010         (18,000)
     (10,000)  ILLUMINA INCORPORATED CALL+                                               30.00      03/20/2010         (71,000)
     (10,000)  ILLUMINA INCORPORATED CALL+                                               40.00      03/20/2010         (11,500)
     (10,000)  ILLUMINA INCORPORATED CALL+                                               45.00      03/20/2010          (2,500)
     (10,000)  INTERIOL CORPORATION CALL+                                               120.00      06/19/2010         (13,500)
     (35,000)  INTEROIL CORPORATION CALL+                                                60.00      02/20/2010        (174,382)
     (50,000)  INTEROIL CORPORATION CALL+                                                65.00      02/20/2010        (125,000)
     (20,000)  INTEROIL CORPORATION CALL+                                                70.00      02/20/2010         (25,000)
     (10,000)  INTEROIL CORPORATION CALL+                                                85.00      02/20/2010          (4,000)
     (20,000)  INTEROIL CORPORATION CALL+                                                90.00      02/20/2010          (4,000)
     (80,000)  INTEROIL CORPORATION CALL+                                               100.00      03/20/2010         (36,000)
     (10,000)  INTEROIL CORPORATION CALL+                                               105.00      03/20/2010          (3,000)
     (50,000)  INTEROIL CORPORATION CALL+                                                80.00      03/20/2010         (90,000)
    (120,000)  INTEROIL CORPORATION CALL+                                                85.00      03/20/2010        (162,000)
    (160,000)  INTEROIL CORPORATION CALL+                                                90.00      03/20/2010        (160,000)
    (190,000)  INTEROIL CORPORATION CALL+                                                95.00      03/20/2010        (123,500)
     (10,000)  INTEROIL CORPORATION CALL+                                               105.00      06/19/2010         (21,000)
     (50,000)  INTEROIL CORPORATION CALL+                                               115.00      06/19/2010         (65,000)
     (20,000)  INTEROIL CORPORATION CALL+                                                85.00      06/19/2010         (96,000)
     (10,000)  INTEROIL CORPORATION CALL+                                                90.00      06/19/2010         (39,000)
     (30,000)  INTEROIL CORPORATION CALL+                                                95.00      06/19/2010         (99,000)
     (20,000)  INTEROIL CORPORATION CALL+                                                95.00      01/22/2011        (148,000)
     (10,000)  LIFE TECHNOLOGIES CORPORATION CALL+                                       45.00      02/20/2010         (54,000)
     (80,000)  LIFE TECHNOLOGIES CORPORATION CALL+                                       50.00      02/20/2010         (80,000)
     (70,000)  LIFE TECHNOLOGIES CORPORATION CALL+                                       50.00      03/20/2010        (143,500)
     (65,500)  LIFE TECHNOLOGIES CORPORATION CALL+                                       50.00      05/22/2010        (222,700)
     (15,000)  MCMORAN EXPLORATION COMPANY PUT+                                           7.50      02/20/2010            (750)
     (10,000)  NEWFIELD EXPLORATION COMPANY CALL+                                        45.00      03/20/2010         (55,000)
     (25,000)  NEWFIELD EXPLORATION COMPANY CALL+                                        50.00      03/20/2010         (65,000)
     (10,000)  NEWFIELD EXPLORATION COMPANY CALL+                                        55.00      03/20/2010         (12,000)
     (50,000)  ORASURE TECHNOLOGIES INCORPORATED CALL+                                    5.00      04/17/2010         (30,000)
     (30,000)  OSI SYSTEMS INCORPORATED CALL+                                            25.00      02/20/2010         (64,500)
     (50,000)  OSI SYSTEMS INCORPORATED CALL+                                            30.00      04/17/2010         (45,000)
     (20,000)  OSI SYSTEMS INCORPORATED CALL+                                            35.00      04/17/2010          (5,400)
     (20,000)  PETROHAWK ENERGY CORPORATION CALL+                                        25.00      03/20/2010         (13,000)
     (20,000)  PETROHAWK ENERGY CORPORATION CALL+                                        26.00      03/20/2010          (8,600)
     (20,000)  PETROHAWK ENERGY CORPORATION CALL+                                        27.00      03/20/2010          (6,000)
     (20,000)  PIONEER NATURAL RESOURCES COMPANY CALL+                                   45.00      03/20/2010         (51,000)
     (40,000)  PIONEER NATURAL RESOURCES COMPANY CALL+                                   50.00      03/20/2010         (34,000)
     (10,000)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      90.00      03/20/2010          (3,000)
     (10,000)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      95.00      03/20/2010            (500)
     (30,000)  RANDGOLD RESOURCES LIMITED CALL+                                          70.00      02/20/2010         (79,500)
      (5,000)  RANGE RESOURCES CORPORATION CALL+                                         55.00      03/20/2010          (1,750)
    (100,000)  STEC INCORPORATED CALL+                                                   19.00      05/22/2010         (90,000)
     (50,000)  STEC INCORPORATED CALL+                                                   20.00      05/22/2010         (35,000)
     (10,000)  STEC INCORPORATED CALL+                                                   21.00      05/22/2010          (6,000)
     (40,000)  STEC INCORPORATED CALL+                                                   22.50      05/22/2010         (18,000)
     (75,000)  STEC INCORPORATED CALL+                                                   24.00      05/22/2010         (26,250)
     (25,000)  STEC INCORPORATED CALL+                                                   25.00      05/22/2010          (7,500)
     (15,000)  STEEL DYNAMICS INCORPORATED CALL+                                         18.00      02/20/2010            (750)
     (30,000)  STEEL DYNAMICS INCORPORATED CALL+                                         19.00      05/22/2010         (10,500)
     (20,000)  STEEL DYNAMICS INCORPORATED CALL+                                         20.00      05/22/2010          (6,000)
     (30,000)  SVB FINANCIAL GROUP CALL+                                                 45.00      02/20/2010         (30,000)
     (20,000)  SVB FINANCIAL GROUP CALL+                                                 50.00      05/22/2010         (19,000)
     (40,000)  SWIFT ENERGY COMPANY CALL+                                                25.00      02/20/2010         (48,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

                                                                                                   EXPIRATION
CONTRACTS                                                                         STRIKE PRICE        DATE            VALUE
------------                                                                     -------------   -------------   --------------
WRITTEN OPTIONS (continued)
     (10,000)  SWIFT ENERGY COMPANY CALL+                                        $       25.00      05/22/2010         (27,000)
     (55,000)  UAL CORPORATION CALL+                                                     17.50      06/19/2010         (27,500)
     (55,000)  UAL CORPORATION CALL+                                                     20.00      06/19/2010         (11,000)
     (20,000)  WILLBROS GROUP INCORPORATED CALL+                                         15.00      03/20/2010         (22,000)
     (40,000)  WILLBROS GROUP INCORPORATED CALL+                                         17.50      03/20/2010          (8,000)
     (30,000)  YRC WORLDWIDE INCORPORATED PUT+                                            1.50      04/17/2010         (31,500)
     (50,000)  YRC WORLDWIDE INCORPORATED PUT+                                            3.00      04/17/2010        (128,500)
     (20,000)  YRC WORLDWIDE INCORPORATED PUT+                                            4.00      04/17/2010         (70,600)
     (20,000)  YRC WORLDWIDE INCORPORATED PUT+                                            2.00      07/17/2010         (31,000)
     (80,000)  YRC WORLDWIDE INCORPORATED PUT+                                            5.00      07/17/2010        (360,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(8,909,135))                                                               (4,445,582)
                                                                                                                 --------------

+    NON-INCOME PRODUCING SECURITIES.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $835,165,160

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

(i)  ILLIQUID SECURITY.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $176,406,145.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,833,974,675 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 874,662,725
GROSS UNREALIZED DEPRECIATION    (414,441,187)
                                -------------
NET UNREALIZED APPRECIATION     $ 460,221,538

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the three months ended January 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities

OPTIONS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

During the period ended January 31, 2010, Small Cap Value Fund had written options activities as follows:

                                             Number of      Premiums
                                             Contracts      Received
                                             ---------   -------------
Options outstanding at 10/31/2009             (63,512)   $ (10,624,261)
Options Written                               (70,210)    ($21,441,508)
Options terminated in closing transactions     91,159    $  21,929,226
Options expired                                12,708    $   1,227,408
                                              -------    -------------
Options outstanding at 01/31/2010             (29,855)   $  (8,909,135)

Small Cap Value Fund had average premiums received on written options in the amount of $9,263,540 during the three months ended January 31, 2010.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of January 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                             DEFAULTED/IMPAIRED/RESTRUCTURED
                                      SIVS ($VALUE)            % OF NET ASSETS
                             -------------------------------   ---------------
C&B Mid Cap Value Fund                  $1,414,828                   0.61
Common Stock Fund                        5,675,552                   0.69
Mid Cap Growth Fund                        964,782                   0.72
Small Cap Growth Fund                    5,356,069                   0.55
Small Cap Opportunity Fund               3,287,070                   0.51

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' investments in securities:

                                                                      SIGNIFICANT      SIGNIFICANT
                                                                   OTHER OBSERVABLE   UNOBSERVABLE
                                                   QUOTED PRICES        INPUTS           INPUTS
                                                     (LEVEL 1)         (LEVEL 2)        (LEVEL 3)         TOTAL
                                                  --------------   ----------------   ------------   --------------
C&B MID CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $  224,669,525      $         0      $         0   $  224,669,525
   CORPORATE DEBT SECURITIES                                   0        3,582,129        1,414,828        4,996,957
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                           0          784,677                0          784,677
   SHORT-TERM INVESTMENTS                              6,920,136          292,663                0        7,212,799
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $  231,589,661      $ 4,659,469      $ 1,414,828   $  237,663,958
                                                  --------------      -----------      -----------   --------------
COMMON STOCK FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $  779,574,760      $         0      $10,526,475   $  790,101,235
      OTHER                                           13,865,640                0                0       13,865,640
   CORPORATE DEBT SECURITIES                                   0       52,680,760        5,675,552       58,356,312
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                           0       11,539,937                0       11,539,937
   SHORT-TERM INVESTMENTS                             21,542,493        4,304,068                0       25,846,561
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $  814,982,893      $68,524,765      $16,202,027   $  899,709,685
                                                  --------------      -----------      -----------   --------------
MID CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $  129,271,607      $         0      $         0   $  129,271,607
   CORPORATE DEBT SECURITIES                                   0        6,585,164          964,781        7,549,945
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                           0        1,442,507                0        1,442,507
   SHORT-TERM INVESTMENTS                              6,897,741          538,014                0        7,435,755
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $  136,169,348      $ 8,565,685      $   964,781   $  145,699,814
                                                  --------------      -----------      -----------   --------------
SMALL CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $  941,174,853      $         0      $         0   $  941,174,853
   CORPORATE DEBT SECURITIES                                   0       31,345,905        5,356,070       36,701,975
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                           0        6,866,448                0        6,866,448
   SHORT-TERM INVESTMENTS                             36,872,838        2,560,989                0       39,433,827
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $  978,047,691      $40,773,342      $ 5,356,070   $1,024,177,103
                                                  --------------      -----------      -----------   --------------
SMALL CAP OPPORTUNITY FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $  567,824,387      $         0      $         0   $  567,824,387
      OTHER                                            3,906,331                0                0        3,906,331
   CORPORATE DEBT SECURITIES                                   0       24,671,986        3,287,070       27,959,056
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                           0        5,404,501                0        5,404,501
   SHORT-TERM INVESTMENTS                             69,841,377        2,015,724                0       71,857,101
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $  641,572,095      $32,092,211      $ 3,287,070   $  676,951,376
                                                  --------------      -----------      -----------   --------------
SMALL CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                               $3,052,604,436      $         0      $ 9,515,950   $3,062,120,386
      OTHER                                           48,999,759                0                0       48,999,759
      PREFERRED STOCKS                                 6,200,000                0                0        6,200,000
      WARRANTS                                           469,923                0                0          469,923
   SHORT-TERM INVESTMENTS                            176,406,145                0                0      176,406,145
                                                  --------------      -----------      -----------   --------------
TOTAL                                             $3,284,680,263      $         0      $ 9,515,950   $3,294,196,213
                                                  --------------      -----------      -----------   --------------


As of January 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                         QUOTED    SIGNIFICANT OTHER   SIGNIFICANT
                         PRICES    OBSERVABLE INPUTS   UNOBSERVABLE
                       (LEVEL 1)       (LEVEL 2)         (LEVEL 3)       TOTAL
                       ---------   -----------------   ------------   ----------
SMALL CAP VALUE FUND       $0          $4,445,582           $0        $4,445,582

*    Other financial instruments include written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 C&B MID CAP                  MID CAP     SMALL CAP      SMALL CAP     SMALL CAP
                                    VALUE         COMMON       GROWTH       GROWTH     OPPORTUNITIES     VALUE
                                     FUND       STOCK FUND      FUND         FUND          FUND          FUND
                                 -----------   -----------   ---------   -----------   ------------   ----------
EQUITY SECURITIES
   COMMON STOCKS
      Balance as of 10/31/2009   $        0    $10,146,000    $      0    $        0    $        0    $9,172,000
         Change in unrealized
            appreciation                  0        380,475           0             0             0       343,950
      Balance as of 01/31/2010   $        0    $10,526,475    $      0    $        0    $        0    $9,515,950
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period                        $        0    $   380,475    $      0    $        0    $        0    $  343,950
CORPORATE DEBT SECURITIES
   Balance as of 10/31/2009      $1,304,753    $ 5,233,990    $889,722    $4,939,363    $3,031,334    $        0
      Realized gain (loss)           (6,046)       (24,253)     (4,123)      (22,887)      (14,046)            0
      Change in unrealized
         appreciation               232,608        933,102     158,617       880,577       540,418             0
      Net purchases (sales)        (116,487)      (467,287)    (79,435)     (440,983)     (270,636)            0
   Balance as of 1/31/2010       $1,414,828    $ 5,675,552    $964,781    $5,356,070    $3,287,070    $        0
Change in unrealized
   appreciation (depreciation)
   relating to securities held
   at the end of reporting
   period                        $  232,608    $   933,102    $158,617    $  880,577    $  540,418    $        0

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) DISCOVERY FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 97.44%
APPAREL & ACCESSORY STORES: 4.10%
     251,500   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                            $   3,996,335
     109,600   J.CREW GROUP INCORPORATED+<<                                                                          4,297,416
     231,700   URBAN OUTFITTERS INCORPORATED+                                                                        7,314,769
                                                                                                                    15,608,520
                                                                                                                 -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.19%
     284,666   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                 3,151,253
     367,425   PENSKE AUTO GROUP INCORPORATED<<                                                                      5,165,996
                                                                                                                     8,317,249
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.44%
     229,400   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                         5,588,184
     101,500   RYDER SYSTEM INCORPORATED                                                                             3,694,600
                                                                                                                     9,282,784
                                                                                                                 -------------
BIOPHARMACEUTICALS: 1.45%
     118,600   ALEXION PHARMACEUTICALS INCORPORATED+                                                                 5,499,482
                                                                                                                 -------------
BUSINESS SERVICES: 7.17%
     113,300   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  6,736,818
      99,173   ANSYS INCORPORATED+                                                                                   4,151,382
     157,000   F5 NETWORKS INCORPORATED+                                                                             7,760,510
     211,700   GARTNER INCORPORATED+                                                                                 4,530,380
     250,450   SUCCESSFACTORS INCORPORATED+                                                                          4,082,335
                                                                                                                    27,261,425
                                                                                                                 -------------
COMMUNICATIONS: 9.18%
     280,270   ASIAINFO HOLDINGS INCORPORATED+                                                                       6,698,453
     106,983   EQUINIX INCORPORATED+<<                                                                              10,294,974
     119,200   GEOEYE INCORPORATED+                                                                                  3,059,864
     133,572   NEUTRAL TANDEM INCORPORATION+                                                                         2,065,023
     386,400   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                            12,785,976
                                                                                                                    34,904,290
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.60%
     513,000   FIFTH THIRD BANCORP<<                                                                                 6,381,720
     221,000   HOME BANCSHARES INCORPORATED<<                                                                        5,432,180
     163,400   WINTRUST FINANCIAL CORPORATION<<                                                                      5,676,516
                                                                                                                    17,490,416
                                                                                                                 -------------
E-COMMERCE/SERVICES: 1.89%
      36,800   PRICELINE.COM INCORPORATED+<<                                                                         7,188,880
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.69%
     788,600   MICRON TECHNOLOGY INCORPORATED+                                                                       6,876,592
     231,200   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                   9,469,952
     667,200   PMC-SIERRA INCORPORATED+                                                                              5,304,240
                                                                                                                    21,650,784
                                                                                                                 -------------
ENTERTAINMENT PRODUCTION: 1.17%
     149,713   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+<<                                                      4,440,488
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) DISCOVERY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
FOOD & KINDRED PRODUCTS: 1.92%
     138,000   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                        $   4,422,900
      80,400   DIAMOND FOODS INCORPORATED                                                                            2,887,968
                                                                                                                     7,310,868
                                                                                                                 -------------
FOOD STORES: 1.65%
      88,000   PANERA BREAD COMPANY+                                                                                 6,284,960
                                                                                                                 -------------
GENERAL MERCHANDISE STORES: 1.40%
     157,500   BJ'S WHOLESALE CLUB INCORPORATED+                                                                     5,321,925
                                                                                                                 -------------
HEALTH SERVICES: 7.92%
      70,700   DAVITA INCORPORATED+                                                                                  4,225,032
     138,358   EMERGENCY MEDICAL SERVICES CORPORATION+                                                               7,265,179
     251,200   LHC GROUP INCORPORATED+<<                                                                             7,734,448
     139,100   LINCARE HOLDINGS INCORPORATED+                                                                        5,121,662
     101,200   MEDNAX INCORPORATED+                                                                                  5,754,232
                                                                                                                    30,100,553
                                                                                                                 -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.57%
     150,202   FOSTER WHEELER AG+                                                                                    4,202,652
     293,550   ORION MARINE GROUP INCORPORATED+                                                                      5,556,902
                                                                                                                     9,759,554
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.41%
     201,600   ASPEN INSURANCE HOLDINGS LIMITED                                                                      5,368,608
                                                                                                                 -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.40%
     249,855   HHGREGG INCORPORATED+                                                                                 5,321,912
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.65%
     427,508   EMULEX CORPORATION+                                                                                   4,805,190
      95,400   JOY GLOBAL INCORPORATED                                                                               4,363,596
     216,700   KENNAMETAL INCORPORATED                                                                               5,304,816
     600,023   NETEZZA CORPORATION+                                                                                  5,454,209
      55,000   PARKER HANNIFIN CORPORATION                                                                           3,075,050
     364,400   SEAGATE TECHNOLOGY                                                                                    6,096,412
                                                                                                                    29,099,273
                                                                                                                 -------------
INSURANCE CARRIERS: 0.78%
      82,028   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  2,954,649
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.44%
     333,700   BRUKER BIOSCIENCES CORPORATION+                                                                       4,094,499
      78,000   EMDEON INCORPORATED+                                                                                  1,189,500
     363,961   VEECO INSTRUMENTS INCORPORATED+                                                                      11,581,239
                                                                                                                    16,865,238
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 2.61%
     215,900   DICK'S SPORTING GOODS INCORPORATED+                                                                   4,829,683
     240,100   HIBBETT SPORTS INCORPORATED+<<                                                                        5,094,922
                                                                                                                     9,924,605
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.24%
     153,696   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             4,712,319
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) DISCOVERY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
OIL & GAS EXTRACTION: 8.07%
     125,600   ATWOOD OCEANICS INCORPORATED+                                                                     $   4,210,112
     239,600   CONCHO RESOURCES INCORPORATED+                                                                       10,750,852
     192,800   PETROHAWK ENERGY CORPORATION+                                                                         4,305,224
     160,400   PIONEER NATURAL RESOURCES COMPANY<<                                                                   7,054,392
     174,959   SWIFT ENERGY COMPANY+                                                                                 4,384,473
                                                                                                                    30,705,053
                                                                                                                 -------------
PHARMACEUTICALS: 1.35%
188,500   AMERISOURCEBERGEN CORPORATION<<                                                                            5,138,510
                                                                                                                 -------------
SATELLITE: 0.96%
     543,650   IRADIUM COMMUNICATIONS INCORPORATED+                                                                  3,642,455
                                                                                                                 -------------
SOFTWARE: 3.48%
     187,700   MCAFEE INCORPORATED+                                                                                  7,076,290
     225,700   RED HAT INCORPORATED+                                                                                 6,143,554
                                                                                                                    13,219,844
                                                                                                                 -------------
TELEPHONE SERVICES: 1.04%
     278,900   VIRGIN MEDIA INCORPORATED<<                                                                           3,957,591
                                                                                                                 -------------
TRANSPORTATION BY AIR: 2.08%
     272,000   DELTA AIR LINES INCORPORATED+                                                                         3,326,560
     373,400   UAL CORPORATION+<<                                                                                    4,566,682
                                                                                                                     7,893,242
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 4.34%
     364,673   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                3,409,693
     739,989   DANA HOLDING CORPORATION+                                                                             7,629,287
     237,200   TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                                5,462,716
                                                                                                                    16,501,696
                                                                                                                 -------------
TRAVEL & RECREATION: 1.25%
     222,800   EXPEDIA INCORPORATED+                                                                                 4,770,144
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $315,033,038)                                                                            370,497,317
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 15.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.76%                                     YIELD
   2,903,202   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                      2,903,202
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 14.49%
$  1,285,704   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010       1,285,646
     508,060   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010         508,060
     311,057   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010         311,026
      82,949   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010          82,946
     414,743   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010         414,729
     456,217   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010         456,162
     207,372   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010         207,342
     207,372   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010         207,361
     311,057   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010         311,023
     622,115   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010         622,046
     539,166   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010         539,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) DISCOVERY FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,775,432   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,775,450)                     0.12%     02/01/2010   $   1,775,432
     746,538   BANK OF IRELAND                                                            0.35      02/01/2010         746,538
     435,480   BANK OF IRELAND                                                            0.50      02/02/2010         435,480
   1,161,281   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010       1,161,289
      41,474   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010          41,473
     165,897   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010         165,893
   1,244,229   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010       1,244,229
     935,536   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010         935,482
      93,317   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010          93,315
     165,897   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027         165,897
     228,109   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028         228,109
     109,803   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038         109,803
   1,161,281   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010       1,161,089
     331,794   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030         331,794
   1,161,281   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010       1,161,281
     746,538   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         746,538
   1,161,281   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010       1,161,281
     435,480   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010         435,480
     622,115   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         622,097
   1,161,281   DNB NOR BANK ASA                                                           0.13      02/01/2010       1,161,281
   1,161,281   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010       1,161,250
     373,269   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010         373,227
     456,217   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010         456,203
     622,115   FORTIS BANK NV SA                                                          0.17      02/03/2010         622,115
     539,166   FORTIS BANK NV SA                                                          0.19      02/05/2010         539,166
   1,036,858   GDF SUEZ++                                                                 0.20      02/03/2010       1,036,835
   1,539,402   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,539,417)                  0.12      02/01/2010       1,539,402
   1,202,755   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010       1,202,606
   2,261,044   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         885,199
     580,640   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         580,640
     420,964   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034         420,964
      68,433   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          68,433
     622,115   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         622,115
     207,372   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029         207,372
      82,949   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          82,949
   1,057,595   ING USA FUNDING LLC                                                        0.17      02/09/2010       1,057,545
     124,423   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025         124,423
   1,161,281   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010       1,161,281
   1,285,704   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010       1,285,707
     170,584   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010         170,574
     776,606   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010         776,556
      41,474   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010          41,474
   1,370,726   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034       1,370,726
     414,743   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010         414,698
     746,538   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010         746,442
     207,372   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010         207,360
     149,308   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036         149,308
   1,244,229   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010       1,244,150
      82,949   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          82,949
     972,573   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034         972,573
     721,653   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         721,653
     829,901   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010         829,823
     829,486   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010         829,407
     242,417   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034         242,417
     829,486   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010         829,416
     114,054   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010         114,038
     799,625   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         799,610
   1,285,704   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010       1,285,668
   1,161,281   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010       1,161,281
      82,949   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          82,950
   1,078,332   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010       1,078,257

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) DISCOVERY FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,161,281   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22%     02/11/2010   $   1,161,300
     721,155   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010         721,067
     166,146   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010         166,129
     973,692   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010         973,645
     373,269   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032         373,269
   1,327,178   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010       1,327,178
   1,161,281   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037       1,161,281
     124,423   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040         124,423
   2,847,933   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       1,423,967
   1,244,229   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010       1,244,197
                                                                                                                    55,084,420
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,718,047)                                                          57,987,622
                                                                                                                 -------------

SHARES                                                                               YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 4.63%
MUTUAL FUNDS: 4.63%
  17,597,729   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                     17,597,729
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,597,729)                                                                     17,597,729
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $390,348,814)*                                                 117.32%                                  $ 446,082,668
OTHER ASSETS AND LIABILITIES, NET                                       (17.32)                                    (65,849,771)
                                                                       -------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 380,232,897
                                                                       -------                                   -------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME PRODUCING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,597,729.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $393,802,834 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 63,882,011
GROSS UNREALIZED DEPRECIATION    (11,602,177)
                                ------------
NET UNREALIZED APPRECIATION     $ 52,279,834

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) ENTERPRISE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 99.19%
APPAREL & ACCESSORY STORES: 5.27%
     201,700   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                            $   3,205,013
      70,300   J.CREW GROUP INCORPORATED+<<                                                                          2,756,463
      64,600   KOHL'S CORPORATION+                                                                                   3,253,902
     115,800   URBAN OUTFITTERS INCORPORATED+                                                                        3,655,806
                                                                                                                    12,871,184
                                                                                                                 -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.96%
     137,400   COACH INCORPORATED                                                                                    4,792,512
                                                                                                                 -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.36%
     235,621   PENSKE AUTO GROUP INCORPORATED<<                                                                      3,312,831
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.98%
      66,000   RYDER SYSTEM INCORPORATED                                                                             2,402,400
                                                                                                                 -------------
BIOPHARMACEUTICALS: 1.55%
      81,400   ALEXION PHARMACEUTICALS INCORPORATED+                                                                 3,774,518
                                                                                                                 -------------
BUSINESS SERVICES: 9.28%
      80,800   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  4,804,368
      63,697   ANSYS INCORPORATED+                                                                                   2,666,356
     112,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   4,929,214
      91,700   F5 NETWORKS INCORPORATED+                                                                             4,532,731
     152,800   JUNIPER NETWORKS INCORPORATED+                                                                        3,794,024
      30,800   SALESFORCE.COM INCORPORATED+                                                                          1,957,340
                                                                                                                    22,684,033
                                                                                                                 -------------
COAL MINING: 1.61%
      93,333   PEABODY ENERGY CORPORATION                                                                            3,931,186
                                                                                                                 -------------
COMMUNICATIONS: 4.58%
      87,807   ASIAINFO HOLDINGS INCORPORATED+                                                                       2,148,328
      51,364   EQUINIX INCORPORATED+<<                                                                               4,942,758
     123,800   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                             4,096,542
                                                                                                                    11,187,628
                                                                                                                 -------------
COSMETICS, PERSONAL CARE: 2.24%
     181,700   AVON PRODUCTS INCORPORATED                                                                            5,476,438
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 1.72%
     338,000   FIFTH THIRD BANCORP                                                                                   4,204,720
                                                                                                                 -------------
DRILLING OIL & NATURAL GAS WELLS: 1.96%
     118,800   NOBLE CORPORATION                                                                                     4,790,016
                                                                                                                 -------------
E-COMMERCE/SERVICES: 1.90%
      23,800   PRICELINE.COM INCORPORATED+                                                                           4,649,330
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.26%
     126,151   BROADCOM CORPORATION CLASS A                                                                          3,370,755
     303,700   MARVELL TECHNOLOGY GROUP LIMITED+                                                                     5,293,491
     534,300   MICRON TECHNOLOGY INCORPORATED+                                                                       4,659,096
     175,945   NETAPP INCORPORATED+                                                                                  5,125,278
     133,000   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                   5,447,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) ENTERPRISE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      75,700   NVIDIA CORPORATION+                                                                               $   1,165,023
                                                                                                                    25,061,323
                                                                                                                 -------------
ENTERTAINMENT PRODUCTION: 1.45%
     119,558   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                        3,546,090
                                                                                                                 -------------
FOOD STORES: 1.66%
      56,600   PANERA BREAD COMPANY+                                                                                 4,042,372
                                                                                                                 -------------
GENERAL MERCHANDISE STORES: 3.08%
      85,300   BJ'S WHOLESALE CLUB INCORPORATED+                                                                     2,882,287
     121,800   TJX COMPANIES INCORPORATED                                                                            4,629,618
                                                                                                                     7,511,905
                                                                                                                 -------------
HEALTH SERVICES: 7.99%
      61,800   DAVITA INCORPORATED+                                                                                  3,693,168
      65,856   EMERGENCY MEDICAL SERVICES CORPORATION+                                                               3,458,099
      53,900   EXPRESS SCRIPTS INCORPORATED+                                                                         4,520,054
      88,500   LINCARE HOLDINGS INCORPORATED+                                                                        3,258,570
      80,600   MEDNAX INCORPORATED+                                                                                  4,582,916
                                                                                                                    19,512,807
                                                                                                                 -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.30%
     113,036   FOSTER WHEELER AG+                                                                                    3,162,747
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.31%
      67,900   CAMERON INTERNATIONAL CORPORATION+                                                                    2,557,114
     185,233   EMULEX CORPORATION+                                                                                   2,082,019
     101,452   INGERSOLL-RAND PLC                                                                                    3,293,132
      85,300   JOY GLOBAL INCORPORATED                                                                               3,901,622
     120,351   KENNAMETAL INCORPORATED                                                                               2,946,192
      68,000   PARKER HANNIFIN CORPORATION                                                                           3,801,880
     395,500   SEAGATE TECHNOLOGY                                                                                    6,616,715
                                                                                                                    25,198,674
                                                                                                                 -------------
INSURANCE CARRIERS: 0.78%
      52,900   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  1,905,458
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.31%
      50,350   EMDEON INCORPORATED+                                                                                    767,838
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.26%
     100,708   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             3,087,707
                                                                                                                 -------------
OIL & GAS EXTRACTION: 7.19%
     139,000   CONCHO RESOURCES INCORPORATED+                                                                        6,236,930
     166,100   PETROHAWK ENERGY CORPORATION+                                                                         3,709,013
      89,000   PIONEER NATURAL RESOURCES COMPANY                                                                     3,914,220
     148,217   SWIFT ENERGY COMPANY+                                                                                 3,714,318
                                                                                                                    17,574,481
                                                                                                                 -------------
PHARMACEUTICALS: 2.18%
     195,100   AMERISOURCEBERGEN CORPORATION<<                                                                       5,318,426
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) ENTERPRISE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.02%
     206,100   INVESCO LIMITED                                                                                   $   3,977,730
     117,700   T. ROWE PRICE GROUP INCORPORATED                                                                      5,840,274
                                                                                                                     9,818,004
                                                                                                                 -------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.88%
     155,200   AIXTRON AG<<                                                                                          4,600,128
                                                                                                                 -------------
SOFTWARE: 1.99%
     129,200   MCAFEE INCORPORATED+                                                                                  4,870,840
                                                                                                                 -------------
TELECOMMUNICATIONS: 2.54%
     146,364   AMERICAN TOWER CORPORATION CLASS A+                                                                   6,213,152
                                                                                                                 -------------
TRANSPORTATION BY AIR: 2.01%
     402,100   DELTA AIR LINES INCORPORATED+                                                                         4,917,683
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 3.11%
     389,057   DANA HOLDING CORPORATION+                                                                             4,011,178
     155,500   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                  3,581,165
                                                                                                                     7,592,343
                                                                                                                 -------------
TRAVEL & RECREATION: 1.46%
     167,000   EXPEDIA INCORPORATED+                                                                                 3,575,470
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $221,433,351)                                                                            242,354,244
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 7.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.34%                                     YIELD
     845,468   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                        845,468
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.22%
$    374,421   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010         374,405
     147,957   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010         147,957
      90,586   AMSTEL FUNDING CORPORATION(p)++                                            0.60      02/05/2010          90,577
      24,156   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010          24,156
     120,781   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010         120,777
     132,859   ANTALIS US FUNDING CORPORATION(p)++                                        0.19      02/22/2010         132,843
      60,391   ANTALIS US FUNDING CORPORATION(p)++                                        0.19      02/26/2010          60,382
      60,391   ANTALIS US FUNDING CORPORATION(p)++                                        0.20      02/08/2010          60,388
      90,586   ANTALIS US FUNDING CORPORATION(p)++                                        0.20      02/19/2010          90,576
     181,172   AUTOBAHN FUNDING COMPANY LLC(p)++                                          0.22      02/17/2010         181,152
     157,015   AUTOBAHN FUNDING COMPANY LLC(p)++                                          0.23      02/24/2010         156,990
     517,040   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $517,045)                    0.12      02/01/2010         517,040
     217,406   BANK OF IRELAND                                                            0.35      02/01/2010         217,406
     126,820   BANK OF IRELAND                                                            0.50      02/02/2010         126,820
     338,187   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010         338,189
      12,078   BEETHOVEN FUNDING CORPORATION(p)++                                         0.30      02/03/2010          12,078
      48,312   BEETHOVEN FUNDING CORPORATION(p)++                                         0.32      02/02/2010          48,311
     362,343   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010         362,343
     272,446   BRYANT PARK FUNDING LLC(p)++                                               0.16      02/12/2010         272,430
      27,176   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010          27,175
      48,312   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          48,312
      66,430   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          66,430
      31,977   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038          31,977
     338,187   CONCORD MINUTEMEN CAPITAL COMPANY(p)++                                     0.35      02/16/2010         338,131
      96,625   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          96,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) ENTERPRISE FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    338,187   DANSKE BANK A/S COPENHAGEN                                                 0.15%     02/01/2010   $     338,187
     217,406   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         217,406
     338,187   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010         338,187
     126,820   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010         126,820
     181,172   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         181,166
     338,187   DNB NOR BANK ASA                                                           0.13      02/01/2010         338,187
     338,187   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010         338,178
     108,703   ERASMUS CAPITAL CORPORATION(p)++                                           0.20      02/19/2010         108,691
     132,859   ERASMUS CAPITAL CORPORATION(p)++                                           0.22      02/04/2010         132,855
     181,172   FORTIS BANK NV SA                                                          0.17      02/03/2010         181,172
     157,015   FORTIS BANK NV SA                                                          0.19      02/05/2010         157,015
     301,953   GDF SUEZ++                                                                 0.20      02/03/2010         301,946
     448,303   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $448,307)                       0.12      02/01/2010         448,303
     350,265   GRAMPIAN FUNDING LLC(p)++                                                  0.24      02/18/2010         350,222
   2,223,084   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         870,338
     169,094   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         169,094
     122,593   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034         122,593
      19,929   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          19,929
     181,172   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         181,172
      60,391   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029          60,391
      24,156   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          24,156
     307,992   ING USA FUNDING LLC                                                        0.17      02/09/2010         307,977
      36,234   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025          36,234
     338,187   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010         338,187
     374,421   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010         374,422
      49,677   LMA AMERICAS LLC(p)++                                                      0.18      02/11/2010          49,674
     226,163   LMA AMERICAS LLC(p)++                                                      0.18      02/12/2010         226,148
      12,078   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010          12,078
     399,182   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034         399,182
     120,781   MATCHPOINT MASTER TRUST(p)++                                               0.17      02/22/2010         120,768
     217,406   MATCHPOINT MASTER TRUST(p)++                                               0.17      02/26/2010         217,378
      60,391   MONT BLANC CAPITAL CORPORATION(p)++                                        0.19      02/10/2010          60,387
      43,481   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          43,481
     362,343   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010         362,320
      24,156   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          24,156
     283,232   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034         283,232
     210,159   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         210,159
     241,683   NEWPORT FUNDING CORPORATION(p)++                                           0.20      02/16/2010         241,660
     241,562   NIEUW AMSTERDAM RECEIVABLES CORPORATION(p)++                               0.18      02/18/2010         241,539
      70,597   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034          70,597
     241,562   REGENCY MARKETS #1 LLC(p)++                                                0.18      02/16/2010         241,542
      33,215   ROMULUS FUNDING CORPORATION(p)++                                           0.28      02/18/2010          33,210
     232,866   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         232,862
     374,421   SCALDIS CAPITAL LIMITED(p)++                                               0.20      02/04/2010         374,411
     338,187   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010         338,187
      24,156   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          24,157
     314,031   SOLITAIRE FUNDING LLC(p)++                                                 0.21      02/11/2010         314,009
     338,187   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010         338,193
     210,014   TICONDEROGA MASTER FUNDING LIMITED(p)++                                    0.17      02/25/2010         209,988
      48,385   TICONDEROGA MASTER FUNDING LIMITED(p)++                                    0.18      02/19/2010          48,380
     283,558   TULIP FUNDING CORPORATION(p)++                                             0.16      02/10/2010         283,544
     108,703   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032         108,703
     386,500   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010         386,500
     338,187   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037         338,187
      36,234   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040          36,234
   2,800,121   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       1,400,060
     362,343   YORKTOWN CAPITAL LLC(p)++                                                  0.19      02/03/2010         362,333
                                                                                                                    17,639,557
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,219,975)                                                          18,485,025
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED) ENTERPRISE FUND

SHARES         SECURITY NAME                                                         YIELD                           VALUE
------------   ---------------------------------------------------------------   -------------                   -------------
SHORT-TERM INVESTMENTS: 2.34%
MUTUAL FUNDS: 2.34%
   5,717,699   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                  $   5,717,699
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,717,699)                                                                       5,717,699
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $245,371,025)*                                                    109.09%                                  $ 266,556,968
OTHER ASSETS AND LIABILITIES, NET                                        (9.09)                                    (22,203,215)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 244,353,753
                                                                        ======                                   =============

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME PRODUCING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(p)  ASSET-BACKED COMMERCIAL PAPER.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,717,699.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $246,363,230 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $28,333,814
GROSS UNREALIZED DEPRECIATION    (8,140,076)
                                -----------
NET UNREALIZED APPRECIATION     $20,193,738

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                          VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 96.43%
AMUSEMENT & RECREATION SERVICES: 0.29%
      67,300   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                        $   1,730,283
                                                                                                                 -------------
BIOPHARMACEUTICALS: 1.75%
      80,000   CEPHALON INCORPORATED+<<                                                                              5,107,200
      99,700   GENZYME CORPORATION+                                                                                  5,409,722
                                                                                                                    10,516,922
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.75%
     236,300   TUTOR PRINI CORPORATION+                                                                              4,503,878
                                                                                                                 -------------
BUSINESS SERVICES: 6.67%
     395,400   ARBITRON INCORPORATED<<                                                                              10,007,574
     448,000   MONSTER WORLDWIDE INCORPORATED+                                                                       6,984,320
     595,000   NCR CORPORATION+                                                                                      7,122,150
     178,000   RENT-A-CENTER INCORPORATED+                                                                           3,560,000
     860,000   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                 12,306,600
                                                                                                                    39,980,644
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 3.81%
     266,589   FMC CORPORATION                                                                                      13,580,044
     561,400   OLIN CORPORATION                                                                                      9,263,100
                                                                                                                    22,843,144
                                                                                                                 -------------
COMMUNICATIONS: 2.38%
     710,200   IAC INTERACTIVECORP+                                                                                 14,260,816
                                                                                                                 -------------
COMMUNICATIONS EQUIPMENT: 0.44%
      91,000   GENERAL CABLE CORPORATION+                                                                            2,648,100
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 11.60%
     509,442   ASSOCIATED BANC-CORP<<                                                                                6,480,102
     131,775   COMMERCE BANCSHARES INCORPORATED                                                                      5,215,655
     815,500   CVB FINANCIAL CORPORATION<<                                                                           7,812,490
     108,600   EAST WEST BANCORP INCORPORATED<<                                                                      1,784,298
     250,000   GLACIER BANCORP INCORPORATED                                                                          3,585,000
     429,440   HUDSON CITY BANCORP INCORPORATED                                                                      5,698,669
     640,600   KEYCORP                                                                                               4,599,508
     850,000   MARSHALL & ILSLEY CORPORATION                                                                         5,873,500
     675,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                            10,145,250
     130,000   NORTHERN TRUST CORPORATION                                                                            6,567,600
     227,400   UMB FINANCIAL CORPORATION                                                                             8,984,574
     153,050   WASHINGTON FEDERAL INCORPORATED                                                                       2,854,383
                                                                                                                    69,601,029
                                                                                                                 -------------
EATING & DRINKING PLACES: 0.79%
   1,022,000  WENDY'S ARBY'S GROUP INCORPORATED                                                                      4,711,420
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 6.82%
     210,000   AMEREN CORPORATION                                                                                    5,365,500
     400,000   AQUA AMERICA INCORPORATED<<                                                                           6,636,000
     467,318   NISOURCE INCORPORATED                                                                                 6,659,282
      68,000   PROGRESS ENERGY INCORPORATED                                                                          2,649,960
      52,463   REPUBLIC SERVICES INCORPORATED                                                                        1,405,484
     405,000   WASTE MANAGEMENT INCORPORATED<<                                                                      12,980,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     250,000   XCEL ENERGY INCORPORATED                                                                          $   5,195,000
                                                                                                                    40,891,476
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.17%
     447,000   ATMI INCORPORATED+                                                                                    7,500,660
     602,100   COMVERSE TECHNOLOGY INCORPORATED+                                                                     5,725,971
     895,200   MOLEX INCORPORATED CLASS A                                                                           15,782,376
      68,305   SPECTRUM BRANDS INCORPORATED+                                                                         1,980,845
                                                                                                                    30,989,852
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.90%
     231,000   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                       5,396,160
                                                                                                                 -------------
FINANCIAL: 0.05%
       1,940   FIRST CITIZENS BANCSHARES INCORPORATED                                                                  325,357
                                                                                                                 -------------
FOOD: 3.15%
     708,500   CONAGRA FOODS INCORPORATED                                                                           16,111,290
     100,400   SYSCO CORPORATION                                                                                     2,810,196
                                                                                                                    18,921,486
                                                                                                                 -------------
FOOD STORES: 1.11%
     310,400   KROGER COMPANY                                                                                        6,651,872
                                                                                                                 -------------
FORESTRY: 2.22%
     334,000   WEYERHAEUSER COMPANY<<+                                                                              13,326,600
                                                                                                                 -------------
HEALTH CARE: 2.63%
     312,000   HOSPIRA INCORPORATED+                                                                                15,799,680
                                                                                                                 -------------
HEALTH SERVICES: 2.96%
     214,700   HUMANA INCORPORATED+                                                                                 10,438,714
     236,637   LHC GROUP INCORPORATED+<<                                                                             7,286,053
                                                                                                                    17,724,767
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 3.12%
     921,311   EXTERRAN HOLDINGS INCORPORATED+<<                                                                    18,684,187
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.59%
     250,000   ACTUANT CORPORATION CLASS A                                                                           4,192,500
     797,100   INTERMEC INCORPORATED+                                                                               10,577,517
     380,000   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                 9,800,200
     311,150   MODINE MANUFACTURING COMPANY                                                                          2,959,037
                                                                                                                    27,529,254
                                                                                                                 -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
     185,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               3,988,600
                                                                                                                 -------------
INSURANCE CARRIERS: 6.00%
      92,000   ARCH CAPITAL GROUP LIMITED+                                                                           6,581,680
     210,000   ASSURANT INCORPORATED                                                                                 6,600,300
     283,000   BROWN & BROWN INCORPORATED<<                                                                          4,980,800
     167,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                            2,154,300
     561,000   STEWART INFORMATION SERVICES CORPORATION<<                                                            5,755,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
INSURANCE CARRIERS (continued)
     375,000   VALIDUS HOLDINGS LIMITED                                                                          $   9,937,500
                                                                                                                    36,010,440
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.42%
     422,600   PERKINELMER INCORPORATED                                                                              8,511,164
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.62%
     105,000   TYCO INTERNATIONAL LIMITED                                                                            3,720,150
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 4.10%
      94,300   GAMESTOP CORPORATION CLASS A+<<                                                                       1,864,311
   1,466,500   OFFICE DEPOT INCORPORATED+                                                                            8,329,720
     400,000   WALGREEN COMPANY                                                                                     14,420,000
                                                                                                                    24,614,031
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.34%
     178,800   FEDEX CORPORATION                                                                                    14,008,980
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.03%
   3,767,991   CAPITALSOURCE INCORPORATED                                                                           18,048,677
     328,450   DISCOVER FINANCIAL SERVICES                                                                           4,493,196
     472,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                7,635,474
                                                                                                                    30,177,347
                                                                                                                 -------------
OIL & GAS EXTRACTION: 3.06%
      88,100   CIMAREX ENERGY COMPANY                                                                                4,335,401
     112,000   COMSTOCK RESOURCES INCORPORATED+                                                                      4,366,880
     111,100   ENSCO INTERNATIONAL PLC ADR                                                                           4,336,233
     185,100   PATTERSON-UTI ENERGY INCORPORATED                                                                     2,843,136
      37,000   WHITING PETROLEUM CORPORATION+                                                                        2,462,720
                                                                                                                    18,444,370
                                                                                                                 -------------
OIL FIELD EQUIPMENT & SERVICES: 0.82%
     120,000   NATIONAL OILWELL VARCO INCORPORATED                                                                   4,908,000
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS: 2.04%
     130,000   CLEARWATER PAPER CORPORATION+                                                                         6,360,900
     257,500   INTERNATIONAL PAPER COMPANY                                                                           5,899,325
                                                                                                                    12,260,225
                                                                                                                 -------------
PERSONAL SERVICES: 1.40%
     205,000   REGIS CORPORATION                                                                                     3,265,650
     177,000   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                            5,108,220
                                                                                                                     8,373,870
                                                                                                                 -------------
PRIMARY METAL INDUSTRIES: 0.92%
     135,000   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   5,514,750
                                                                                                                 -------------
REAL ESTATE: 0.77%
     247,196   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                              4,590,430
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.07%
     322,700   SEALED AIR CORPORATION                                                                            $   6,402,368
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.00%
     234,000   ALLIANCE BERNSTEIN HOLDING LP                                                                         6,023,160
                                                                                                                 -------------
SOFTWARE: 2.03%
     747,500   ELECTRONIC ARTS INCORPORATED+<<                                                                      12,169,300
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 1.63%
     123,000   ITT CORPORATION                                                                                       5,942,130
     246,500   TRINITY INDUSTRIES INCORPORATED                                                                       3,855,260
                                                                                                                     9,797,390
                                                                                                                 -------------
WHOLESALE TRADE-DURABLE GOODS: 0.32%
      76,900   OMNICARE INCORPORATED                                                                                 1,922,498
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $570,840,851)                                                                            578,374,000
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 10.88%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.55%                                     YIELD
   3,296,130   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.13%                      3,296,130
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.33%
$  1,459,715   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010       1,459,649
     576,823   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010         576,823
     353,157   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010         353,121
      94,175   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010          94,173
     470,876   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010         470,860
     517,963   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010         517,900
     235,438   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010         235,404
     235,438   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010         235,426
     353,157   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010         353,118
     706,314   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010         706,236
     612,138   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010         612,041
   2,015,725   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,015,745)                  0.12      02/01/2010       2,015,725
     847,576   BANK OF IRELAND                                                            0.35      02/01/2010         847,576
     494,420   BANK OF IRELAND                                                            0.50      02/02/2010         494,420
   1,318,452   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010       1,318,461
      47,088   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010          47,086
     188,350   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010         188,345
   1,412,627   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010       1,412,626
   1,062,154   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010       1,062,093
     105,947   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010         105,944
     188,350   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027         188,350
     258,982   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028         258,982
     124,664   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038         124,664
   1,318,452   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010       1,318,234
     376,701   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030         376,701
   1,318,452   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010       1,318,452
     847,576   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         847,576
   1,318,452   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010       1,318,452
     494,420   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010         494,420
     706,314   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         706,293
   1,318,452   DNB NOR BANK ASA                                                           0.13      02/01/2010       1,318,452
   1,318,452   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010       1,318,417
     423,788   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010         423,741
     517,963   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010         517,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    706,314   FORTIS BANK NV SA                                                          0.17%     02/03/2010   $     706,314
     612,138   FORTIS BANK NV SA                                                          0.19      02/05/2010         612,138
   1,177,189   GDF SUEZ++                                                                 0.20      02/03/2010       1,177,163
   1,747,749   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,747,766)                  0.12      02/01/2010       1,747,749
   1,365,540   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010       1,365,370
   2,030,167   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010         794,810
     659,226   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         659,226
     477,939   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034         477,939
      77,695   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          77,695
     706,314   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         706,314
     235,438   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029         235,438
      94,175   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          94,175
   1,200,733   ING USA FUNDING LLC                                                        0.17      02/09/2010       1,200,676
     141,263   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025         141,263
   1,318,452   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010       1,318,452
   1,459,715   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010       1,459,719
     193,671   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010         193,660
     881,715   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010         881,658
      47,088   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010          47,087
   1,556,244   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034       1,556,244
     470,876   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010         470,825
     847,576   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010         847,468
     235,438   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010         235,424
     169,515   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036         169,515
   1,412,627   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010       1,412,537
      94,175   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          94,175
   1,104,204   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034       1,104,204
     819,324   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         819,324
     942,222   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010         942,133
     941,751   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010         941,662
     275,227   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034         275,227
     941,751   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010         941,671
     129,491   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010         129,472
     907,848   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         907,831
   1,459,715   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010       1,459,674
   1,318,452   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010       1,318,452
      94,175   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          94,176
   1,224,277   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010       1,224,191
   1,318,452   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010       1,318,474
     818,759   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010         818,658
     188,633   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010         188,614
   1,105,475   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010       1,105,421
     423,788   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032         423,788
   1,506,802   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010       1,506,802
   1,318,452   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037       1,318,452
     141,263   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040         141,263
   2,557,128   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       1,278,564
   1,412,627   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010       1,412,600
                                                                                                                    61,991,395
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $64,045,476)                                                          65,287,525
                                                                                                                 -------------

SHARES                                                                               YIELD
------------                                                                     -------------
SHORT-TERM INVESTMENTS: 2.84%
MUTUAL FUNDS: 2.84%
      16,989,826  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                         0.11%                     16,989,826
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,989,826)                                                                     16,989,826
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

MID CAP DISCIPLINED FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $652,876,153)*                                                 110.15%                                  $ 660,651,351
OTHER ASSETS AND LIABILITIES, NET                                       (10.15)                                    (60,854,116)
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 599,797,235
                                                                        ------                                   -------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME PRODUCING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,989,826.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $657,465,252 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 52,162,208
GROSS UNREALIZED DEPRECIATION    (48,976,109)
                                ------------
NET UNREALIZED APPRECIATION     $  3,186,099

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 93.53%
ADVERTISING AGENCY: 1.24%
     426,000   OMNICOM GROUP INCORPORATED                                                                        $  15,037,800
                                                                                                                 -------------
AMUSEMENT & RECREATION SERVICES: 1.14%
     758,000   INTERNATIONAL GAME TECHNOLOGY<<                                                                      13,901,720
                                                                                                                 -------------
APPAREL & ACCESSORY STORES: 3.56%
     283,000   KOHL'S CORPORATION+                                                                                  14,254,710
     436,217   NORDSTROM INCORPORATED<<                                                                             15,066,935
     441,000   URBAN OUTFITTERS INCORPORATED+                                                                       13,922,370
                                                                                                                    43,244,015
                                                                                                                 -------------
BIOPHARMACEUTICALS: 2.91%
     293,539   CEPHALON INCORPORATED<<+                                                                             18,739,530
     484,619   OSI PHARMACEUTICALS INCORPORATED+                                                                    16,583,662
                                                                                                                    35,323,192
                                                                                                                 -------------
BUSINESS SERVICES: 3.73%
     545,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                  13,461,500
     300,247   MANPOWER INCORPORATED                                                                                15,549,792
   1,369,000   NCR CORPORATION+                                                                                     16,386,930
                                                                                                                    45,398,222
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 2.67%
     260,000   CLOROX COMPANY                                                                                       15,384,200
     226,000   PRAXAIR INCORPORATED                                                                                 17,022,320
                                                                                                                    32,406,520
                                                                                                                 -------------
COAL MINING: 0.44%
     127,000   PEABODY ENERGY CORPORATION                                                                            5,349,240
                                                                                                                 -------------
COMMUNICATIONS: 6.12%
     258,000   AMERICAN TOWER CORPORATION CLASS A+                                                                  10,952,100
     656,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                               16,819,840
   1,140,000   COMCAST CORPORATION CLASS A                                                                          17,259,600
      43,195   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                 1,096,289
   1,275,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                      13,234,500
     353,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                            15,073,100
                                                                                                                    74,435,429
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 3.75%
     570,000   BANK OF NEW YORK MELLON CORPORATION                                                                  16,581,300
     590,850   BB&T CORPORATION<<                                                                                   16,466,990
     254,000   CITY NATIONAL CORPORATION<<                                                                          12,545,060
                                                                                                                    45,593,350
                                                                                                                 -------------
EATING & DRINKING PLACES: 1.38%
     453,900   DARDEN RESTAURANTS INCORPORATED<<                                                                    16,776,144
                                                                                                                 -------------
EDUCATIONAL SERVICES: 1.54%
     309,500   APOLLO GROUP INCORPORATED CLASS A<<+                                                                 18,752,605
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.32%
     600,900   REPUBLIC SERVICES INCORPORATED                                                                    $  16,098,111
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.83%
     505,000   ALTERA CORPORATION                                                                                   10,766,600
     342,000   AMETEK INCORPORATED                                                                                  12,462,480
     333,000   AMPHENOL CORPORATION CLASS A                                                                         13,266,720
   1,027,000   MICROSEMI CORPORATION+                                                                               15,343,380
     495,000   NETAPP INCORPORATED<<+                                                                               14,419,350
   1,963,000   ON SEMICONDUCTOR CORPORATION+                                                                        14,153,230
     631,000   POLYCOM INCORPORATED<<+                                                                              14,153,330
     278,000   ROCKWELL COLLINS INCORPORATED                                                                        14,786,820
     432,000   XILINX INCORPORATED                                                                                  10,186,560
                                                                                                                   119,538,470
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.24%
     268,000   ACCENTURE PLC                                                                                        10,985,320
     429,000   JACOBS ENGINEERING GROUP INCORPORATED+                                                               16,211,910
                                                                                                                    27,197,230
                                                                                                                 -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.43%
     625,000   CROWN HOLDINGS INCORPORATED+                                                                         14,881,250
     336,000   ILLINOIS TOOL WORKS INCORPORATED                                                                     14,646,240
                                                                                                                    29,527,490
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS: 1.32%
     225,000   GENERAL MILLS INCORPORATED<<                                                                         16,044,750
                                                                                                                 -------------
FOOD STORES: 1.18%
     668,000   KROGER COMPANY                                                                                       14,315,240
                                                                                                                 -------------
FURNITURE & FIXTURES: 0.37%
     330,000   MASCO CORPORATION<<                                                                                   4,474,800
                                                                                                                 -------------
GENERAL MERCHANDISE STORES: 1.32%
     313,000   TARGET CORPORATION                                                                                   16,047,510
                                                                                                                 -------------
HEALTH SERVICES: 0.89%
   1,626,045   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                  10,796,939
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.67%
     255,000   EQUITY RESIDENTIAL                                                                                    8,172,750
                                                                                                                 -------------
HOME APPLIANCES: 0.29%
      47,630   WHIRLPOOL CORPORATION                                                                                 3,580,823
                                                                                                                 -------------
HOUSEHOLD PRODUCTS , WARE: 1.45%
     292,000   CHURCH & DWIGHT COMPANY INCORPORATED                                                                 17,604,680
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.78%
     321,000   DOVER CORPORATION                                                                                    13,764,480
     347,000   NATIONAL OILWELL VARCO INCORPORATED                                                                  14,192,300
     523,000   PALL CORPORATION                                                                                     18,027,810
                                                                                                                    45,984,590
                                                                                                                 -------------
INSURANCE CARRIERS: 4.96%
     368,000   ACE LIMITED                                                                                          18,131,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
INSURANCE CARRIERS (continued)
     431,000   HCC INSURANCE HOLDINGS INCORPORATED                                                               $  11,680,100
     222,000   PARTNERRE LIMITED                                                                                    16,558,980
     257,906   RENAISSANCERE HOLDINGS LIMITED                                                                       13,973,347
                                                                                                                    60,343,787
                                                                                                                 -------------
INTERNET SOFTWARE: 1.28%
     921,000   SYMANTEC CORPORATION<<+                                                                              15,610,950
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.40%
   1,566,000   BOSTON SCIENTIFIC CORPORATION+                                                                       13,514,580
     180,000   C.R. BARD INCORPORATED                                                                               14,920,200
     320,000   COVIDIEN LIMITED                                                                                     16,179,200
     304,000   RESMED INCORPORATED<<+                                                                               15,546,560
     249,000   ROCKWELL AUTOMATION INCORPORATED<<                                                                   12,011,760
     310,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                               14,306,500
     275,000   WATERS CORPORATION<<+                                                                                15,669,500
                                                                                                                   102,148,300
                                                                                                                 -------------
MEDICAL PRODUCTS: 1.22%
     262,800   ZIMMER HOLDINGS INCORPORATED+                                                                        14,800,896
                                                                                                                 -------------
METAL MINING: 1.08%
     128,000   AGNICO-EAGLE MINES LIMITED                                                                            6,485,760
     409,000   KINROSS GOLD CORPORATION                                                                              6,650,340
                                                                                                                    13,136,100
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 2.38%
     415,000   CVS CAREMARK CORPORATION                                                                             13,433,563
     658,000   STAPLES INCORPORATED                                                                                 15,436,680
                                                                                                                    28,870,243
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.01%
     402,082   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                          12,327,834
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.65%
      59,800   MASTERCARD INCORPORATED CLASS A<<                                                                    14,944,020
   1,069,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                               17,285,730
                                                                                                                    32,229,750
                                                                                                                 -------------
OIL & GAS EXTRACTION: 5.83%
     157,000   APACHE CORPORATION                                                                                   15,506,890
     237,000   TRANSOCEAN LIMITED+                                                                                  20,083,380
   1,119,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                   17,545,920
     398,000   XTO ENERGY INCORPORATED                                                                              17,738,860
                                                                                                                    70,875,050
                                                                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.67%
     767,487   HOST HOTELS & RESORTS INCORPORATED<<                                                                  8,135,362
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.23%
     755,000   SEALED AIR CORPORATION                                                                               14,979,200
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
     642,000   INVESCO LIMITED                                                                                      12,390,600
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
SOFTWARE: 2.08%
     879,000   ELECTRONIC ARTS INCORPORATED+                                                                     $  14,310,120
     401,000   RED HAT INCORPORATED+                                                                                10,915,220
                                                                                                                    25,225,340
                                                                                                                 -------------
TECHNOLOGY: 1.30%
   5,088,000   ARM HOLDINGS PLC                                                                                     15,802,758
                                                                                                                 -------------
TEXTILE MILL PRODUCTS: 0.38%
     112,129   MOHAWK INDUSTRIES INCORPORATED<<+                                                                     4,643,262
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 1.34%
     584,000   JOHNSON CONTROLS INCORPORATED                                                                        16,252,720
                                                                                                                 -------------
TRAVEL & RECREATION: 1.13%
     412,000   CARNIVAL CORPORATION                                                                                 13,731,947
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $948,824,157)                                                                          1,137,105,719
                                                                                                                 -------------
INVESTMENT COMPANIES: 3.19%
STOCKS FUNDS: 3.19%
     548,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                                  16,155,040
     278,066   VANGUARD REIT ETF<<                                                                                  11,753,850
     174,500   VANGUARD UTILITIES ETF                                                                               10,862,625
TOTAL INVESTMENT COMPANIES (COST $35,760,592)                                                                       38,771,515
                                                                                                                 -------------
COLLATERAL FOR SECURITIES LENDING: 18.79%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.95%                                     YIELD
  11,598,741   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                               0.13%                         11,598,741
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------   ---------------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.84%
$  5,136,585   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010       5,136,354
   2,029,780   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010       2,029,780
   1,242,722   AMSTEL FUNDING CORPORATION++(p)                                            0.60      02/05/2010       1,242,598
     331,393   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010         331,384
   1,656,963   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010       1,656,908
   1,822,659   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/22/2010       1,822,438
     828,481   ANTALIS US FUNDING CORPORATION++(p)                                        0.19      02/26/2010         828,363
     828,481   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/08/2010         828,440
   1,242,722   ANTALIS US FUNDING CORPORATION++(p)                                        0.20      02/19/2010       1,242,584
   2,485,444   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.22      02/17/2010       2,485,171
   2,154,052   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.23      02/24/2010       2,153,708
   7,093,127   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,093,198)                     0.12      02/01/2010       7,093,127
   2,982,533   BANK OF IRELAND                                                            0.35      02/01/2010       2,982,533
   1,739,811   BANK OF IRELAND                                                            0.50      02/02/2010       1,739,811
   4,639,496   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010       4,639,529
     165,696   BEETHOVEN FUNDING CORPORATION++(p)                                         0.30      02/03/2010         165,691
     662,785   BEETHOVEN FUNDING CORPORATION++(p)                                         0.32      02/02/2010         662,768
   4,970,889   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010       4,970,886
   3,737,611   BRYANT PARK FUNDING LLC++(p)                                               0.16      02/12/2010       3,737,395
     372,817   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010         372,806
     662,785   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027         662,785
     911,330   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028         911,330
     438,681   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038         438,681
   4,639,496   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                     0.35      02/16/2010       4,638,730
   1,325,570   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030       1,325,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  4,639,496   DANSKE BANK A/S COPENHAGEN                                                 0.15%     02/01/2010   $   4,639,496
   2,982,533   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037       2,982,533
   4,639,496   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010       4,639,496
   1,739,811   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010       1,739,811
   2,485,444   DEXIA DELAWARE LLC                                                         0.21      02/04/2010       2,485,372
   4,639,496   DNB NOR BANK ASA                                                           0.13      02/01/2010       4,639,496
   4,639,496   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010       4,639,374
   1,491,267   ERASMUS CAPITAL CORPORATION++(p)                                           0.20      02/19/2010       1,491,101
   1,822,659   ERASMUS CAPITAL CORPORATION++(p)                                           0.22      02/04/2010       1,822,604
   2,485,444   FORTIS BANK NV SA                                                          0.17      02/03/2010       2,485,444
   2,154,052   FORTIS BANK NV SA                                                          0.19      02/05/2010       2,154,052
   4,142,407   GDF SUEZ++                                                                 0.20      02/03/2010       4,142,315
   6,150,149   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,150,211)                     0.12      02/01/2010       6,150,149
   4,805,193   GRAMPIAN FUNDING LLC++(p)                                                  0.24      02/18/2010       4,804,597
   5,939,286   GRYPHON FUNDING LIMITED(a)(i)                                              0.00      08/05/2010       2,325,230
   2,319,748   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023       2,319,748
   1,681,817   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034       1,681,817
     273,399   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042         273,399
   2,485,444   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034       2,485,444
     828,481   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029         828,481
     331,393   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018         331,393
   4,225,256   ING USA FUNDING LLC                                                        0.17      02/09/2010       4,225,056
     497,089   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025         497,089
   4,639,496   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010       4,639,496
   5,136,585   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010       5,136,599
     681,509   LMA AMERICAS LLC++(p)                                                      0.18      02/11/2010         681,468
   3,102,663   LMA AMERICAS LLC++(p)                                                      0.18      02/12/2010       3,102,462
     165,696   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010         165,694
   5,476,263   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034       5,476,263
   1,656,963   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/22/2010       1,656,783
   2,982,533   MATCHPOINT MASTER TRUST++(p)                                               0.17      02/26/2010       2,982,153
     828,481   MONT BLANC CAPITAL CORPORATION++(p)                                        0.19      02/10/2010         828,433
     596,507   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036         596,507
   4,970,889   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010       4,970,570
     331,393   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018         331,393
   3,885,578   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034       3,885,578
   2,883,116   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040       2,883,116
   3,315,583   NEWPORT FUNDING CORPORATION++(p)                                           0.20      02/16/2010       3,315,270
   3,313,926   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.18      02/18/2010       3,313,611
     968,495   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034         968,495
   3,313,926   REGENCY MARKETS #1 LLC++(p)                                                0.18      02/16/2010       3,313,644
     455,665   ROMULUS FUNDING CORPORATION++(p)                                           0.28      02/18/2010         455,597
   3,194,625   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010       3,194,564
   5,136,585   SCALDIS CAPITAL LIMITED++(p)                                               0.20      02/04/2010       5,136,443
   4,639,496   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010       4,639,496
     331,393   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010         331,397
   4,308,104   SOLITAIRE FUNDING LLC++(p)                                                 0.21      02/11/2010       4,307,802
   4,639,496   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010       4,639,574
   2,881,127   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.17      02/25/2010       2,880,773
     663,779   TICONDEROGA MASTER FUNDING LIMITED++(p)                                    0.18      02/19/2010         663,713
   3,890,052   TULIP FUNDING CORPORATION++(p)                                             0.16      02/10/2010       3,889,862
   1,491,267   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032       1,491,267
   5,302,282   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010       5,302,282
   4,639,496   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037       4,639,496
     497,089   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040         497,089
   7,480,920   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010       3,740,460
   4,970,889   YORKTOWN CAPITAL LLC++(p)                                                  0.19      02/03/2010       4,970,787
                                                                                                                   216,911,004
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $227,801,628)                                                        228,509,745
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

SHARES         SECURITY NAME                                                         YIELD                           VALUE
------------   ---------------------------------------------------------------   -------------   -------------   --------------
SHORT-TERM INVESTMENTS: 2.46%
MUTUAL FUNDS: 2.46%
  29,887,402   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                      29,887,402
                                                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $29,887,402)                                                                      29,887,402
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,242,273,779)*                                                  117.97%                                  $1,434,274,381
OTHER ASSETS AND LIABILITIES, NET                                       (17.97)                                    (218,441,378)
                                                                        ------                                   --------------
TOTAL NET ASSETS                                                        100.00%                                  $1,215,833,003
                                                                        ======                                   ==============

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME PRODUCING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,887,402.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,271,639,307 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $244,459,360
GROSS UNREALIZED DEPRECIATION    (81,824,287)
                                ------------
NET UNREALIZED APPRECIATION     $162,635,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 97.73%
AMUSEMENT & RECREATION SERVICES: 0.31%
      31,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                        $     797,010
                                                                                                                 -------------
APPAREL & ACCESSORY STORES: 1.02%
     255,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                         2,611,197
                                                                                                                 -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.79%
     417,766   LIZ CLAIBORNE INCORPORATED+                                                                           2,034,520
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.27%
      84,119   MIDAS INCORPORATED+                                                                                     693,982
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.17%
      30,000   AVATAR HOLDINGS INCORPORATED+                                                                           508,200
     131,000   TUTOR PRINI CORPORATION+                                                                              2,496,860
                                                                                                                     3,005,060
                                                                                                                 -------------
BUSINESS SERVICES: 7.73%
     187,600   ARBITRON INCORPORATED<<                                                                               4,748,156
     771,288   ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                               4,488,896
     358,700   CONVERGYS CORPORATION+                                                                                3,838,090
     114,500   FAIR ISAAC CORPORATION                                                                                2,510,985
     270,100   MONSTER WORLDWIDE INCORPORATED+                                                                       4,210,859
                                                                                                                    19,796,986
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 2.94%
     370,700   FERRO CORPORATION                                                                                     2,876,632
     281,451   OLIN CORPORATION                                                                                      4,643,942
                                                                                                                     7,520,574
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 13.13%
     216,233   ASSOCIATED BANC-CORP                                                                                  2,750,484
     156,000   BROOKLINE BANCORP INCORPORATED                                                                        1,561,560
      72,400   COLUMBIA BANKING SYSTEM INCORPORATED                                                                  1,374,876
     123,400   EAST WEST BANCORP INCORPORATED                                                                        2,027,462
     119,300   FIRST BUSEY CORPORATION<<                                                                               423,515
     124,300   FIRST MIDWEST BANCORP INCORPORATED                                                                    1,637,031
     315,000   GLACIER BANCORP INCORPORATED                                                                          4,517,100
      48,000   HANCOCK HOLDING COMPANY<<                                                                             1,965,120
     138,000   HUDSON CITY BANCORP INCORPORATED                                                                      1,831,260
      26,300   IBERIABANK CORPORATION                                                                                1,405,472
     317,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                             4,764,510
     204,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                   2,374,560
      97,900   UMB FINANCIAL CORPORATION                                                                             3,868,029
     167,850   WASHINGTON FEDERAL INCORPORATED                                                                       3,130,403
                                                                                                                    33,631,382
                                                                                                                 -------------
EATING & DRINKING PLACES: 0.59%
      67,500   RUBY TUESDAY INCORPORATED+                                                                              466,425
     225,000   WENDY'S ARBY'S GROUP INCORPORATED                                                                     1,037,250
                                                                                                                     1,503,675
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 7.17%
     118,837   ALLETE INCORPORATED                                                                                   3,719,598
     139,800   CLEAN HARBORS INCORPORATED+                                                                           8,004,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     252,233   EL PASO ELECTRIC COMPANY+                                                                         $   4,855,485
      31,900   NICOR INCORPORATED                                                                                    1,292,588
      15,400   WGL HOLDINGS INCORPORATED                                                                               488,642
                                                                                                                    18,361,261
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.53%
     225,000   ADAPTEC INCORPORATED+                                                                                   684,000
     510,534   ATMI INCORPORATED+                                                                                    8,566,761
      98,300   IMATION CORPORATION                                                                                     878,802
     145,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                2,534,600
     413,000   MOLEX INCORPORATED CLASS A                                                                            7,281,190
      62,000   SPECTRUM BRANDS INCORPORATED+                                                                         1,798,000
     595,474   TECHNITROL INCORPORATED                                                                               2,667,724
                                                                                                                    24,411,077
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.05%
     301,076   CRA INTERNATIONAL INCORPORATED+                                                                       7,812,922
                                                                                                                 -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.02%
      162,000  QUANEX BUILDING PRODUCTS CORPORATION                                                                  2,604,960
                                                                                                                 -------------
FOOD & KINDRED PRODUCTS: 0.58%
      43,000   AMERICAN ITALIAN PASTA COMPANY CLASS A+<<                                                             1,473,180
                                                                                                                 -------------
FOOD STORES: 1.84%
     466,000   WINN-DIXIE STORES INCORPORATED+                                                                       4,720,580
                                                                                                                 -------------
FURNITURE & FIXTURES: 0.29%
     142,600   FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                            735,816
                                                                                                                 -------------
HEALTH SERVICES: 2.63%
   2,177,700   HOOPER HOLMES INCORPORATED+                                                                           2,003,484
      26,600   HUMANA INCORPORATED+                                                                                  1,293,292
     111,380   LHC GROUP INCORPORATED+                                                                               3,429,390
                                                                                                                     6,726,166
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 4.11%
     393,684   EXTERRAN HOLDINGS INCORPORATED+<<                                                                     7,983,912
     225,000   HILLTOP HOLDINGS INCORPORATED+                                                                        2,547,000
                                                                                                                    10,530,912
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.72%
     105,000   ACTUANT CORPORATION CLASS A                                                                           1,760,850
     580,000   INTERMEC INCORPORATED+                                                                                7,696,600
     118,800   KENNAMETAL INCORPORATED                                                                               2,908,224
     155,000   LEXMARK INTERNATIONAL INCORPORATED+                                                                   3,997,450
     212,230   MODINE MANUFACTURING COMPANY                                                                          2,018,307
   1,544,000   QUANTUM CORPORATION+                                                                                  3,952,640
                                                                                                                    22,334,071
                                                                                                                 -------------
INSURANCE CARRIERS: 2.99%
     249,981   BROWN & BROWN INCORPORATED                                                                            4,399,666
     316,787   STEWART INFORMATION SERVICES CORPORATION                                                              3,250,235
                                                                                                                     7,649,901
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
LEGAL SERVICES: 1.05%
      64,300   RAYONIER INCORPORATED                                                                             $   2,696,742
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.47%
     257,000   HERLEY INDUSTRIES INCORPORATED+                                                                       3,145,680
      36,700   MILLIPORE CORPORATION+                                                                                2,531,199
     333,500   NEWPORT CORPORATION+                                                                                  2,838,085
     280,000   PERKINELMER INCORPORATED                                                                              5,639,200
      89,500   WATERS CORPORATION+                                                                                   5,099,710
      88,000   ZOLL MEDICAL CORPORATION+                                                                             2,449,920
                                                                                                                    21,703,794
                                                                                                                 -------------
METAL MINING: 0.77%
   1,207,000   GREAT BASIN GOLD LIMITED+<<                                                                           1,979,480
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.90%
      20,421   ACCO BRANDS CORPORATION+                                                                                157,242
      85,022   BLYTH INCORPORATED                                                                                    2,388,268
     700,925   LEAPFROG ENTERPRISES INCORPORATED+                                                                    2,320,062
                                                                                                                     4,865,572
                                                                                                                 -------------
MISCELLANEOUS RETAIL: 1.77%
      40,100   GAMESTOP CORPORATION CLASS A+                                                                           792,777
     660,000   OFFICE DEPOT INCORPORATED+                                                                            3,748,800
                                                                                                                     4,541,577
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.73%
      82,800   ARKANSAS BEST CORPORATION<<                                                                           1,866,312
                                                                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.86%
    1,529,100  CAPITALSOURCE INCORPORATED                                                                            7,324,389
                                                                                                                 -------------
NURSING HOME: 0.14%
      13,678   ASSISTED LIVING CONCEPTS INCORPORATED+                                                                  353,303
                                                                                                                 -------------
OIL & GAS EXPLORATION: 0.24%
     161,000   CRIMSON EXPLORATION INCORPORATED+                                                                       606,970
                                                                                                                 -------------
OIL & GAS EXTRACTION: 1.43%
     115,600   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                            1,448,468
     138,600   STONE ENERGY CORPORATION+                                                                             2,209,284
                                                                                                                     3,657,752
                                                                                                                 -------------
OIL & GAS-EQUIPMENT & SERVICES: 0.31%
     112,000   CAL DIVE INTERNATIONAL INCORPORATED+                                                                    788,480
                                                                                                                 -------------
PAPER & ALLIED PRODUCTS: 0.88%
      46,100   CLEARWATER PAPER CORPORATION+                                                                         2,255,673
                                                                                                                 -------------
PERSONAL SERVICES: 0.55%
      88,000   REGIS CORPORATION                                                                                     1,401,840
                                                                                                                 -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.02%
      84,600   WD-40 COMPANY                                                                                         2,603,142
                                                                                                                 -------------
PHARMACEUTICALS: 0.55%
      86,000   PHARMERICA CORPORATION+                                                                               1,400,080
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
REAL ESTATE: 1.20%
     165,700   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                          $   3,077,049
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.05%
     135,400   SEALED AIR CORPORATION                                                                                2,686,336
                                                                                                                 -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.95%
      94,800  ALLIANCE BERNSTEIN HOLDING LP                                                                          2,440,152
                                                                                                                 -------------
SOFTWARE: 1.98%
     312,000  ELECTRONIC ARTS INCORPORATED+                                                                          5,079,360
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $272,329,839)                                                                            250,283,235
                                                                                                                 -------------

COLLATERAL FOR SECURITIES LENDING: 5.07%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.24%                                      YIELD
     619,283  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                    0.13%                        619,283
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.83%
$    274,254   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.18%     02/08/2010         274,241
     108,374   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              0.25      02/03/2010         108,374
      66,352   AMSTEL FUNDING CORPORATION(p)++                                            0.60      02/05/2010          66,345
      17,694   ANGLO IRISH BANK CORPORATION++                                             0.24      02/03/2010          17,693
      88,469   ANGLO IRISH BANK CORPORATION++                                             0.24      02/04/2010          88,466
      97,316   ANTALIS US FUNDING CORPORATION(p)++                                        0.19      02/22/2010          97,304
      44,234   ANTALIS US FUNDING CORPORATION(p)++                                        0.19      02/26/2010          44,228
      44,234   ANTALIS US FUNDING CORPORATION(p)++                                        0.20      02/08/2010          44,232
      66,352   ANTALIS US FUNDING CORPORATION(p)++                                        0.20      02/19/2010          66,344
     132,703   AUTOBAHN FUNDING COMPANY LLC(p)++                                          0.22      02/17/2010         132,689
     115,010   AUTOBAHN FUNDING COMPANY LLC(p)++                                          0.23      02/24/2010         114,991
     378,718   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $378,722)                       0.12      02/01/2010         378,718
     159,244   BANK OF IRELAND                                                            0.35      02/01/2010         159,244
      92,892   BANK OF IRELAND                                                            0.50      02/02/2010          92,892
     247,713   BANK OF NOVA SCOTIA (HOUSTON)                                              0.18      02/16/2010         247,715
       8,847   BEETHOVEN FUNDING CORPORATION(p)++                                         0.30      02/03/2010           8,847
      35,388   BEETHOVEN FUNDING CORPORATION(p)++                                         0.32      02/02/2010          35,387
     265,407   BNP PARIBAS (NEW YORK)                                                     0.15      02/01/2010         265,407
     199,559   BRYANT PARK FUNDING LLC(p)++                                               0.16      02/12/2010         199,548
      19,906   BTM CAPITAL CORPORATION++                                                  0.26      02/03/2010          19,905
      35,388   CALCASIEU PARISH LA+/-ss                                                   0.35      12/01/2027          35,388
      48,658   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.30      06/01/2028          48,658
      23,422   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.25      10/01/2038          23,422
     247,713   CONCORD MINUTEMEN CAPITAL COMPANY(p)++                                     0.35      02/16/2010         247,672
      70,775   COOK COUNTY IL+/-ss                                                        0.25      11/01/2030          70,775
     247,713   DANSKE BANK A/S COPENHAGEN                                                 0.15      02/01/2010         247,713
     159,244   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.33      12/15/2037         159,244
     247,713   DEUTSCHE BANK (CAYMAN)                                                     0.12      02/01/2010         247,713
      92,892   DEXIA BANK (GRAND CAYMAN)                                                  0.22      02/02/2010          92,892
     132,703   DEXIA DELAWARE LLC                                                         0.21      02/04/2010         132,700
     247,713   DNB NOR BANK ASA                                                           0.13      02/01/2010         247,713
     247,713   ENI FINANCE USA INCORPORATED++                                             0.19      02/04/2010         247,707
      79,622   ERASMUS CAPITAL CORPORATION(p)++                                           0.20      02/19/2010          79,613
      97,316   ERASMUS CAPITAL CORPORATION(p)++                                           0.22      02/04/2010          97,313
     132,703   FORTIS BANK NV SA                                                          0.17      02/03/2010         132,703
     115,010   FORTIS BANK NV SA                                                          0.19      02/05/2010         115,010
     221,172   GDF SUEZ++                                                                 0.20      02/03/2010         221,167
     328,370   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $328,373)                       0.12      02/01/2010         328,370
     256,560   GRAMPIAN FUNDING LLC(p)++                                                  0.24      02/18/2010         256,528

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,073,072   GRYPHON FUNDING LIMITED(a)(i)                                              0.00%     08/05/2010   $     420,108
     123,857   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      05/01/2023         123,857
      89,796   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                   0.19      07/01/2034          89,796
      14,597   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.23      11/01/2042          14,597
     132,703   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.18      05/15/2034         132,703
      44,234   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.22      07/01/2029          44,234
      17,694   INDIANA MUNICIPAL POWER AGENCY+/-ss                                        0.24      01/01/2018          17,694
     225,596   ING USA FUNDING LLC                                                        0.17      02/09/2010         225,585
      26,541   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.24      04/15/2025          26,541
     247,713   KBC BANK NV BRUSSELS                                                       0.15      02/01/2010         247,713
     274,254   LLOYDS TSB BANK PLC                                                        0.20      02/04/2010         274,255
      36,387   LMA AMERICAS LLC(p)++                                                      0.18      02/11/2010          36,385
     165,658   LMA AMERICAS LLC(p)++                                                      0.18      02/12/2010         165,647
       8,847   LOUIS DREYFUS CORPORATION                                                  0.25      02/01/2010           8,847
     292,390   MASSACHUSETTS HEFA+/-ss                                                    0.19      10/01/2034         292,390
      88,469   MATCHPOINT MASTER TRUST(p)++                                               0.17      02/22/2010          88,459
     159,244   MATCHPOINT MASTER TRUST(p)++                                               0.17      02/26/2010         159,224
      44,234   MONT BLANC CAPITAL CORPORATION(p)++                                        0.19      02/10/2010          44,232
      31,849   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.21      02/01/2036          31,849
     265,407   NATIXIS US FINANCE COMPANY LLC                                             0.21      02/10/2010         265,390
      17,694   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.24      01/01/2018          17,694
     207,460   NEW YORK STATE DORMITORY AUTHORITY+/-ss                                    0.16      07/01/2034         207,460
     153,936   NEWPORT BEACH CA REVENUE+/-ss                                              0.18      12/01/2040         153,936
     177,026   NEWPORT FUNDING CORPORATION(p)++                                           0.20      02/16/2010         177,010
     176,938   NIEUW AMSTERDAM RECEIVABLES CORPORATION(p)++                               0.18      02/18/2010         176,921
      51,710   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.24      01/01/2034          51,710
     176,938   REGENCY MARKETS #1 LLC(p)++                                                0.18      02/16/2010         176,923
      24,329   ROMULUS FUNDING CORPORATION(p)++                                           0.28      02/18/2010          24,325
     170,568   ROYAL BANK OF SCOTLAND PLC                                                 0.17      02/03/2010         170,565
     274,254   SCALDIS CAPITAL LIMITED(p)++                                               0.20      02/04/2010         274,246
     247,713   SOCIETE GENERALE BANNON LLC                                                0.19      02/11/2010         247,713
      17,694   SOCIETE GENERALE BANNON LLC                                                0.24      02/10/2010          17,694
     230,019   SOLITAIRE FUNDING LLC(p)++                                                 0.21      02/11/2010         230,003
     247,713   SVENSKA HANDELSBANKEN (NEW YORK)                                           0.22      02/11/2010         247,717
     153,830   TICONDEROGA MASTER FUNDING LIMITED(p)++                                    0.17      02/25/2010         153,811
      35,441   TICONDEROGA MASTER FUNDING LIMITED(p)++                                    0.18      02/19/2010          35,437
     207,699   TULIP FUNDING CORPORATION(p)++                                             0.16      02/10/2010         207,688
      79,622   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.20      07/01/2032          79,622
     283,101   UNICREDITO ITALIANO (NEW YORK)                                             0.22      02/08/2010         283,101
     247,713   VALDEZ AK MARINE TERM REVENUE+/-ss                                         0.18      07/01/2037         247,713
      26,541   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.22      12/15/2040          26,541
   1,351,604   VFNC CORPORATION+++/-(a)(i)                                                0.46      09/30/2010         675,802
     265,407   YORKTOWN CAPITAL LLC(p)++                                                  0.19      02/03/2010         265,403
                                                                                                                    12,353,412
                                                                                                                 -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,844,757)                                                          12,972,695
                                                                                                                 -------------

SHARES                                                                                  YIELD
------------                                                                         ---------
SHORT-TERM INVESTMENTS: 1.68%
MUTUAL FUNDS: 1.68%
   4,307,246   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11%                      4,307,246
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,307,246)                                                                       4,307,246
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2010 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $289,481,842)*                                                             104.48%                         $ 267,563,176
OTHER ASSETS AND LIABILITIES, NET                                                 (4.48)                           (11,480,580)
                                                                                 ------                          -------------
TOTAL NET ASSETS                                                                 100.00%                         $ 256,082,596
                                                                                 ------                          -------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME PRODUCING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(p)  ASSET-BACKED COMMERCIAL PAPER.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++ SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,307,246.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $290,664,204 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED DPPRECIATION   $ 24,701,005
GROSS UNREALIZED DEPRECIATION     47,802,033
                                ------------
NET UNREALIZED (DEPRECIATION)   $(23,101,028)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
COMMON STOCKS: 97.04%
AMUSEMENT & RECREATION SERVICES: 0.64%
     562,855   CENTURY CASINOS INCORPORATED+                                                                     $   1,412,766
                                                                                                                 -------------
APPAREL & ACCESSORY STORES: 0.35%
     434,410   DELIA*S INCORPORATED+                                                                                   773,250
                                                                                                                 -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.46%
      62,880   STANDARD PARKING CORPORATION+                                                                         1,020,542
                                                                                                                 -------------
BASIC MATERIALS: 0.65%
      35,990   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       1,431,322
                                                                                                                 -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.52%
      78,050   CAVCO INDUSTRIES INCORPORATED+                                                                        2,797,312
     279,192   PALM HARBOR HOMES INCORPORATED+                                                                         572,344
                                                                                                                     3,369,656
                                                                                                                 -------------
BUSINESS SERVICES: 7.94%
     476,580   3COM CORPORATION+                                                                                     3,550,521
      58,650   ABM INDUSTRIES INCORPORATED                                                                           1,138,983
     120,370   CLARUS CORPORATION+                                                                                     523,610
      25,275   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                951,098
      48,504   HEALTHCARE SERVICES GROUP                                                                               994,332
      31,535   HENRY JACK & ASSOCIATES INCORPORATED                                                                    692,509
     773,315   HILL INTERNATIONAL INCORPORATED+                                                                      4,562,559
      21,020   IMS HEALTH INCORPORATED                                                                                 454,873
     150,615   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                            972,973
     482,077   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                               3,711,993
                                                                                                                    17,553,451
                                                                                                                 -------------
CHEMICALS & ALLIED PRODUCTS: 0.99%
     427,397   ORASURE TECHNOLOGIES INCORPORATED+                                                                    2,188,273
                                                                                                                 -------------
COMMERCIAL SERVICES: 2.31%
     192,747   GEO GROUP INCORPORATED+                                                                               3,565,820
      64,905   SAIC INCORPORATED+                                                                                    1,189,709
      12,595   VERISK ANALYTICS INCORPORATED CLASS A+                                                                  354,171
                                                                                                                     5,109,700
                                                                                                                 -------------
COMMUNICATIONS: 3.05%
     429,890   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               1,367,050
     272,075   CINCINNATI BELL INCORPORATED+                                                                           791,738
     532,894   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                       1,582,695
   1,379,260   SANDVINE CORPORATION+(a)                                                                              1,715,799
      29,825   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                             1,273,528
                                                                                                                     6,730,810
                                                                                                                 -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.09%
      90,900   U.S. HOME SYSTEMS INCORPORATED+                                                                         203,616
                                                                                                                 -------------
DEPOSITORY INSTITUTIONS: 4.46%
     104,915   1ST UNITED BANCORP INCORPORATED+                                                                        808,895
      92,785   AMERICAN RIVER HOLDINGS                                                                                 742,280
      86,780   BANCORP INCORPORATED+                                                                                   634,362
     206,350   COMMUNITY BANKERS TRUST CORPORATION                                                                     616,987
      11,635   EAGLE BANCORP INCORPORATED+                                                                             130,894

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
DEPOSITORY INSTITUTIONS (continued)
      40,515   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                        $     556,271
     259,683   FIRST SECURITY GROUP INCORPORATED                                                                       605,061
      14,745   IBERIABANK CORPORATION                                                                                  787,973
      32,225   MIDSOUTH BANCORP INCORPORATED                                                                           486,598
      15,100   NORTHWEST BANCSHARES INCORPORATED                                                                       176,821
     288,675   PACIFIC PREMIER BANCORP INCORPORATED+                                                                   958,401
      24,380   SIERRA BANCORP                                                                                          249,164
      19,250   SUNTRUST BANKS INCORPORATED                                                                             468,353
      32,605   UNIVEST CORPORATION OF PENNSYLVANIA                                                                     573,196
      58,325   WASHINGTON BANKING COMPANY                                                                              688,235
      59,280   WESTERN UNION COMPANY                                                                                 1,099,051
      21,160   WILMINGTON TRUST CORPORATION                                                                            277,619
                                                                                                                     9,860,161
                                                                                                                 -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.36%
      79,000   EL PASO CORPORATION                                                                                     801,850
                                                                                                                 -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.69%
     295,260   BIGBAND NETWORKS INCORPORATED+                                                                          927,116
     394,255   EMCORE CORPORATION+                                                                                     374,542
     501,324   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                 50,132
     175,750   GLOBECOMM SYSTEMS INCORPORATED+                                                                       1,277,703
     112,094   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                            576,163
     353,215   MICRON TECHNOLOGY INCORPORATED+                                                                       3,080,035
   2,252,340   MRV COMMUNICATIONS INCORPORATED+                                                                      1,914,489
      66,861   OSI SYSTEMS INCORPORATED+                                                                             1,769,811
     504,910   POWER-ONE INCORPORATED+                                                                               1,600,565
     131,317   RICHARDSON ELECTRONICS LIMITED                                                                        1,007,201
                                                                                                                    12,577,757
                                                                                                                 -------------
ENGINEERING: 0.32%
      39,785   ABB LIMITED ADR                                                                                         717,324
                                                                                                                 -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.61%
     272,072   SYMYX TECHNOLOGIES INCORPORATED+                                                                      1,344,036
                                                                                                                 -------------
ENTERTAINMENT PRODUCTION: 0.60%
      24,935   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                          654,793
      22,265   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                          660,380
                                                                                                                     1,315,173
                                                                                                                 -------------
FINANCIAL SERVICES: 0.26%
      74,810   WESTERN LIBERTY BANCORP+                                                                                585,014
                                                                                                                 -------------
HEALTH SERVICES: 1.25%
     114,120   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                1,033,927
     101,432   ENSIGN GROUP INCORPORATED                                                                             1,733,473
                                                                                                                     2,767,400
                                                                                                                 -------------
HOLDING & OTHER INVESTMENT OFFICES: 9.26%
     224,563   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                3,902,905
     383,330   ANWORTH MORTGAGE ASSET CORPORATION                                                                    2,644,977
     240,950   CAPSTEAD MORTGAGE CORPORATION                                                                         3,199,816
     112,411   HILLTOP HOLDINGS INCORPORATED+                                                                        1,272,493
     137,095   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                 1,009,019
     776,936   ORIGEN FINANCIAL INCORPORATED+                                                                        1,134,327
     307,520   PRIMORIS SERVICES CORPORATION                                                                         2,497,062

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      55,780   REDWOOD TRUST INCORPORATED                                                                        $     797,654
      31,415   SILVER STANDARD RESOURCES INCORPORATED+                                                                 546,621
     100,435   SUN COMMUNITIES INCORPORATED                                                                          1,818,878
     204,185   UMH PROPERTIES INCORPORATED                                                                           1,653,899
                                                                                                                    20,477,651
                                                                                                                 -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.43%
     421,580   EMPIRE RESORTS INCORPORATED+                                                                            952,771
                                                                                                                 -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.83%
      53,645   ACTUANT CORPORATION CLASS A                                                                             899,627
     229,930   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          1,579,619
     205,655   CRAY INCORPORATED+                                                                                      970,692
     215,610   INTERMEC INCORPORATED+                                                                                2,861,145
      27,545   KAYDON CORPORATION                                                                                      900,446
      17,755   SMITH INTERNATIONAL INCORPORATED                                                                        538,332
      51,375   STEC INCORPORATED+                                                                                      720,278
                                                                                                                     8,470,139
                                                                                                                 -------------
INSURANCE CARRIERS: 1.19%
     514,704   FIRST ACCEPTANCE CORPORATION+                                                                           988,232
      43,055   MERCURY GENERAL CORPORATION                                                                           1,645,562
                                                                                                                     2,633,794
                                                                                                                 -------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.96%
      30,085   ARTIO GLOBAL INVESTOS INCORPORATED+                                                                     737,684
   2,790,410   SANDSTORM RESOURCES LIMITED+                                                                          1,383,135
                                                                                                                     2,120,819
                                                                                                                 -------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.19%
      22,415   CORRECTIONS CORPORATION OF AMERICA+                                                                     419,385
                                                                                                                 -------------
LEATHER & LEATHER PRODUCTS: 0.26%
     513,620   BAKERS FOOTWEAR GROUP INCORPORATED+**(l)                                                                564,982
                                                                                                                 -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.30%
     611,008   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**(l)                                                         3,055,040
      14,780   HAEMONETICS CORPORATION+                                                                                836,696
     806,554   LTX-CREDENCE CORPORATION+                                                                             2,024,451
      47,880   WRIGHT MEDICAL GROUP INCORPORATED+                                                                      856,094
      18,905   ZOLL MEDICAL CORPORATION+                                                                               526,315
                                                                                                                     7,298,596
                                                                                                                 -------------
MEDICAL PRODUCTS: 0.37%
      15,570   STRYKER CORPORATION                                                                                     808,394
                                                                                                                 -------------
METAL MINING: 10.37%
      39,720   AGNICO-EAGLE MINES LIMITED                                                                            2,012,612
      32,660   CENTERRA GOLD INCORPORATED+(a)                                                                          330,800
      41,200   CENTERRA GOLD INCORPORATED++(a)                                                                         415,372
       9,075   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     605,212
      49,655   GOLDCORP INCORPORATED                                                                                 1,686,284
   1,085,055   MINERA ANDES INCORPORATED+                                                                              737,837
      65,980   NEWMONT MINING CORPORATION                                                                            2,827,903
     783,575   PETAQUILLA MINERALS LIMITED+                                                                            513,242
     139,797   RANDGOLD RESOURCES LIMITED ADR                                                                        9,636,207

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
METAL MINING (continued)
      46,480   ROYAL GOLD INCORPORATED                                                                           $   1,980,978
     384,695   SAN GOLD CORPORATION+                                                                                 1,204,095
     181,300   VISTA GOLD CORPORATION+                                                                                 400,673
      56,020   YAMANA GOLD INCORPORATED                                                                                564,121
                                                                                                                    22,915,336
                                                                                                                 -------------
MINING: 0.31%
     225,000   ROCKWELL DIAMONDS INCORPORATED+                                                                          15,075
  10,080,000   ROCKWELL DIAMONDS INCORPORATED+                                                                         659,902
                                                                                                                       674,977
                                                                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.85%
     243,280   ACCO BRANDS CORPORATION+                                                                              1,873,256
                                                                                                                 -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
      74,785   YRC WORLDWIDE INCORPORATED+                                                                              69,550
                                                                                                                 -------------
OIL & GAS EXTRACTION: 17.49%
      52,170   CANADIAN NATURAL RESOURCES LIMITED                                                                    3,328,968
     134,202   ENERGY XXI BERMUDA LIMITED                                                                            2,433,082
      26,035   EXCO RESOURCES INCORPORATED                                                                             456,654
     460,090   GLOBAL INDUSTRIES LIMITED+                                                                            3,206,827
     164,680   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            1,747,255
      32,165   HELMERICH & PAYNE INCORPORATED                                                                        1,345,462
     221,260   KEY ENERGY SERVICES INCORPORATED+                                                                     2,139,584
     455,700   MCMORAN EXPLORATION COMPANY+                                                                          6,931,197
      29,765   NEWFIELD EXPLORATION COMPANY+                                                                         1,456,699
     559,855   NEWPARK RESOURCES INCORPORATED+                                                                       2,233,821
      64,270   PENN WEST ENERGY TRUST                                                                                1,055,956
      82,205   PETROQUEST ENERGY INCORPORATED+                                                                         447,195
      27,375   PIONEER NATURAL RESOURCES COMPANY                                                                     1,203,953
      36,635   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                              1,221,777
      30,310   PRIDE INTERNATIONAL INCORPORATED+                                                                       897,176
      62,192   RANGE RESOURCES CORPORATION                                                                           2,860,832
     120,690   SANDRIDGE ENERGY INCORPORATED+                                                                        1,021,037
       2,132   SEAHAWK DRILLING INCORPORATED+                                                                           44,580
     316,895   TRILOGY ENERGY TRUST                                                                                  2,450,991
     142,205   WILLBROS GROUP INCORPORATED+                                                                          2,174,314
                                                                                                                    38,657,360
                                                                                                                 -------------
OIL FIELD SERVICES: 0.18%
     114,530   TRICO MARINE SERVICES INCORPORATED+                                                                     400,855
                                                                                                                 -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.35%
     193,555   INTEROIL CORPORATION+                                                                                11,441,036
      46,405   MARATHON OIL CORPORATION                                                                              1,383,333
      39,135   WD-40 COMPANY                                                                                         1,204,184
                                                                                                                    14,028,553
                                                                                                                 -------------
PRIMARY METAL INDUSTRIES: 0.24%
      41,045   ALCOA INCORPORATED                                                                                      522,503
                                                                                                                 -------------
REAL ESTATE: 4.79%
   2,124,206   CHIMERA INVESTMENT CORPORATION                                                                        8,326,888
      78,925   HATTERAS FINANCIAL CORPORATION                                                                        2,161,756

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

SHARES         SECURITY NAME                                                                                         VALUE
------------   ---------------------------------------------------------------                                   -------------
REAL ESTATE (continued)
       9,575   KENNEDY WILSON HOLDINGS INCORPORATED+                                                             $      87,420
                                                                                                                    10,576,064
                                                                                                                 -------------
RETAIL-DRUG STORES: 0.16%
      16,515   VITAMIN SHOPPE INCORPORATED+                                                                            346,815
                                                                                                                 -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
     712,751   INTERTAPE POLYMER GROUP INCORPORATED+                                                                 2,239,392
                                                                                                                 -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.88%
     216,490   GENTEX CORPORATION                                                                                    4,150,113
                                                                                                                 -------------
THEATERS & ENTERTAINMENT: 0.79%
     118,905   REGAL ENTERTAINMENT GROUP CLASS A                                                                     1,756,227
                                                                                                                 -------------
TRANSPORTATION EQUIPMENT: 0.70%
      97,635   ORBITAL SCIENCES CORPORATION+                                                                         1,543,609
                                                                                                                 -------------
WHOLESALE TRADE-DURABLE GOODS: 0.55%
     228,135   MERGE HEALTHCARE INCORPORATED+                                                                          593,151
     242,084   PATRICK INDUSTRIES INCORPORATED+                                                                        622,148
                                                                                                                     1,215,299
                                                                                                                 -------------
TOTAL COMMON STOCKS (COST $202,093,787)                                                                            214,478,541
                                                                                                                 -------------
INVESTMENT COMPANIES: 0.35%
STOCK FUND: 0.35%
      62,251   KBW REGIONAL BANKING ETF                                                                              1,498,382
TOTAL INVESTMENT COMPANIES (COST $1,410,036)                                                                         1,498,382
                                                                                                                 -------------

                                                                                                   EXPIRATION
                                                                                                      DATE
                                                                                                 -------------
WARRANTS: 0.70%
     455,805   PRIMORIS SERVICES CORPORATION (DIVERSIFIED OPERATIONS)+                              02/10/2010       1,367,415
     858,942   SANDSTORM RESOURCES LIMITED (INVESTMENT COMPANIES )+                                 04/23/2014         176,729
TOTAL WARRANTS (COST $863,482)                                                                                       1,544,144
                                                                                                                 -------------

                                                                                     YIELD
                                                                                 -------------
PREFERRED STOCKS: 0.18%
         405   CENTER FINANCIAL CORPORATION SERIES B(DEPOSITORY
                  Institutions)(t)(a)                                                    12.00%                        405,000
TOTAL PREFERRED STOCKS (COST $405,000)                                                                                 405,000
                                                                                                                 -------------
SHORT TERM INVESTMENTS: 0.68%
MUTUAL FUNDS: 0.68%
   2,333,484   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++                            0.11                   $   2,333,484
                                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,333,484)                                                                       2,333,484
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $207,105,789)*                                                  99.66%                                  $ 220,259,551
OTHER ASSETS AND LIABILITIES, NET                                         0.34                                         762,112
                                                                        ------                                   -------------
TOTAL NET ASSETS                                                        100.00%                                  $ 221,021,663
                                                                        ------                                   -------------

                                                                                                   EXPIRATION
CONTRACTS                                                                         STRIKE PRICE        DATE           VALUE
------------                                                                     -------------   -------------   -------------
WRITTEN OPTIONS: 0.00%
     (10,000)  ABB LIMITED-SPON ADR CALL                                         $       20.00      03/20/2010   $      (3,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(10,315))                                                                     (3,000)
                                                                                                                 -------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF
     $3,660,051

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+    NON-INCOME PRODUCING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND WHICH DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,333,484.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $212,427,667 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 45,206,308
GROSS UNREALIZED DEPRECIATION    (37,374,424)
                                ------------
NET UNREALIZED APPRECIATION     $  7,831,884

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS - NO LOAD

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the three months ended January 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

During the period ended January 31, 2010, Small/Mid Cap Value Fund had written options activities as follows:

                                             Number of    Premiums
                                             Contracts    Received
                                             ---------   ---------
Options outstanding at 10/31/2009               (500)    $(170,146)
Options Written                                 (335)     ($59,814)
Options terminated in closing transactions       735     $ 219,645
                                                ----     ---------
Options outstanding at 01/31/2010               (100)    $ (10,315)

Small/Mid Cap Value Fund had average premiums received on written options in the amount of $65,709 during the three months ended January 31, 2010.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of January 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                             DEFAULTED/IMPAIRED/RESTRUCTURED   % OF NET
                                      SIVS ($VALUE)             ASSETS
                             -------------------------------   --------
Discover Fund                           $2,309,166               0.61%
Enterprise Fund                          2,270,398               0.93%
Mid Cap Disciplined Fund                 2,073,374               0.35%
Opportunity Fund                         6,065,690               0.50%
Small Cap Disciplined Fund               1,095,910               0.43%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' investments in securities:

                                                                            SIGNIFICANT     TOTAL FAIR
                                                       SIGNIFICANT OTHER   UNOBSERVABLE       VALUE
                                       QUOTED PRICE    OBSERVABLE INPUTS      INPUTS          AS OF
INVESTMENTS IN SECURITIES                (LEVEL 1)         (LEVEL 2)         (LEVEL 3)      01/31/2010
-------------------------             --------------   -----------------   ------------   -------------
DISCOVERY FUND
   Equity securities
      COMMON STOCKS                   $  370,497,317      $          0      $        0   $  370,497,317
   Corporate debt securities                       0        40,572,784       2,309,166       42,881,950
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0         8,887,636               0        8,887,636
   Short-term investments                 20,500,931         3,314,834               0       23,815,765
TOTAL                                 $  390,998,248      $ 52,775,254      $2,309,166   $  446,082,668
ENTERPRISE FUND
   Equity securities
      COMMON STOCKS                   $  242,354,244      $          0      $        0   $  242,354,244
   Corporate debt securities                       0        11,815,566       2,270,398       14,085,964
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0         2,588,250               0        2,588,250
   Short-term investments                  6,563,167           965,343               0        7,528,510
TOTAL                                 $  248,917,411      $ 15,369,159      $2,270,398   $  266,556,968
MID CAP DISCIPLINED FUND
   Equity securities
      COMMON STOCKS                   $  578,374,000      $          0      $        0   $  578,374,000
   Corporate debt securities                       0        46,064,032       2,073,374       48,137,406
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0        10,090,515               0       10,090,515
   Short-term investments                 20,285,956         3,763,474               0       24,049,430
TOTAL                                 $  598,659,956      $ 59,918,021      $2,073,374   $  660,651,351
OPPORTUNITY FUND
   Equity securities
      COMMON STOCKS                   $1,137,105,719      $          0      $        0   $1,137,105,719
      OTHER                               38,771,515                 0               0       38,771,515
   Corporate debt securities                       0       162,094,564       6,065,690      168,160,254
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0        35,507,474               0       35,507,474
   Short-term investments                 41,486,143        13,243,276               0       54,729,419
TOTAL                                 $1,217,363,377      $210,845,314      $6,065,690   $1,434,274,381
SMALL CAP DISCIPLINED FUND
   Equity securities
      COMMON STOCKS                   $  250,283,235      $          0      $        0   $  250,283,235
   Corporate debt securities                       0         8,654,590       1,095,910        9,750,500
   Debt securities issued by states
      in the U.S. and
      its political subdivisions                   0         1,895,824               0        1,895,824
   Short-term investments                  4,926,529           707,088               0        5,633,617
TOTAL                                 $  255,209,764      $ 11,257,502      $1,095,910   $  267,563,176
SMALL/MID CAP VALUE FUND
   Equity securities
      COMMON STOCKS                   $  214,478,541      $          0      $        0   $  214,478,541
      OTHER                                1,498,382                 0               0        1,498,382
      PREFERRED STOCKS                             0                 0         405,000          405,000
      WARRANTS                             1,544,144                 0               0        1,544,144
   Short-term investments                  2,333,484                 0               0        2,333,484
TOTAL                                 $  219,854,551      $          0      $  405,000   $  220,259,551

As of January 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
SMALL/MID CAP VALUE FUND
Other financial instruments*      $0      $7,315      $0     $7,315

*    Other financial instruments include written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  MID CAP                    SMALL CAP
                                       DISCOVERY   ENTERPRISE   DISCIPLINED   OPPORTUNITY   DISCIPLINED
                                         FUND         FUND          FUND          FUND          FUND
                                      ----------   ----------   -----------   -----------   -----------
CORPORATE DEBT SECURITIES
BALANCE AS OF OCTOBER 31, 2009        $2,129,510   $2,093,758    $1,912,065    $5,593,775    $1,010,647
   Realized gain (loss)                   (9,867)      (9,702)       (8,860)      (25,920)       (4,683)
   Change in unrealized
      appreciation
      (depreciation)                     379,643      373,270       340,878       997,243       180,176
   Net purchases (sales)                (190,120)    (186,928)     (170,709)     (499,408)      (90,230)
   Net transfer in (out) of Level 3            0            0             0             0             0
BALANCE AS OF JANUARY 31, 2010        $2,309,166   $2,270,398    $2,073,374    $6,065,690    $1,095,910
   Change in unrealized gains or
      losses included in earnings
      relating to securities still
      held at January 31, 2010           379,643      373,270       340,878       997,243       180,176

                                       SMALL/MID CAP
                                         VALUE FUND
                                       -------------
PREFERRED STOCKS
BALANCE AS OF OCTOBER 31, 2009            $      0
   Realized gain (loss)                          0
   Change in unrealized appreciation
      (depreciation)                             0
   Net purchases (sales)                   405,000
   Net transfer in (out) of Level 3              0
BALANCE AS OF JANUARY 31, 2010            $405,000
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at
   January 31, 2010                              0

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ---------------------------
                                            Karla M. Rabusch
                                            President

Date: March 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ---------------------------
                                            Karla M. Rabusch
                                            President


                                        By: /s/ Kasey L. Phillips
                                            ---------------------------
                                            Kasey L. Phillips
                                            Treasurer

Date: March 23, 2010